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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The Report to Shareholders is attached herewith.

-------------------------------------              CALIFORNIA
                                                   INVESTMENT TRUST
California Tax-Free Income Fund                    ----------------
                                                   FUND GROUP
California Insured Intermediate Fund
                                                 SEMI-ANNUAL REPORT
California Tax-Free Money Market Fund
                                                 February 28, 2005

U.S. Government Securities Fund                    (800) 225-8778
                                                  www.citfunds.com
Short-Term U.S. Government Bond Fund
                                                   NO-LOAD FUNDS
The United States Treasury Trust
                                       This report is intended only for the
                                       information of shareholders or those who
S&P 500 Index Fund                     have received the offering prospectus
                                       covering shares of beneficial interest
S&P MidCap Index Fund                  of California Investment Trust Fund
                                       Group which contains information about
S&P SmallCap Index Fund                the management fee and other costs.
                                       Investments in shares of the funds of
Equity Income Fund                     California Investment Trust Fund Group
                                       are neither insured nor guaranteed by
European Growth & Income Fund          the U.S. Government, and there is no
                                       assurance that any Fund which is a Money
Nasdaq-100 Index Fund                  Market Fund will be able to maintain a
                                       stable net asset value of $1.00 per
-------------------------------------  share.

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                                           2/28/2005
      MONEY MARKET FUND                                     (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (76.19%)
ABAG FINANCE AUTHORITY FOR NONPROFIT CORPS
Revenue Bonds                                                        $  1,500,000           1.850%        3/3/2005    $  1,500,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002B6                               1,700,000           1.770%        3/1/2005       1,700,000
Power Supply Revenue Bonds; Series B5                                     300,000           1.800%        3/1/2005         300,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                               1,400,000           1.800%        3/1/2005       1,400,000
Scripps Hospital; Series B                                              2,000,000           1.770%        3/2/2005       2,000,000
CALIFORNIA STATE ECONOMIC RECOVERY
Revenue Bonds; Series 2004C                                             2,200,000           1.800%        3/1/2005       2,200,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Gemological Institute of America; Special Tax; Series 2001              1,800,000           1.830%        3/3/2005       1,800,000
CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                2,000,000           1.860%        3/3/2005       2,000,000
General Obligation; Series A                                            1,600,000           1.800%        3/1/2005       1,600,000
CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                            2,000,000           1.810%        3/2/2005       2,000,000
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series B                                 1,500,000           1.830%        3/3/2005       1,500,000
IRVINE RANCH WATER DISTRICT
Certificates of Participation, 1986 Capital Improvement Projects          200,000           1.800%        3/1/2005         200,000
General Obligation; Consolidated Series 1993                              700,000           1.770%        3/1/2005         700,000
Sewer Bonds; 1988 Series A; District 282                                  250,000           1.800%        3/1/2005         250,000
Waterworks Bonds; 1988 Series A, District 182                             500,000           1.800%        3/1/2005         500,000
IRVINE UNIFIED SCHOOL DISTRICT
Community Facilities District No. 01-01; Series 2003                      600,000           1.770%        3/1/2005         600,000
IRVINE, CITY OF
Assessment District 89-10                                               1,205,000           1.810%        3/1/2005       1,205,000
Assessment District 94-13                                                 700,000           1.770%        3/1/2005         700,000
Assessment District 94-15                                                 200,000           1.770%        3/1/2005         200,000
KERN, COUNTY OF
Certificates of Participation; 1986 Series C                            1,000,000           1.830%        3/2/2005       1,000,000
Tax revenue Refunding Bonds; 1993 Series A                              2,000,000           1.830%        3/3/2005       2,000,000
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1992; Series A                       2,000,000           1.810%        3/2/2005       2,000,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                             1,200,000           1.770%        3/1/2005       1,200,000
Power System Revenue Bonds; Series A-3                                  2,000,000           1.830%        3/3/2005       2,000,000
LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                      2,000,000           1.810%        3/2/2005       2,000,000
Pension Obligation Refunding Bonds                                      2,000,000           1.850%        3/3/2005       2,000,000
Rowland Heights Preservation                                            1,400,000           1.920%        3/2/2005       1,400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                      600,000           1.800%        3/1/2005         600,000
Water Revenue Refunding Bonds; 1996 Series A                            1,885,000           1.830%        3/3/2005       1,885,000
NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                 500,000           1.760%        3/1/2005         500,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                 700,000           1.760%        3/1/2005         700,000
Hoag Memorial Hospital Presbyterian; Series C                             500,000           1.760%        3/1/2005         500,000
ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                         1,900,000           1.870%        3/2/2005       1,900,000
ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                545,000           1.770%        3/1/2005         545,000
Certificates of Participation; Series 2000-A                              800,000           1.770%        3/1/2005         800,000
Refunding Certificates of Participation; Series 1993                      750,000           1.770%        3/1/2005         750,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                 2,000,000           1.810%        3/2/2005       2,000,000
ORANGE, COUNTY OF
Revenue Bonds, Niguel Summit II, Issue U of 1985                        1,900,000           1.870%        3/1/2005       1,900,000

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                                           2/28/2005
      MONEY MARKET FUND                                 CONTINUED (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
RIVERSIDE, CITY OF
First Nationwide Savings Program, 1985 Issue G                       $  1,500,000           1.830%        3/2/2005    $  1,500,000
RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                         2,000,000           1.830%        3/2/2005       2,000,000
SAN BERNARDINO, COUNTY OF
Medical Center Financing Project; Series 1998                           1,000,000           1.810%        3/2/2005       1,000,000
SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                         1,900,000           1.800%        3/3/2005       1,900,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                 1,720,000           1.850%        3/3/2005       1,720,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue                                                           2,000,000           1.840%        3/2/2005       2,000,000
TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                  800,000           1.770%        3/1/2005         800,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                  2,000,000           1.830%        3/3/2005       2,000,000
                                                                                                                      ------------
Total Variable Rate Demand Notes (Cost $60,955,000)                                                                     60,955,000
                                                                                                                      ------------
TAX AND REVENUE ANTICIPATION NOTES (17.37%)
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY                             2,000,000           1.010%       3/18/2005       2,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK                     850,000           1.800%        3/1/2005         850,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK                   1,500,000           2.250%        3/1/2005       1,500,000
LOS ANGELES, COUNTY OF                                                  2,000,000           3.000%       6/30/2005       2,009,135
SAN DIEGO COUNTY SCHOOL DISTRICT                                        2,000,000           3.250%       7/25/2005       2,013,069
SANTA BARBARA COUNTY SCHOOL FINANCING AUTHORITY                         1,500,000           3.000%       6/30/2005       1,506,751
SANTA BARBARA, COUNTY OF                                                1,000,000           3.000%       7/26/2005       1,005,707
General Obligation; Series A                                            3,000,000           3.000%       6/30/2005       3,010,527
                                                                                                                      ------------
Total Tax and Revenue Anticipation Notes (Cost $13,895,189)                                                             13,895,189
                                                                                                                      ------------
COMMERCIAL PAPER (5.00%)
EAST BAY MUNICIPAL DISTRICT
Certificates of Participation                                           2,000,000           1.870%       3/14/2005       2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes; Series A                                        2,000,000           1.970%       3/16/2005       2,000,000
                                                                                                                      ------------
Total Commercial Paper (Cost $4,000,000)                                                                                 4,000,000
                                                                                                                      ------------
                                                   Total Investments (Cost $78,850,189)(a) (98.56%)                     78,850,189
                                                   Other Net Assets (1.44%)                                              1,151,427
                                                                                                                      ------------
                                                   Net Assets (100%)                                                  $ 80,001,616
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $78,850,189.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INTERMEDIATE FUND                                      (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (92.31%)
ANAHEIM PUBLIC FINANCING AUTHORITY
Convention Center Project; Series A                                  $    500,000           5.250%        8/1/2013    $    555,680
BEVERLY HILL PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A                                         500,000           5.250%        6/1/2013         558,645
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                    500,000           5.600%       10/1/2010         563,435
CALIFORNIA STATE ECONOMIC RECOVERY
General Obligation; Series A                                              600,000           5.000%        7/1/2011         660,072
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Lassen County; 2001 Series A                             400,000           5.250%        6/1/2011         444,116
Lease Revenue Refunding Bonds; 2001 Series A                              500,000           5.250%        6/1/2012         556,240

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INTERMEDIATE FUND                                CONTINUED (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                $    425,000           5.250%        8/1/2009    $    467,543
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                           300,000           7.250%        8/1/2009         352,566
Water System Improvement Projects; Series 2001A                           500,000           6.000%        8/1/2012         576,890
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series A                                  400,000           6.150%        2/1/2009         448,868
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                        500,000           5.000%        5/1/2012         550,765
CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                        400,000           8.500%        8/1/2007         455,132
CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds; Series K                                   400,000           5.000%       10/1/2009         436,940
DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation; Series 1995                                500,000           5.300%        3/1/2007         510,140
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                   550,000           5.250%        7/1/2012         608,905
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                   500,000           5.500%        8/1/2012         567,850
FRESNO, CITY OF
Water System Revenue Refunding; Series A                                  500,000           6.000%        6/1/2011         578,035
IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                      600,000           5.200%       11/1/2009         659,160
INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding, Project 1                                 300,000           5.375%        5/1/2012         317,748
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                         500,000           5.500%        7/1/2008         545,435
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                 500,000           5.250%        7/1/2014         552,345
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                   400,000           6.000%        7/1/2007         431,728
LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                  500,000           5.000%        2/1/2008         533,810
LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                 400,000           6.900%       6/30/2008         452,184
MONTEREY, COUNTY OF
Certificates of Participation                                             600,000           5.250%        8/1/2014         663,312
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                   500,000           5.000%        8/1/2012         551,575
NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                             200,000           5.000%        2/1/2009         216,058
OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                       600,000           5.150%        5/1/2007         633,084
OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                           500,000           5.500%       10/1/2012         566,680
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                          325,000           5.000%       2/15/2009         352,027
Measure M Sales Tax Revenue Bonds; Series 1998 A                          500,000           5.500%       2/15/2007         529,310
PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series B                                        400,000           5.000%        7/1/2007         422,032
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                   385,000           5.250%        7/1/2012         412,069
SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project; Series 1998C                                 500,000           4.750%       11/1/2008         534,635
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                   500,000           5.100%       5/15/2010         529,735
SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B              450,000           5.500%        5/1/2009         486,720

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INTERMEDIATE FUND                                 CONTINUED (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION

Water Revenue Refunding Bonds; Series B                              $    500,000           5.000%       11/1/2013    $    547,500
SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                       400,000           6.000%       12/1/2009         454,096
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds; Series 2001F                                         480,000           4.500%        9/1/2009         511,963
SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                          300,000           5.000%        6/1/2011         330,303
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                        400,000           5.500%       5/15/2010         446,136
SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2001                                     390,000           4.625%        5/1/2008         413,661
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                           500,000           5.500%        1/1/2013         566,935
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds; Series 2000                                       500,000           4.375%       12/1/2009         531,100
Multiple Purpose Projects; Series O                                       500,000           5.750%        9/1/2010         567,160
WALNUT, CITY OF
Public Financing Authority Tax Allocation                                 500,000           5.375%        9/1/2013         558,990
                                                                                                                      ------------
Total Long Term Securities (Cost $22,492,298)                                                                           23,209,313
                                                                                                                      ------------
VARIABLE RATE DEMAND NOTES (6.36%)
IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1991                              100,000           1.770%        3/1/2005         100,000
IRVINE, CITY OF
Assessment District 00-18; Series A                                     1,100,000           1.770%        3/1/2005       1,100,000
NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                 400,000           1.760%        3/1/2005         400,000
                                                                                                                      ------------
Total Variable Rate Demand Notes (Cost $1,600,000)                                                                       1,600,000
                                                                                                                      ------------
                                     Total Investments (Cost $24,092,298) (a) (98.67%)                                  24,809,313
                                     Other Net Assets (1.33%)                                                              333,025
                                                                                                                      ------------
                                     Net Assets (100%)                                                                $ 25,142,338
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $24,092,298. At February
      28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                     Unrealized appreciation                                                          $    753,865
                                     Unrealized depreciation                                                               (36,850)
                                                                                                                      ------------
                                     Net unrealized appreciation                                                      $    717,015
                                                                                                                      ============

*     Stated maturity reflects next reset date.

                    See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INCOME FUND                                            (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (96.86%)
ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                 $  2,250,000           6.000%        9/1/2012    $  2,615,355
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded              1,695,000           7.000%       12/1/2011       2,066,052
Water System Revenue Bonds, Central Valley J-3; Unrefunded              2,070,000           7.000%       12/1/2011       2,523,144
Water System Revenue Bonds, Central Valley; Series AC                   2,500,000           5.000%       12/1/2016       2,734,025
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                     2,500,000           5.250%        1/1/2017       2,712,525
Stanford University Revenue Bonds; Series P                             3,000,000           5.250%       12/1/2013       3,405,750
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco; Series 2000                          2,565,000           5.500%        6/1/2013       2,895,654

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INCOME FUND                                       CONTINUED (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                              $  3,000,000           5.900%        6/1/2014    $  3,350,310
CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds; Series C                                   2,390,000           5.625%        7/1/2026       2,614,373
CALIFORNIA STATE DEPARTMENT TRANSPORTATION
Federal Highway Grant Anticipation Bonds; Series A                      2,000,000           5.000%        2/1/2015       2,203,440
CALIFORNIA STATE ECONOMIC RECOVERY
General Obligation; Series A                                            2,000,000           5.000%        7/1/2016       2,153,880
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                         2,500,000           6.500%        9/1/2017       2,952,625
University of California Projects; 1993 Series A                        5,000,000           5.500%        6/1/2014       5,577,950
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A         1,005,000           5.500%       10/1/2014       1,139,117
CALIFORNIA, STATE OF
General Obligation Bonds                                                3,000,000           6.250%        9/1/2012       3,433,320
General Obligation Bonds                                                1,500,000           5.000%       11/1/2013       1,616,715
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                         2,090,000           7.250%        8/1/2009       2,456,210
CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                           2,000,000           6.250%       10/1/2012       2,290,560
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                  1,080,000           5.000%        9/1/2016       1,154,174
EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                              2,000,000           5.250%        6/1/2013       2,212,480
Water Revenue Refunding Bonds; Series 2001                              2,000,000           5.250%        6/1/2014       2,207,720
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                           1,000,000           6.000%        7/1/2012       1,159,870
GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds; 1998 Series A                                  1,090,000           6.600%        8/1/2016       1,314,911
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                       2,555,000           6.600%        8/1/2016       3,010,812
LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                            1,015,000           7.300%        9/1/2009       1,198,745
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                           4,000,000           5.000%       12/1/2027       4,178,800
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                      2,500,000           6.000%       8/15/2010       2,857,075
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                        3,000,000           5.250%        7/1/2013       3,332,100
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                       3,540,000           6.500%        7/1/2010       4,001,935
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; Series A-A-1                                2,000,000           5.250%        7/7/2015       2,196,220
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                 2,450,000           6.000%        7/1/2014       2,900,016
General Obligation Bonds; Series A-1                                      500,000           5.000%        7/1/2018         539,440
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                      1,500,000           6.125%        7/1/2013       1,734,720
NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                           1,000,000           7.000%        5/1/2013       1,211,490
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                     2,000,000           5.500%        2/1/2014       2,242,040
Sub Tax Allocation Bonds                                                1,000,000           5.000%        9/1/2022       1,063,900
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                 1,050,000           5.500%       2/15/2011       1,180,946
OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                                1,485,000           5.625%        8/1/2014       1,715,531
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                       4,000,000           6.250%       8/15/2010       4,520,400
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH
Special Tax Revenue Bonds; 1996 Series A                                1,575,000           6.000%        9/1/2016       1,871,273

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                                           2/28/2005
      INCOME FUND                                       CONTINUED (UNAUDITED)
   Security Description                                                 Par Value           Rate          Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                  $  2,890,000           5.000%        7/1/2016    $  3,170,648
SAN DIEGO, COUNTY OF
2001 MTS Tower Refunding Bonds                                          1,000,000           5.250%       11/1/2014       1,107,900
SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 1990                          2,950,000           6.750%        7/1/2011       3,535,369
SAN JOSE REDEVELOPMENT AGENCY TAX ALLOCATION
Unrefunded Balanced Merged Area                                         2,685,000           6.000%        8/1/2010       3,066,673
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                 1,440,000           5.250%        7/1/2016       1,628,021
SAN MATEO COUNTY TRANSPORTATION DISTRICT
Sales Tax Revenue Bonds; Series A                                       4,000,000           5.250%        6/1/2015       4,363,760
SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                   2,500,000           5.700%        8/1/2022       2,797,150
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                            2,000,000           6.000%      11/15/2012       2,333,580
Lease Revenue Refunding Bonds; 1997 Series A                            1,750,000           5.750%      11/15/2013       2,024,208
SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds             4,000,000           7.000%        7/1/2010       4,526,600
SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                     1,045,000           7.250%        8/1/2010       1,256,059
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                            1,815,000           5.000%      11/15/2012       1,996,010
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                             2,400,000           6.000%        8/1/2011       2,772,648
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                             3,585,000           6.750%        7/1/2013       4,286,585
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                        1,000,000           5.000%       5/15/2008       1,072,700
UC San Diego Medical Center; Series 2000                                2,500,000           5.125%       12/1/2016       2,719,973
TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                       2,000,000           6.250%        1/1/2012       2,276,420
                                                                                                                      ------------
Total Long Term Securities (Cost$128,676,245)                                                                          141,479,907
                                                                                                                      ------------
VARIABLE RATE DEMAND NOTES (2.23%)
IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993                              200,000           1.770%        3/1/2005         200,000
IRVINE, CITY OF
Assessment District 97-17                                                 600,000           1.770%        3/1/2005         600,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                               500,000           1.770%        3/1/2005         500,000
NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                 700,000           1.760%        3/1/2005         700,000
Hoag Memorial Hospital Presbyterian; Series C                             950,000           1.760%        3/1/2005         950,000
ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                      300,000           1.770%        3/1/2005         300,000
                                                                                                                      ------------
Total Variable Rate Demand Notes (Cost $3,250,000)                                                                       3,250,000
                                                                                                                      ------------
                                        Total Investments (Cost $131,926,245) (a) (99.09%)                             144,729,907
                                        Other Net Assets (0.91%)                                                         1,330,911
                                                                                                                      ------------
                                        Net Assets (100%)                                                             $146,060,818
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $131,926,245. At
      February 28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                        Unrealized appreciation                                                       $ 13,046,814
                                        Unrealized depreciation                                                           (243,152)
                                                                                                                      ------------
                                        Net unrealized appreciation                                                   $ 12,803,662
                                                                                                                      ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
      U.S. GOVERNMENT                                 PORTFOLIO OF INVESTMENTS                                           2/28/2005
      SECURITIES FUND                                       (UNAUDITED)
             Par Value                  Rate                                                      Maturity           Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (56.87%)
           $   184,385                6.000%                                                      4/15/2014           $    193,389
               291,100                6.000%                                                      4/15/2014                305,315
               238,252                6.000%                                                      4/15/2016                249,550
               369,058                6.500%                                                      4/15/2016                390,608
               281,419                6.000%                                                      5/15/2016                294,763
             1,544,021                5.000%                                                      2/15/2018              1,572,213
               829,790                5.000%                                                      4/15/2018                844,941
               823,921                5.000%                                                      4/15/2018                838,965
             1,353,821                5.500%                                                      8/15/2018              1,400,800
             1,794,033                5.000%                                                      9/15/2018              1,826,790
                10,526               10.000%                                                      9/15/2018                 11,936
                32,142                9.000%                                                     10/15/2018                 35,701
             1,717,251                5.000%                                                      1/15/2019              1,748,177
             1,705,284                5.000%                                                      1/15/2019              1,735,995
             1,720,168                5.000%                                                      2/15/2019              1,751,147
             1,726,012                5.500%                                                      2/15/2019              1,786,404
             1,850,119                5.000%                                                      2/15/2019              1,883,437
                                                                                                                      ------------
Total Government National Mortgage Association (Cost $17,037,800)                                                       16,870,131
                                                                                                                      ------------
United States Treasury Bills (15.47%)
             2,600,000       1.980% - 2.375%                                                       3/3/2005              2,599,699
               400,000       2.178% - 2.273%                                                       4/7/2005                399,069
             1,100,000       2.345% - 2.460%                                                       5/5/2005              1,094,840
               500,000                2.535%                                                       6/9/2005                496,479
                                                                                                                      ------------
Total United States Treasury Bills (Cost $4,590,573)                                                                     4,590,087
                                                                                                                      ------------
United States Treasury Notes (12.36%)
             2,000,000                6.500%                                                      5/15/2005              2,016,252
               600,000                6.500%                                                      8/15/2005                610,031
             1,000,000                6.875%                                                      5/15/2006              1,041,524
                                                                                                                      ------------
Total United States Treasury Notes (Cost $3,692,312)                                                                     3,667,807
                                                                                                                      ------------
United States Treasury Bonds (14.48%)

             1,300,000                7.250%                                                      5/15/2016              1,613,981
             2,000,000                7.625%                                                     11/15/2022              2,682,110
                                                                                                                      ------------
Total United States Treasury Bonds (Cost $4,146,136)                                                                     4,296,091

                                        Total Investments (Cost $29,466,821) (a) (99.18%)                               29,424,116
                                        Other Net Assets (0.82%)                                                           242,669
                                                                                                                      ------------
                                        Net Assets (100%)                                                             $ 29,666,785
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $29,466,821. At February
      28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                        Unrealized appreciation                                                       $    218,333
                                        Unrealized depreciation                                                           (261,038)
                                                                                                                      ------------
                                        Net unrealized depreciation                                                   $    (42,705)
                                                                                                                      ============

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
      THE UNITED STATES                               PORTFOLIO OF INVESTMENTS                                           2/28/2005
      TREASURY TRUST                                        (UNAUDITED)
             Par Value                  Rate                                                      Maturity           Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
 United States Treasury Bills (99.83%)
           $14,300,000       1.980% - 2.375%                                                       3/3/2005           $ 14,298,395
            11,000,000       2.178% - 2.273%                                                       4/7/2005             10,974,864
             8,500,000       2.345% - 2.460%                                                       5/5/2005              8,463,861
             9,000,000                2.535%                                                       6/9/2005              8,936,625
                                                                                                                      ------------
                                        Total Investments (Cost $42,673,745)(a) (99.83%)                                42,673,745
                                        Other Net Assets (0.17%)                                                            72,598
                                                                                                                      ------------
                                        Net Assets (100%)                                                             $ 42,746,343
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $42,673,745.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM U.S.                                 PORTFOLIO OF INVESTMENTS                                           2/28/2005
      GOVERNMENT BOND FUND                                   (UNAUDITED)
             Par Value                  Rate                                                      Maturity           Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (11.01%)
           $   914,955                4.000%                                                      6/20/2034           $    923,526
               975,174                4.500%                                                     11/20/2034                975,659
                                                                                                                      ------------
Total Government National Mortgage Association (Cost $1,902,634)                                                         1,899,185
                                                                                                                      ------------
United States Treasury Bills (6.94%)
               700,000       1.980% - 2.375%                                                       3/3/2005                699,915
               200,000       2.178% - 2.273%                                                       4/7/2005                199,543
               300,000                2.535%                                                       6/9/2005                297,887
                                                                                                                      ------------
Total United States Treasury Bills (Cost $1,197,345)                                                                     1,197,345
                                                                                                                      ------------
United States Treasury Notes (80.92%)
             4,000,000                5.750%                                                     11/15/2005              4,074,064
             2,000,000                5.625%                                                      2/15/2006              2,046,172
             2,000,000                6.500%                                                     10/15/2006              2,094,376
             2,000,000                6.625%                                                      5/15/2007              2,126,876
             3,700,000                2.750%                                                      8/15/2007              3,621,812
                                                                                                                      ------------
Total United States Treasury Notes (Cost $14,164,414)                                                                 $ 13,963,300
                                                                                                                      ------------
                                        Total Investments (Cost $17,264,393)(a) (98.87%)                                17,059,830
                                        Other Net Assets (1.13%)                                                           195,878
                                                                                                                      ------------
                                        Net Assets (100%)                                                             $ 17,255,708
                                                                                                                      ============

(a)   Aggregate cost for federal income tax purposes is $17,264,393. At February
      28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                        Unrealized appreciation                                                       $      7,044
                                        Unrealized depreciation                                                           (211,607)
                                                                                                                      ------------
                                        Net unrealized depreciation                                                   $   (204,563)
                                                                                                                      ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                                  (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (99.53%)
Basic Materials (3.11%)
Air Products & Chemicals Inc.                         2,398       $    150,163
Alcoa Inc.                                            8,738            280,665
Allegheny Technologies Inc.                             854             21,017
Ashland Inc.                                            731             47,727
Dow Chemical Co./The                                  9,438            520,506
Eastman Chemical Co.                                    810             46,769
Ecolab Inc.                                           2,721             86,283
EI Du Pont de Nemours & Co.                          10,025            534,333
Engelhard Corp.                                       1,318             39,870
Freeport-McMoRan Copper & Gold Inc.                   1,812             75,778
Georgia-Pacific Corp.                                 2,672             95,684
Great Lakes Chemical Corp.                              530             14,151
Hercules Inc.*                                        1,129             16,190
International Flavors & Fragrances Inc.                 983             40,588
International Paper Co.                               5,088            190,037
Louisiana-Pacific Corp.                               1,130             29,685
MeadWestvaco Corp.                                    2,112             66,232
Neenah Paper Inc.                                         1                 35
Newmont Mining Corp.                                  4,574            205,921
Nucor Corp.                                           1,652            102,986
Phelps Dodge Corp.                                      942            100,276
Plum Creek Timber Co. Inc. (REIT)                     1,937             72,734
PPG Industries Inc.                                   1,787            128,575
Praxair Inc.                                          3,420            153,319
Rohm & Haas Co.                                       2,354            113,392
Sherwin-Williams Co./The                              1,544             68,399
Sigma-Aldrich Corp.                                     727             44,790
Temple-Inland Inc.                                      576             46,195
United States Steel Corp.                             1,191             74,271
Weyerhaeuser Co.                                      2,467            165,116
                                                                  ------------
Total Basic Materials                                                3,531,687
                                                                  ------------
Communications (9.94%)
ADC Telecommunications Inc.*                          8,684             19,973
Alltel Corp.                                          3,096            177,091
Andrew Corp.*                                         1,650             19,965
AT&T Corp.                                            8,362            162,474
Avaya Inc.*                                           4,387             61,418
BellSouth Corp.                                      18,392            474,514
CenturyTel Inc.                                       1,518             51,066
Ciena Corp.*                                          6,054             11,987
Cisco Systems Inc.*                                  67,930          1,183,341
Citizens Communications Co.                           3,037             40,514
Clear Channel Communications Inc.                     6,106            203,208
Comcast Corp.*                                       22,452            730,813
Comverse Technology Inc.*                             2,034             47,209
Corning Inc.*                                        14,053            161,188
Dow Jones & Co. Inc.                                    853             31,646
eBay Inc.*                                           13,282            569,001
Gannett Co. Inc.                                      2,673            210,499
Interpublic Group of Cos Inc.*                        4,384             57,606
JDS Uniphase Corp.*                                  15,107             28,703
Knight-Ridder Inc.                                      842             55,151
Lucent Technologies Inc.*                            44,252            135,854
McGraw-Hill Cos Inc./The                              1,908            175,250
Meredith Corp.                                          527             24,184
Monster Worldwide Inc.*                               1,196             34,505
Motorola Inc.                                        23,735            371,690
New York Times Co.                                    1,562             57,263
Nextel Communications Inc.*                          11,187            329,233
Omnicom Group                                         1,881            171,303
Qualcomm Inc.                                        16,353            590,507
Qwest Communications International*                  18,680             72,852
SBC Communications Inc.                              33,290            800,625
Scientific-Atlanta Inc.                               1,620             50,058
Sprint Corp.                                         14,984            354,821
Symantec Corp.*                                       6,494            142,933
Tellabs Inc.*                                         4,380             31,054
Time Warner Inc.*                                    45,937            791,495
Tribune Co.                                           3,197            130,214
Univision Communications Inc.*                        3,400             89,726
Verizon Communications Inc.                          27,813          1,000,434
Viacom Inc.                                          17,429            608,272
Walt Disney Co.                                      20,641            576,710
Yahoo! Inc.*                                         13,890            448,230
                                                                  ------------
Total Communications                                                11,284,580
                                                                  ------------
Consumer, Cyclical (9.89%)
Autonation Inc.*                                      2,900             56,637
Autozone Inc.*                                          810             78,489
Bed Bath & Beyond Inc.*                               3,135            117,625
Best Buy Co. Inc.                                     3,427            185,127
Big Lots Inc.*                                        1,254             14,634
Brunswick Corp.                                         956             44,588
Carnival Corp.                                        6,360            345,857
Centex Corp.                                          1,320             83,939
Cintas Corp.                                          1,809             79,198
Circuit City Stores Inc.                              2,205             34,464
Coach Inc.*                                           1,890            104,952
Cooper Tire & Rubber Co.                                779             15,074
Costco Wholesale Corp.                                4,633            215,851
CVS Corp.                                             4,183            208,439
Dana Corp.                                            1,595             23,000
Darden Restaurants Inc.                               1,782             47,758
Delphi Corp.                                          5,987             41,131
Delta Air Lines Inc.*                                 1,352              6,273
Dillard's Inc./AR                                       852             19,852
Dollar General Corp.                                  3,556             75,494
Family Dollar Stores Inc.                             1,806             59,454
Federated Department Stores                           1,718             96,981
Ford Motor Co.                                       18,383            232,545
Gap Inc./The                                          8,902            189,880
General Motors Corp.                                  5,914            210,952
Genuine Parts Co.                                     1,839             79,592
Goodyear Tire & Rubber Co./The*                       1,878             27,156
Harley-Davidson Inc.                                  2,964            183,412
Harrah's Entertainment Inc.                           1,176             77,134
Hasbro Inc.                                           1,849             39,051
Hilton Hotels Corp.                                   4,016             84,577
Home Depot Inc.                                      22,056            882,681
International Game Technology                         3,660            111,484
JC Penney Co. Inc. Holding Co.                        2,882            128,220
Johnson Controls Inc.                                 1,912            112,999
Jones Apparel Group Inc.                              1,320             41,936
KB Home                                                 488             60,902
Kohl's Corp.*                                         3,601            172,380
Liz Claiborne Inc.                                    1,176             49,745
Lowe's Cos Inc.                                       7,832            460,365
Ltd. Brands                                           4,108             97,688
Marriott International Inc.                           2,270            145,507
Mattel Inc.                                           4,213             88,136
May Department Stores Co./The                         3,039            104,876
Maytag Corp.*                                           844             12,863
McDonald's Corp.                                     12,621            417,503
Navistar International Corp.*                           734             28,964
Newell Rubbermaid Inc.                                2,876             64,106
Nike Inc.                                             2,645            229,983
Nordstrom Inc.                                        1,443             77,576
Office Depot Inc.*                                    3,281             63,159
OfficeMax Inc.                                          900             28,413
Paccar Inc.                                           1,764            132,759
Pulte Homes Inc.                                      1,305            101,816
RadioShack Corp.                                      1,717             50,755
Reebok International Ltd.                               619             27,335
Sabre Holdings Corp.                                  1,503             31,683
Sears Roebuck and Co.                                 2,194            109,546
Southwest Airlines Co.                                8,241            114,138
Staples Inc.                                          5,217            164,440
Starbucks Corp.*                                      4,139            214,442
Starwood Hotels & Resorts Worldwide Inc.              2,146            122,837
Target Corp.                                          9,075            461,192
Tiffany & Co.                                         1,541             46,461
TJX Cos Inc.                                          4,910            119,902
Toys R US Inc.*                                       2,252             51,503
VF Corp.                                              1,136             67,887
Visteon Corp.                                         1,369              9,186

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Walgreen Co.                                         10,293       $    440,849
Wal-Mart Stores Inc.                                 42,622          2,199,721
Wendy's International Inc.                            1,196             45,269
Whirlpool Corp.                                         742             47,303
WW Grainger Inc.                                        962             60,394
Yum! Brands Inc.                                      3,119            152,145
                                                                  ------------
Total Consumer, Cyclical                                            11,230,165
                                                                  ------------
Consumer, Non-cyclical (21.47%)
Abbott Laboratories                                  15,684            721,307
Aetna Inc.                                            1,499            218,884
Alberto-Culver Co.                                      954             49,866
Albertson's Inc.                                      3,898             87,276
Allergan Inc.                                         1,379            103,673
Altria Group Inc.                                    20,613          1,353,243
AmerisourceBergen Corp.                               1,178             70,562
Amgen Inc.*                                          12,719            783,618
Anheuser-Busch Cos Inc.                               8,047            381,830
Apollo Group Inc.*                                    1,865            137,339
Archer-Daniels-Midland Co.                            6,810            164,121
Avery Dennison Corp.                                  1,191             72,294
Avon Products Inc.                                    4,996            213,679
Bausch & Lomb Inc.                                      546             38,651
Baxter International Inc.                             6,453            230,114
Becton Dickinson & Co.                                2,675            160,152
Biogen Idec Inc.*                                     3,460            133,729
Biomet Inc.                                           2,701            114,036
Boston Scientific Corp.*                              8,642            282,248
Bristol-Myers Squibb Co.                             19,542            489,136
Brown-Forman Corp.                                    1,281             65,203
Campbell Soup Co.                                     4,320            119,664
Cardinal Health Inc.                                  4,324            253,170
Caremark Rx Inc.*                                     4,502            172,337
Cendant Corp.                                        10,725            237,237
Chiron Corp.*                                         1,978             70,377
Clorox Co.                                            1,528             91,741
Coca-Cola Co./The                                    24,376          1,043,293
Coca-Cola Enterprises Inc.                            4,851            103,569
Colgate-Palmolive Co.                                 5,335            282,328
ConAgra Foods Inc.                                    5,222            142,665
Convergys Corp.*                                      1,500             22,485
CR Bard Inc.                                          1,084             72,086
Eli Lilly & Co.                                      11,358            636,048
Equifax Inc.                                          1,482             45,038
Express Scripts Inc.*                                   797             60,006
Forest Laboratories Inc.*                             3,869            165,206
Fortune Brands Inc.                                   1,541            124,821
General Mills Inc.                                    3,699            193,717
Genzyme Corp.*                                        2,372            133,045
Gilead Sciences Inc.*                                 4,325            149,429
Gillette Co./The                                     10,065            505,766
Guidant Corp.                                         3,286            241,160
H&R Block Inc.                                        1,656             88,265
HCA Inc.                                              4,249            200,595
Health Management Associates Inc.                     2,507             57,586
Hershey Foods Corp.                                   2,474            155,862
HJ Heinz Co.                                          3,547            133,509
Hospira Inc.*                                         1,650             48,840
Humana Inc.*                                          1,688             56,160
Johnson & Johnson                                    29,819          1,956,126
Kellogg Co.                                           4,297            189,068
Kimberly-Clark Corp.                                  5,117            337,620
King Pharmaceuticals Inc.*                            2,568             24,524
Kroger Co./The*                                       7,874            141,653
Laboratory Corp. Of America Holdings*                 1,402             67,142
Manor Care Inc.                                         938             31,958
McCormick & Co. Inc.                                  1,477             56,111
McKesson Corp.                                        3,071            114,671
Medco Health Solutions Inc.*                          2,847            126,464
Medimmune Inc.*                                       2,595             62,488
Medtronic Inc.                                       12,150            633,258
Merck & Co. Inc.                                     22,290            706,593
Millipore Corp.*                                        523             23,671
Molson Coors Brewing Co.                                388             26,978
Monsanto Co.                                          2,778            163,291
Moody's Corp.                                         1,576            132,242
Mylan Laboratories                                    2,824             49,702
Paychex Inc.                                          3,957            126,347
Pepsi Bottling Group Inc.                             2,758             75,073
PepsiCo Inc.                                         17,019            916,643
Pfizer Inc.                                          75,859          1,994,333
Procter & Gamble Co.                                 25,540          1,355,919
Quest Diagnostics                                     1,092            108,545
Reynolds American Inc.                                1,486            121,778
Robert Half International Inc.                        1,810             52,798
RR Donnelley & Sons Co.                               2,258             74,988
Safeway Inc.*                                         4,733             87,087
Sara Lee Corp.                                        8,346            186,950
Schering-Plough Corp.                                14,792            280,308
St Jude Medical Inc.*                                 3,642            142,402
Stryker Corp.                                         4,214            209,267
Supervalu Inc.                                        1,421             45,145
Sysco Corp.                                           6,424            221,114
Tenet Healthcare Corp.*                               4,884             53,284
UnitedHealth Group Inc.                               6,597            601,383
UST Inc.                                              1,750             95,638
Watson Pharmaceuticals Inc.*                          1,136             36,057
WellPoint Inc.*                                       2,861            349,214
WM Wrigley Jr Co.                                     2,382            158,546
Wyeth                                                13,400            546,988
Zimmer Holdings Inc.*                                 2,550            219,045
                                                                  ------------
Total Consumer, Non-cyclical                                        24,379,378
                                                                  ------------
Energy (8.63%)
Amerada Hess Corp.                                      943             94,677
Anadarko Petroleum Corp.                              2,511            192,995
Apache Corp.                                          3,422            215,175
Baker Hughes Inc.                                     3,533            167,040
BJ Services Co                                        1,674             83,633
Burlington Resources Inc.                             3,965            196,783
ChevronTexaco Corp.                                  21,400          1,328,512
ConocoPhillips                                        6,919            767,248
Devon Energy Corp.                                    4,928            230,581
Dynegy Inc.*                                          3,790             15,766
El Paso Corp.                                         6,750             83,228
EOG Resources Inc.*                                   1,225            111,622
Exxon Mobil Corp.                                    65,358          4,137,815
Halliburton Co.                                       4,631            203,625
Kerr-McGee Corp.                                      1,069             83,019
Kinder Morgan Inc.                                    1,319            105,744
Marathon Oil Corp.                                    3,583            169,619
Nabors Industries Ltd.*                               1,552             89,085
Noble Corp.*                                          1,408             80,355
Occidental Petroleum Corp.                            4,070            285,999
Rowan Cos Inc.*                                       1,121             35,513
Schlumberger Ltd.                                     5,932            447,569
Sunoco Inc.                                             703             69,667
Transocean Inc.*                                      3,367            163,232
Unocal Corp.                                          2,758            149,208
Valero Energy Corp.                                   2,676            190,638
Williams Cos Inc.                                     5,523            103,998
                                                                  ------------
Total Energy                                                         9,802,346
                                                                  ------------
Financial (19.90%)
ACE Ltd.                                              2,936            130,535
Aflac Inc.                                            5,095            195,291
Allstate Corp./The                                    6,962            373,720
AMBAC Financial Group Inc.                            1,127             87,658
American Express Co.                                 12,737            689,709
American International Group Inc.                    26,175          1,748,490
AmSouth Bancorp                                       3,692             92,226
AON Corp.                                             3,324             81,471
Apartment Investment & Management Co.                   995             38,069
Bank of America Corp.                                40,865          1,906,352
Bank of New York Co. Inc./The                         7,816            236,434
BB&T Corp.                                            5,786            226,522
Bear Stearns Cos Inc./The                             1,041            103,580
Capital One Financial Corp.                           2,444            187,406
Charles Schwab Corp./The                             14,328            150,444
Chubb Corp.                                           1,978            156,480

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Cigna Corp.                                           1,363       $    123,760
Cincinnati Financial Corp.                            1,768             79,083
CIT Group Inc.                                        2,117             85,421
Citigroup Inc.                                       52,044          2,483,540
Comerica Inc.                                         1,731             98,805
Countrywide Financial Corp.                           5,826            202,454
E*Trade Financial Corp.*                              3,854             51,143
Equity Office Properties Trust                        4,235            127,770
Equity Residential                                    2,884             94,624
Fannie Mae                                            9,724            568,465
Federated Investors Inc.                              1,148             33,912
Fifth Third Bancorp                                   5,725            256,308
First Horizon National Corp.                          1,338             56,932
Franklin Resources Inc.                               2,642            185,442
Freddie Mac                                           6,902            427,924
Golden West Financial Corp.                           3,212            198,791
Goldman Sachs Group Inc.                              4,882            531,162
Hartford Financial Services Group Inc.                2,990            215,131
Huntington Bancshares Inc./OH                         2,430             54,724
Janus Capital Group Inc.                              2,551             35,791
Jefferson-Pilot Corp.                                 1,496             73,244
JPMorgan Chase & Co.                                 35,786          1,307,978
KeyCorp                                               4,087            134,871
Lehman Brothers Holdings Inc.                         2,726            248,557
Lincoln National Corp.                                1,880             88,078
Loews Corp.                                           1,956            139,424
M&T Bank Corp.                                        1,179            116,733
Marsh & McLennan Cos Inc.                             5,230            170,760
Marshall & Ilsley Corp.                               2,399             97,136
MBIA Inc.                                             1,523             89,248
MBNA Corp.                                           12,836            325,649
Mellon Financial Corp.                                4,300            123,324
Merrill Lynch & Co. Inc.                              9,438            552,878
Metlife Inc.                                          7,536            309,277
MGIC Investment Corp.                                 1,044             65,501
Morgan Stanley                                       11,035            623,146
National City Corp.                                   6,426            229,858
North Fork Bancorporation Inc.                        2,686             77,384
Northern Trust Corp.                                  2,322             98,105
PNC Financial Services Group Inc.                     2,926            154,025
Principal Financial Group                             3,148            122,835
Progressive Corp./The                                 2,010            175,071
Prologis                                              1,848             73,476
Providian Financial Corp.*                            3,062             52,513
Prudential Financial Inc.                             5,371            306,147
Regions Financial Corp.                               4,908            158,332
Safeco Corp.                                          1,287             61,377
Simon Property Group Inc.                             2,150            133,214
SLM Corp.                                             4,511            220,137
Sovereign Bancorp. Inc.                               3,448             79,097
St Paul Travelers Cos Inc./The                        6,718            257,434
State Street Corp.                                    3,527            154,659
SunTrust Banks Inc.                                   2,974            215,437
Synovus Financial Corp.                               3,206             87,075
T Rowe Price Group Inc.                               1,313             80,605
Torchmark Corp.                                       1,198             62,428
UnumProvident Corp.                                   3,140             53,129
US Bancorp                                           18,880            561,680
Wachovia Corp.                                       16,131            855,104
Washington Mutual Inc.                                8,766            367,821
Wells Fargo & Co.                                    16,965          1,007,382
XL Capital Ltd.                                       1,449            108,675
Zions Bancorporation                                    953             62,993
                                                                  ------------
Total Financial                                                     22,597,366
                                                                  ------------
Industrial (11.43%)
3M Co.                                                7,863            660,020
Agilent Technologies Inc.*                            5,021            120,504
Allied Waste Industries Inc.*                         3,371             27,710
American Power Conversion Corp.                       2,118             46,638
American Standard Cos Inc.*                           2,178             99,752
Applera Corp. - Applied Biosystems Group              2,220             45,599
Ball Corp.                                            1,190             52,836
Bemis Co.                                             1,106             33,003
Black & Decker Corp.                                    825             68,409
Boeing Co.                                            8,433            463,562
Burlington Northern Santa Fe Corp.                    3,908            196,455
Caterpillar Inc.                                      3,546            337,047
Cooper Industries Ltd.                                1,003             69,578
CSX Corp.                                             2,259             93,319
Cummins Inc.                                            447             32,814
Danaher Corp.                                         3,260            176,594
Deere & Co.                                           2,526            179,624
Dover Corp.                                           2,142             82,831
Eastman Kodak Co.                                     3,033            103,092
Eaton Corp.                                           1,600            111,600
Emerson Electric Co.                                  4,221            279,937
FedEx Corp.                                           3,018            295,100
Fisher Scientific International*                      1,154             69,990
Fluor Corp.                                             874             54,844
General Dynamics Corp.                                2,089            220,076
General Electric Co.                                105,053          3,697,866
Goodrich Corp.                                        1,231             45,584
Honeywell International Inc.                          8,635            327,871
Illinois Tool Works Inc.                              3,128            280,738
Ingersoll-Rand Co.                                    1,826            153,841
ITT Industries Inc.                                     974             85,663
Jabil Circuit Inc.*                                   2,099             53,965
Leggett & Platt Inc.                                  2,023             55,976
Lockheed Martin Corp.                                 4,469            264,654
Masco Corp.                                           4,484            151,200
Molex Inc.                                            2,016             50,662
Norfolk Southern Corp.                                4,107            147,400
Northrop Grumman Corp.                                3,601            190,493
Pactiv Corp.*                                         1,663             37,600
Pall Corp.                                            1,325             35,868
Parker Hannifin Corp.                                 1,273             83,763
PerkinElmer Inc.                                      1,321             29,300
Power-One Inc.*                                         892              5,191
Raytheon Co.                                          4,667            178,466
Rockwell Automation Inc.                              1,951            121,255
Rockwell Collins Inc.                                 1,857             85,515
Ryder System Inc.                                       677             28,745
Sanmina-SCI Corp.*                                    5,438             30,181
Sealed Air Corp.*                                       891             46,573
Snap-On Inc.                                            609             20,158
Solectron Corp.*                                     10,099             49,990
Stanley Works/The                                       870             40,238
Symbol Technologies Inc.                              2,467             43,740
Tektronix Inc.                                          880             25,450
Textron Inc.                                          1,433            110,843
Thermo Electron Corp.*                                1,702             46,737
Tyco International Ltd.                              20,181            675,660
Union Pacific Corp.                                   2,702            171,442
United Parcel Service Inc./Georgia                   11,296            875,327
United Technologies Corp.                             5,140            513,383
Vulcan Materials Co.                                  1,068             61,794
Waste Management Inc.                                 5,809            169,855
Waters Corp.*                                         1,283             62,675
                                                                  ------------
Total Industrial                                                    12,976,596
                                                                  ------------
Technology (12.08%)
Adobe Systems Inc.                                    2,467            152,337
Advanced Micro Devices Inc.*                          3,687             64,338
Affiliated Computer Services Inc.*                    1,305             67,469
Altera Corp.*                                         4,041             83,810
Analog Devices Inc.                                   3,880            142,474
Apple Computer Inc.*                                  7,668            343,986
Applied Materials Inc.*                              17,553            307,178
Applied Micro Circuits Corp.*                         3,283             11,326
Autodesk Inc.                                         2,388             70,971
Automatic Data Processing Inc.                        6,045            259,693
BMC Software Inc.*                                    2,379             35,566
Broadcom Corp.*                                       3,204            103,329
Citrix Systems Inc.*                                  1,744             39,240
Computer Associates International Inc.                6,140            166,333
Computer Sciences Corp.*                              1,990             91,998

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                           Shares          Value (Note 1)
--------------------------------------------------------------------------------
Compuware Corp.*                                      4,039       $     27,304
Dell Inc.*                                           25,082          1,005,537
Electronic Arts Inc.*                                 3,140            202,499
Electronic Data Systems Corp.                         5,089            108,396
EMC Corp./Massachusetts*                             24,158            305,840
First Data Corp.                                      8,614            353,346
Fiserv Inc.*                                          2,071             78,574
Freescale Semiconductor Inc.                          2,620             50,252
Gateway Inc.*                                         3,943             18,532
Hewlett-Packard Co.                                  30,339            631,051
IMS Health Inc.                                       2,525             61,484
Intel Corp.                                          64,449          1,545,487
International Business Machines Corp.                16,830          1,558,121
Intuit Inc.*                                          1,903             81,448
Kla-Tencor Corp.*                                     2,059            101,735
Lexmark International Inc.*                           1,356            108,656
Linear Technology Corp.                               3,117            121,750
LSI Logic Corp.*                                      3,960             25,265
Maxim Integrated Products Inc.                        3,302            142,052
Mercury Interactive Corp.*                              950             43,586
Micron Technology Inc.*                               6,477             74,486
Microsoft Corp.                                     109,233          2,750,487
National Semiconductor Corp.*                         3,932             78,443
NCR Corp.*                                            2,012             78,448
Network Appliance Inc.*                               3,659            109,807
Novell Inc.*                                          3,947             20,682
Novellus Systems Inc.*                                1,616             47,729
Nvidia Corp.*                                         1,724             49,979
Oracle Corp.*                                        51,948            670,649
Parametric Technology Corp.*                          2,859             16,439
Pitney Bowes Inc.                                     2,468            113,182
PMC - Sierra Inc.*                                    1,841             18,318
QLogic Corp.*                                           993             40,008
Siebel Systems Inc.*                                  5,212             44,458
Sun Microsystems Inc.*                               34,434            145,311
Sungard Data Systems Inc.*                            3,077             80,340
Teradyne Inc.*                                        2,030             31,303
Texas Instruments Inc.                               17,391            460,340
Unisys Corp.*                                         3,471             26,657
Veritas Software Corp.*                               4,533            109,789
Xerox Corp.*                                          8,360            130,416
Xilinx Inc.                                           3,627            109,535
                                                                  ------------
Total Technology                                                    13,717,769
                                                                  ------------
Utilities (3.08%)
AES Corp./The*                                        6,611            110,668
Allegheny Energy Inc.*                                1,381             26,142
Ameren Corp.                                          1,912             98,411
American Electric Power Co. Inc.                      4,178            139,545
Calpine Corp.*                                        4,357             14,422
Centerpoint Energy Inc.                               3,217             38,540
Cinergy Corp.                                         1,882             76,127
CMS Energy Corp.*                                     1,662             20,177
Consolidated Edison Inc.                              2,527            108,029
Constellation Energy Group Inc.                       1,772             91,205
Dominion Resources Inc./VA                            3,430            247,063
DTE Energy Co.                                        1,768             78,181
Duke Energy Corp.                                     9,602            259,158
Edison International                                  3,462            112,446
Entergy Corp.                                         2,269            156,833
Exelon Corp.                                          6,632            300,828
FirstEnergy Corp.                                     3,496            144,175
FPL Group Inc.                                        1,939            153,860
KeySpan Corp.                                         1,700             67,235
Nicor Inc.                                              460             17,153
NiSource Inc.                                         2,793             63,234
Peoples Energy Corp.                                    383             16,385
PG&E Corp.*                                           4,027            141,670
Pinnacle West Capital Corp.                             969             40,456
PPL Corp.                                             1,866            101,772
Progress Energy Inc.                                  2,597            112,554
Public Service Enterprise Group Inc.                  2,495            136,102
Sempra Energy                                         2,396             95,840
Southern Co./The                                      7,416            238,202
TECO Energy Inc.                                      1,982             31,494
TXU Corp.                                             2,471            188,414
Xcel Energy Inc.                                      4,198             74,389
                                                                  ------------
Total Utilities                                                      3,500,710
                                                                  ------------
Total Common Stock (Cost $92,421,977)                             $113,020,597
                                                                  ------------

    Par Value
    ---------
Short-Term Investments (0.27%)
   $ 300,000    United States Treasury Bills 04/14/05
                (Cost $299,098)(b)                                     299,098
                                                                  ------------
Total Short-Term Investments (Cost $298,995)                           299,098
                                                                  ------------
                Total Investments (Cost $92,721,075)(a)(99.80%)    113,319,695
                Net Other Assets (0.20%)                               230,879
                                                                  ------------
                Net Assets (100.00%)                              $113,550,574
                                                                  ============

----------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $92,721,075. At February 28, 2005, unrealized appreciation
      (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $ 30,706,677
                Unrealized depreciation                            (10,108,057)
                                                                  ------------
                Net unrealized appreciation                       $ 20,598,620
                                                                  ============

(b) At February 28, 2005, certain United States Treasury Bills with a market value of $99,699 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at February 28, 2005:
      (Contracts-$250 times premium/delivery month/commitment)
                                                                   Unrealized
                                                                  Appreciation
                                                                  ------------
                S&P 500 Index:
                2/ Mar 05/Long                                    $      4,816
                                                                  ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                                  (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (94.15%)
Basic Materials (3.58%)
Airgas Inc.                                          10,129       $    254,238
Albemarle Corp.                                       5,645            214,510
Bowater Inc.                                          7,557            293,438
Cabot Corp.                                           8,380            291,624
Cabot Microelectronics Corp.*                         3,366            109,361
Crompton Corp.                                       15,563            213,213
Cytec Industries Inc.                                 5,315            268,567
Ferro Corp.                                           5,690            111,353
FMC Corp.*                                            4,951            244,381
Glatfelter                                            5,951             88,194
Longview Fibre Co.                                    6,936            116,525
Lubrizol Corp.                                        8,845            377,062
Lyondell Chemical Co.                                32,786          1,109,806
Minerals Technologies Inc.                            2,794            175,044
Olin Corp.                                            9,481            236,551
Potlatch Corp.                                        4,008            184,969
Rayonier Inc.                                         6,741            323,568
RPM International Inc.                               15,785            295,653
Sensient Technologies Corp.                           6,366            139,033
Steel Dynamics Inc.                                   6,100            271,694
Valspar Corp.                                         6,968            321,573
                                                                  ------------
Total Basic Materials                                                5,640,357
                                                                  ------------
Communications (5.21%)
3Com Corp.*                                          53,448            191,344
Adtran Inc.                                          10,817            202,386
Avocent Corp.*                                        6,688            229,131
Belo Corp.                                           15,611            368,420
Catalina Marketing Corp.                              7,080            190,806
Checkfree Corp.*                                     11,777            453,886
Cincinnati Bell Inc.*                                33,305            146,542
CommScope Inc.*                                       7,342            111,158
Emmis Communications Corp.*                           7,610            142,307
Entercom Communications Corp.*                        6,769            232,989
Harris Corp.                                          9,006            600,700
Harte-Hanks Inc.                                     11,669            312,729
Lee Enterprises Inc.                                  6,133            279,665
Macromedia Inc.*                                      9,424            319,379
McAfee Inc.*                                         21,215            490,703
Media General Inc.                                    3,222            206,176
Newport Corp.*                                        5,794             81,637
Plantronics Inc.                                      6,509            237,188
Polycom Inc.*                                        13,501            218,581
Powerwave Technologies Inc.*                         14,173             97,085
Reader's Digest Association Inc./The                 13,520            233,896
RF Micro Devices Inc.*                               25,344            139,392
RSA Security Inc.*                                    8,644            141,243
Scholastic Corp.*                                     5,378            190,811
Telephone & Data Systems Inc.                         7,770            679,875
Tellabs Inc.*                                         6,054             42,923
Utstarcom Inc.*                                      15,469            198,777
Washington Post Co./The                               1,299          1,166,502
Westwood One Inc.*                                   13,205            288,397
                                                                  ------------
Total Communications                                                 8,194,628
                                                                  ------------
Consumer, Cyclical (17 37%)
99 Cents Only Stores*                                 9,439            147,154
Abercrombie & Fitch Co.                              12,841            689,562
Advance Auto Parts*                                  10,000            503,800
Aeropostale Inc.*                                     7,623            243,174
Airtran Holdings Inc.*                               11,619             92,720
Alaska Air Group Inc.*                                3,645            103,372
American Eagle Outfitters                             9,739            527,172
AnnTaylor Stores Corp.*                               9,692            214,775
Applebees International Inc.                         11,147            317,801
ArvinMeritor Inc.                                     9,422            158,855
Bandag Inc.                                           2,631            116,317
Barnes & Noble Inc.*                                  9,518            325,135
BJ's Wholesale Club Inc.*                             9,457            289,100
Bob Evans Farms Inc.                                  4,791            108,516
Borders Group Inc.                                   10,367            266,743
BorgWarner Inc.                                       7,579            399,792
Boyd Gaming Corp.                                    11,772            576,946
Brinker International Inc.*                          12,199            461,854
Caesars Entertainment Inc.*                          42,065            843,824
Callaway Golf Co.                                    10,215            137,085
Carmax Inc.*                                         14,125            466,125
CBRL Group Inc.                                       6,616            283,231
CDW Corp.                                            11,290            648,836
Cheesecake Factory/The*                              10,557            359,255
Chico's FAS Inc.*                                    24,282            715,105
Claire's Stores Inc.                                 13,433            309,093
Copart Inc.*                                         12,220            284,726
Dollar Tree Stores Inc.*                             15,419            415,542
DR Horton Inc.                                       31,671          1,385,923
Fastenal Co.                                         10,304            602,372
Foot Locker Inc.                                     21,139            577,095
Furniture Brands International Inc.                   7,431            172,622
GameStop Corp.*                                       3,738             73,115
GTECH Holdings Corp.                                 16,027            374,230
Harman International Industries Inc.                  8,968          1,005,941
Herman Miller Inc.                                    9,676            280,410
HNI Corp.                                             7,807            340,541
Hovnanian Enterprises Inc.*                           8,301            456,555
International Speedway Corp.                          7,232            385,466
JetBlue Airways Corp.*                               14,036            252,929
Krispy Kreme Doughnuts Inc.*                          8,385             45,950
Lear Corp.                                            9,318            485,934
Lennar Corp.                                         21,192          1,288,897
Macrovision Corp.*                                    6,711            162,742
Mandalay Resort Group                                 9,167            649,665
Michaels Stores Inc.                                 18,538            591,177
Modine Manufacturing Co.                              4,685            152,497
Mohawk Industries Inc.*                               9,060            813,044
Neiman-Marcus Group Inc.                              6,692            483,162
O'Reilly Automotive Inc.*                             7,483            380,885
Outback Steakhouse Inc.                              10,006            449,369
Pacific Sunwear Of California                        10,110            260,434
Payless Shoesource Inc.*                              9,250            108,410
Petsmart Inc.                                        19,718            601,399
Pier 1 Imports Inc.                                  11,871            216,646
Regis Corp.                                           6,011            236,833
Ross Stores Inc.                                     20,030            560,840
Ruby Tuesday Inc.                                     8,913            215,516
Ryland Group Inc.                                     6,440            447,902
Saks Inc.                                            19,265            292,635
Six Flags Inc.*                                      12,635             56,352
Superior Industries International                     3,616             95,752
Tech Data Corp.*                                      7,878            322,919
Thor Industries Inc.                                  7,753            276,007
Timberland Co.*                                       4,791            333,645
Toll Brothers Inc.*                                  10,147            893,443
Urban Outfitters Inc.*                               10,928            454,496
Williams-Sonoma Inc.*                                15,787            547,651
                                                                  ------------
Total Consumer, Cyclical                                            27,337,011
                                                                  ------------
Consumer, Non-cyclical (18.09%)
Adesa Inc.*                                          12,882            290,747
Alliance Data Systems Corp.*                         10,980            433,161
American Greetings                                    9,263            228,148
Apria Healthcare Group Inc.*                          6,786            220,274
Banta Corp.                                           3,383            148,717
Barr Pharmaceuticals Inc.*                           14,190            677,431
Beckman Coulter Inc.                                  8,324            586,426
Blyth Inc.                                            5,545            176,276
Career Education Corp.*                              13,902            474,753
Cephalon Inc.*                                        7,696            377,643
Charles River Laboratories International Inc.*        8,763            403,974
ChoicePoint Inc.*                                    12,037            485,091
Church & Dwight Co. Inc.                              8,393            296,860
Community Health Systems Inc.*                       11,832            383,002

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                              CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Constellation Brands Inc.*                           14,567       $    779,772
Corinthian Colleges Inc.*                            12,248            211,768
Covance Inc.*                                         8,505            371,754
Coventry Health Care Inc.*                           14,390            908,009
Cytyc Corp.*                                         15,083            343,892
Dean Foods Co.*                                      20,258            699,914
Deluxe Corp.                                          6,800            265,472
Dentsply International Inc.                          10,933            600,987
DeVry Inc.*                                           9,544            165,875
Education Management Corp.*                           9,934            291,265
Edwards Lifesciences Corp.*                           8,107            348,682
Gartner Inc.*                                        14,676            141,330
Gen-Probe Inc.*                                       6,800            346,188
Health Net Inc.*                                     15,205            454,630
Henry Schein Inc.*                                    5,918            428,108
Hillenbrand Industries Inc.                           8,403            474,013
Hormel Foods Corp.                                   18,847            587,084
Inamed Corp.*                                         4,832            329,446
Invitrogen Corp.*                                     7,153            500,424
ITT Educational Services Inc.*                        6,211            302,414
IVAX Corp.*                                          33,970            543,180
JM Smucker Co./The                                    7,925            389,593
Kelly Services Inc.                                   4,779            141,219
Korn/Ferry International*                             5,258            100,848
Laureate Education Inc.*                              6,201            269,061
LifePoint Hospitals Inc.*                             5,256            210,503
Lincare Holdings Inc.*                               13,572            550,752
Manpower Inc.                                        12,237            534,757
Millennium Pharmaceuticals Inc.*                     41,433            356,324
MPS Group Inc.*                                      14,297            153,550
Omnicare Inc.                                        14,138            487,620
Pacificare Health Systems*                           11,682            741,573
Par Pharmaceutical Cos Inc.*                          4,609            170,487
Patterson Cos Inc.*                                  18,575            921,692
PepsiAmericas Inc.                                   18,773            427,086
Perrigo Co.                                           9,596            168,602
Protein Design Labs Inc.*                            12,917            193,497
Quanta Services Inc.*                                15,931            125,058
Renal Care Group Inc.*                                9,108            358,855
Rent-A-Center Inc.*                                  10,743            278,781
Rollins Inc.                                          6,199            158,198
Ruddick Corp.                                         6,345            149,742
Scotts Co./The*                                       4,446            311,531
Sepracor Inc.*                                       14,285            920,954
Smithfield Foods Inc.*                               15,011            511,125
Sotheby's Holdings*                                   8,582            152,931
Steris Corp.*                                         9,376            232,056
Techne Corp.*                                         5,587            190,461
Tootsie Roll Industries Inc.                          7,099            212,970
Triad Hospitals Inc.*                                10,429            455,434
Tupperware Corp.                                      7,951            162,916
Tyson Foods Inc.                                     47,936            815,871
United Rentals Inc.*                                 10,558            199,757
Universal Corp./Richmond VA                           3,467            174,043
Universal Health Services Inc.                        7,901            372,927
Valassis Communications Inc.*                         7,032            263,067
Valeant Pharmaceuticals International                11,407            276,620
Varian Medical Systems Inc.*                         18,447            662,801
VCA Antech Inc.*                                     11,124            223,370
Vertex Pharmaceuticals Inc.*                         10,862            125,347
Visx Inc.*                                            6,720            162,355
Whole Foods Market Inc.                               8,455            869,343
                                                                  ------------
Total Consumer, Non-cyclical                                        28,460,387
                                                                  ------------
Diversified (0.31%)
Leucadia National Corp.                              14,442            483,951
                                                                  ------------
Energy (8.98%)
Arch Coal Inc.                                        8,297            369,963
Cooper Cameron Corp.*                                 7,460            430,367
ENSCO International Inc.                             20,509            826,103
Equitable Resources Inc.                              8,399            498,481
FMC Technologies Inc.*                                9,164            316,525
Forest Oil Corp.*                                     8,003            320,120
Grant Prideco Inc.*                                  16,666            402,651
Hanover Compressor Co.*                              10,589            140,198
Helmerich & Payne Inc.                                6,846            274,114
Murphy Oil Corp.                                     12,494          1,249,900
National Fuel Gas Co.                                11,213            317,552
National-Oilwell Inc.*                               11,663            528,800
Newfield Exploration Co.*                             8,460            628,155
Noble Energy Inc.                                     7,934            536,656
Patterson-UTI Energy Inc.                            22,664            566,600
Peabody Energy Corp.                                  8,720            846,712
Pioneer Natural Resources Co.                        19,758            833,195
Plains Exploration & Production Co.*                 10,470            356,085
Pogo Producing Co.                                    8,678            421,838
Pride International Inc.*                            18,466            454,633
Questar Corp.                                        11,406            604,746
Smith International Inc.*                            14,231            914,484
Tidewater Inc.                                        8,234            339,817
Varco International Inc.*                            13,251            499,695
Weatherford International Ltd.*                      18,128          1,080,610
Western Gas Resources Inc.                           10,016            370,592
                                                                  ------------
Total Energy                                                        14,128,592
                                                                  ------------
Financial (15.82%)
AG Edwards Inc.                                      10,759            463,820
Allmerica Financial Corp.*                            7,227            258,727
AMB Property Corp.                                   11,226            435,793
American Financial Group Inc./OH                      9,999            304,870
AmeriCredit Corp.*                                   21,398            504,137
AmerUs Group Co.                                      5,311            255,618
Arthur J Gallagher & Co.                             12,477            372,563
Associated Banc-Corp.                                17,575            563,455
Astoria Financial Corp.                              10,388            390,381
Bank of Hawaii Corp.                                  7,141            325,058
Brown & Brown Inc.                                    9,357            434,165
City National Corp./Beverly Hills CA                  6,661            455,945
Colonial BancGroup Inc./The                          18,138            369,471
Commerce Bancorp. Inc./NJ                            10,672            653,980
Compass Bancshares Inc.                              16,656            756,349
Cullen/Frost Bankers Inc.                             6,998            325,267
Developers Diversified Realty Corp.                  13,889            580,977
Eaton Vance Corp.                                    18,374            495,363
Everest Re Group Ltd.                                 7,593            659,604
Fidelity National Financial Inc.                     23,584          1,043,356
First American Corp.                                 12,030            439,697
FirstMerit Corp.                                     11,518            299,814
Greater Bay Bancorp.                                  6,956            176,195
HCC Insurance Holdings Inc.                           8,786            329,475
Hibernia Corp.                                       21,098            541,586
Highwoods Properties Inc.                             7,283            187,829
Horace Mann Educators Corp.                           5,807            108,939
Hospitality Properties Trust                          9,124            378,372
Independence Community Bank Corp.                    11,403            453,953
IndyMac Bancorp. Inc.                                 8,317            299,329
Investors Financial Services Corp.                    9,001            451,130
Jefferies Group Inc.                                  7,690            293,450
LaBranche & Co. Inc.*                                 8,124             75,147
Legg Mason Inc.                                      13,680          1,103,155
Liberty Property Trust                               11,563            479,402
Mack-Cali Realty Corp.                                8,233            363,899
Mercantile Bankshares Corp.                          10,741            522,120
New Plan Excel Realty Trust                          13,886            363,258
New York Community Bancorp. Inc.                     35,951            660,060
Ohio Casualty Corp.*                                  8,345            201,365
Old Republic International Corp.                     24,734            593,369
PMI Group Inc./The                                   13,045            525,061
Protective Life Corp.                                 9,425            376,623
Radian Group Inc.                                    12,596            608,765
Raymond James Financial Inc.                         10,017            305,118

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                              CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Silicon Valley Bancshares*                            4,840       $    212,089
StanCorp. Financial Group Inc.                        3,856            335,819
TCF Financial Corp.                                  18,952            524,023
TD Banknorth Inc.                                    23,480            847,393
United Dominion Realty Trust Inc.                    17,369            383,855
Unitrin Inc.                                          9,293            435,656
Waddell & Reed Financial Inc.                        11,204            233,043
Washington Federal Inc.                              11,719            278,326
Webster Financial Corp.                               7,203            315,491
Weingarten Realty Investors                          11,637            428,591
Westamerica Bancorporation                            4,307            224,352
Wilmington Trust Corp.                                9,013            305,451
WR Berkley Corp.                                     11,417            586,377
                                                                  ------------
Total Financial                                                     24,896,476
                                                                  ------------
Industrial (10.73%)
AGCO Corp.*                                          12,256            238,624
Alexander & Baldwin Inc.                              5,785            262,639
Alliant Techsystems Inc.*                             5,103            353,281
Ametek Inc.                                           9,262            355,105
Amphenol Corp.*                                      11,939            476,366
Arrow Electronics Inc.*                              15,693            422,142
Avnet Inc.*                                          16,361            317,403
Brink's Co./The                                       7,706            267,090
Carlisle Cos Inc.                                     4,233            294,363
CH Robinson Worldwide Inc.                           11,597            635,516
CNF Inc.                                              6,917            317,283
Donaldson Co. Inc.                                   11,728            374,006
Dycom Industries Inc.*                                6,591            177,627
Energizer Holdings Inc.                              10,589            627,186
Expeditors International Washington Inc.             14,386            798,567
Federal Signal Corp.                                  6,536            102,877
Flowserve Corp.*                                      7,506            187,575
GATX Corp.                                            6,698            200,806
Gentex Corp.                                         10,518            356,665
Graco Inc.                                            9,408            363,713
Granite Construction Inc.                             5,650            150,347
Harsco Corp.                                          5,587            326,337
Hubbell Inc.                                          8,265            444,657
Jacobs Engineering Group Inc.*                        7,650            428,247
JB Hunt Transport Services Inc.                      10,967            517,533
Kemet Corp.*                                         11,747             95,973
Kennametal Inc.                                       4,952            243,044
Lancaster Colony Corp.                                4,842            206,318
Martin Marietta Materials Inc.                        6,549            377,746
Nordson Corp.                                         4,842            193,632
Overseas Shipholding Group                            5,346            348,132
Packaging Corp. of America                           14,502            355,589
Pentair Inc.                                         13,629            564,786
Plexus Corp.*                                         5,861             62,127
Precision Castparts Corp.                             8,817            663,567
Republic Services Inc.                               20,618            653,797
Sequa Corp.*                                          1,418             82,187
Sonoco Products Co.                                  13,307            386,968
SPX Corp.                                            10,336            460,159
Stericycle Inc.*                                      6,135            282,087
Swift Transportation Co. Inc.*                       10,857            257,528
Tecumseh Products Co.                                 2,509            102,994
Teleflex Inc.                                         5,463            275,117
Thomas & Betts Corp.*                                 8,008            248,889
Titan Corp.*                                         11,456            190,170
Trinity Industries Inc.                               6,401            184,349
Varian Inc.*                                          4,712            200,967
Vishay Intertechnology Inc.*                         22,555            294,343
Werner Enterprises Inc.                              10,762            230,307
Worthington Industries                               10,800            226,260
York International Corp.                              5,625            217,519
Zebra Technologies Corp.*                             9,733            485,385
                                                                  ------------
Total Industrial                                                    16,885,895
                                                                  ------------
Technology (8.67%)
Activision Inc.*                                     18,794            410,837
Acxiom Corp.                                         11,681            262,823
Advent Software Inc.*                                 4,509             79,629
Ascential Software Corp.*                             7,969            123,599
Atmel Corp.*                                         64,590            203,459
BISYS Group Inc./The*                                16,388            242,870
Cadence Design Systems Inc.*                         36,567            503,893
Ceridian Corp.*                                      20,179            368,267
Certegy Inc.                                          8,608            306,703
Cognizant Technology Solutions Corp.*                17,842            842,678
Credence Systems Corp.*                              12,946            113,536
Cree Inc.*                                            9,953            234,095
CSG Systems International*                            7,066            120,829
Cypress Semiconductor Corp.*                         17,016            239,585
Diebold Inc.                                          9,736            519,610
DST Systems Inc.*                                    11,411            541,908
Dun & Bradstreet Corp.*                               9,552            587,066
Fair Isaac Corp.                                      9,549            322,756
Fairchild Semiconductor International Inc.*          16,211            267,806
Imation Corp.                                         4,829            166,069
Integrated Circuit Systems Inc.*                      9,856            198,894
Integrated Device Technology Inc.*                   14,411            180,282
International Rectifier Corp.*                        8,975            394,900
Intersil Corp.                                       20,441            344,635
Jack Henry & Associates Inc.                         12,258            243,321
Keane Inc.*                                           8,390            111,084
Lam Research Corp.*                                  18,199            572,177
Lattice Semiconductor Corp.*                         15,402             81,323
LTX Corp.*                                            8,284             44,734
McData Corp.*                                        16,125             63,371
Mentor Graphics Corp.*                                9,740            134,217
Micrel Inc.*                                         12,429            117,205
Microchip Technology Inc.                            27,957            767,699
MoneyGram International Inc.                         12,026            247,495
National Instruments Corp.                           10,702            305,649
Quantum Corp.*                                       24,702             71,389
Retek Inc.*                                           7,597             63,891
Reynolds & Reynolds Co./The                           8,774            242,777
SanDisk Corp.*                                       21,992            591,145
SEI Investments Co.                                  13,999            517,403
Semtech Corp.*                                       10,095            197,458
Silicon Laboratories Inc.*                            7,035            246,929
Storage Technology Corp.*                            15,092            479,926
Sybase Inc.*                                         12,906            243,149
Synopsys Inc.*                                       21,183            383,412
Transaction Systems Architects Inc.*                  5,088            118,957
Triquint Semiconductor Inc.*                         18,646             64,329
Wind River Systems Inc.*                             11,120            149,675
                                                                  ------------
Total Technology                                                    13,635,444
                                                                  ------------
Utilities (5.39%)
AGL Resources Inc.                                   10,133            350,804
Alliant Energy Corp.                                 15,375            411,281
Aqua America Inc.                                    12,631            310,470
Aquila Inc.*                                         32,008            114,269
Black Hills Corp.                                     4,408            139,734
DPL Inc.                                             17,179            437,721
Duquesne Light Holdings Inc.                         10,400            194,792
Energy East Corp.                                    19,923            512,420
Great Plains Energy Inc.                             10,085            312,534
Hawaiian Electric Industries                         10,934            291,063
IdaCorp. Inc.                                         5,186            149,927
MDU Resources Group Inc.                             15,955            430,306
Northeast Utilities                                  17,414            325,119
NSTAR                                                 7,213            400,322
OGE Energy Corp.                                     11,900            308,805
Oneok Inc.                                           13,994            410,024
Pepco Holdings Inc.                                  25,206            555,540
PNM Resources Inc.                                    8,205            215,299
Puget Energy Inc.                                    13,510            309,649
SCANA Corp.                                          15,156            576,534
Sierra Pacific Resources*                            15,933            159,011

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                              CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Vectren Corp.                                        10,317       $    279,178
Westar Energy Inc.                                   11,650            267,717
WGL Holdings Inc.                                     6,606            202,804
Wisconsin Energy Corp.                             15,971 $            554,513
WPS Resources Corp.                                   5,059            263,675
                                                                  ------------
Total Utilities                                                      8,483,511
                                                                  ------------
Total Common Stock (Cost $110,064,421)                             148,146,252
                                                                  ------------

    Par Value
    ---------
Short-Term Investment (5.58%)
   $ 4,700,000  United States Treasury Bills 03/03/05 (b)            4,699,480
     3,900,000  United States Treasury Bills 03/24/05 (b)            3,894,470
       200,000  United States Treasury Bills 04/15/05 (b)              199,398
                                                                  ------------
Total Short-Term Investment (Cost $8,793,348)                        8,793,348
                                                                  ------------
                Total Investments (Cost $118,857,769)(a)(99.73%)   156,939,600
                Other Net Assets (0.27%)                               420,048
                                                                  ------------
                Total Net Assets: (100.00%)                       $157,359,648
                                                                  ============

----------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $118,857,769. At February 28, 2005, unrealized appreciation
      (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $ 43,487,896
                Unrealized depreciation                             (5,406,065)
                                                                  ------------
                Net unrealized appreciation                       $ 38,081,831
                                                                  ============

(b) At February 28, 2005, certain United States Treasury Bills with a market value of $799,911 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at February 28, 2005:
      (Contracts-$500 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
                                                                  ------------
                S&P MidCap 400 Index:
                27/ Mar 05/Long                                   $    318,748
                                                                  ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                                   (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (92.35%)
Basic Materials (3.78%)
AMCOL International Corp.                             1,466       $     32,472
Arch Chemicals Inc.                                   1,194             34,125
Brush Engineered Materials Inc.*                        769             15,665
Buckeye Technologies Inc.*                            1,716             20,541
Caraustar Industries Inc.*                            1,296             18,520
Carpenter Technology                                  1,124             76,005
Century Aluminum Co.*                                 1,551             50,423
Cleveland-Cliffs Inc.                                 1,096             88,064
Deltic Timber Corp.                                     590             27,081
Georgia Gulf Corp.                                    1,693             89,407
HB Fuller Co.                                         1,462             38,948
MacDermid Inc.                                        1,555             52,248
Material Sciences Corp.*                                683             10,552
Neenah Paper Inc.                                       750             26,370
OM Group Inc.*                                        1,455             46,385
Omnova Solutions Inc.*                                1,854              8,732
Penford Corp.                                           400              5,776
PolyOne Corp.*                                        4,408             40,113
Pope & Talbot Inc.                                      726             11,761
Quaker Chemical Corp.                                   439              9,785
Reliance Steel & Aluminum Co.                         1,663             75,999
Rock-Tenn Co.                                         1,817             25,929
RTI International Metals Inc.*                          966             26,179
Ryerson Tull Inc.                                     1,152             16,531
Schulman A Inc.                                       1,547             27,939
Schweitzer-Mauduit International Inc.                   770             26,219
Steel Dynamics Inc.                                   2,530            112,686
Steel Technologies Inc.                                 654             20,163
Wausau-Mosinee Paper Corp.                            2,594             39,118
Wellman Inc.                                          1,480             20,276
                                                                  ------------
Total Basic Materials                                                1,094,012
                                                                  ------------
Communications (2.79%)
4Kids Entertainment Inc.*                               613             11,978
Adaptec Inc.*                                         5,637             30,665
Advo Inc.                                             1,557             57,095
Aeroflex Inc.*                                        3,808             38,689
Anixter International Inc.                            1,885             70,763
Applied Signal Technology Inc.                          560             13,065
Audiovox Corp.*                                       1,050             15,656
Black Box Corp.                                         903             35,172
Boston Communications Group*                            889              6,703
C-COR Inc.*                                           2,207             16,729
Commonwealth Telephone Enterprises Inc.*              1,151             54,788
Digital Insight Corp.*                                1,774             28,473
FindWhat.com*                                         1,508             16,588
General Communication*                                2,942             27,449
Harmonic Inc.*                                        3,354             36,726
Internet Security Systems*                            2,484             49,879
Intrado Inc.*                                           772              9,665
j2 Global Communications Inc.*                        1,188             45,512
Napster Inc.*                                         1,603             11,670
Network Equipment Technologies Inc.*                  1,066              7,633
PC-Tel Inc.*                                            942              7,112
Symmetricom Inc.*                                     2,100             22,260
Thomas Nelson Inc.                                      657             14,388
Tollgrade Communications Inc.*                          630              5,645
Verity Inc.*                                          1,734             20,548
Viasat Inc.*                                          1,352             26,878
WebEx Communications Inc.*                            2,260             52,816
Websense Inc.*                                        1,177             70,443
Zix Corp.*                                            1,342              3,986
                                                                  ------------
Total Communications                                                   808,974
                                                                  ------------
Consumer, Cyclical (18.45%)
Action Performance Cos Inc.                             824             11,964
Advanced Marketing Services                             884              6,559

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Angelica Corp.                                          425       $     12,567
Applica Inc.*                                         1,097              5,671
Arctic Cat Inc.                                       1,013             27,452
Argosy Gaming Co.*                                    1,511             69,763
Ashworth Inc.*                                          600              6,618
Aztar Corp.*                                          1,772             52,646
Bally Total Fitness Holding Corp.*                    1,577              5,141
Bassett Furniture Industries Inc.                       556             10,592
Bell Microproducts Inc.*                              1,276             11,395
Brown Shoe Co. Inc.                                     932             31,129
Building Material Holding Corp.                         640             29,530
Burlington Coat Factory Warehouse Corp.               2,290             64,212
Casey's General Stores Inc.                           2,565             46,273
Cash America International Inc.                       1,344             38,989
Cato Corp./The                                          975             28,997
CEC Entertainment Inc.*                               1,917             74,188
Champion Enterprises Inc.*                            3,614             37,405
Childrens Place*                                      1,378             55,106
Christopher & Banks Corp.                             1,875             30,881
Coachmen Industries Inc.                                746             11,183
Cost Plus Inc.*                                       1,125             31,646
Department 56*                                          632             10,441
Dress Barn Inc.*                                      1,408             26,569
Electronics Boutique Holdings Corp.*                  1,154             43,656
Enesco Group Inc.*                                      652              5,333
Ethan Allen Interiors Inc.                            1,913             67,223
Fedders Corp.                                         1,460              4,497
Fleetwood Enterprises Inc.*                           2,730             26,399
Fred's Inc.                                           2,010             33,869
Frontier Airlines Inc.*                               1,612             13,621
G&K Services Inc.                                     1,071             45,957
GameStop Corp.*                                       2,600             50,856
Genesco Inc.*                                         1,118             32,947
Goody's Family Clothing Inc.                          1,499             14,076
Group 1 Automotive Inc.*                              1,153             31,880
Guitar Center Inc.*                                   1,249             75,664
Gymboree Corp.*                                       1,569             18,812
Haggar Corp.                                            300              6,153
Hancock Fabrics Inc. /DE                                863              7,422
Haverty Furniture Cos Inc.                            1,157             18,743
Hibbett Sporting Goods Inc.*                          1,203             33,516
HOT Topic Inc.*                                       2,397             51,200
Hughes Supply Inc.                                    3,142             96,302
IHOP Corp.                                            1,098             51,694
Insight Enterprises Inc.*                             2,482             44,180
Interface Inc.*                                       2,381             19,834
J Jill Group Inc./The*                                1,026             14,826
Jack in the Box Inc.*                                 1,872             67,205
Jakks Pacific Inc.*                                   1,204             23,803
Jo-Ann Stores Inc.*                                   1,070             32,164
K2 Inc.*                                              1,826             26,167
Kellwood Co.                                          1,393             39,937
K-Swiss Inc.                                          1,813             56,203
Landry's Restaurants Inc.                             1,426             41,283
La-Z-Boy Inc.                                         2,673             39,961
Libbey Inc.                                             640             15,309
Linens 'N Things Inc.*                                2,240             60,234
Lone Star Steakhouse & Saloon                         1,092             29,047
Longs Drug Stores Corp.                               1,914             52,118
Marcus Corp.                                          1,435             33,464
MDC Holdings Inc.                                     2,174            173,094
Men's Wearhouse Inc.*                                 1,829             64,326
Meritage Homes Corp.*                                 1,350             98,861
Mesa Air Group Inc.*                                  1,462             10,907
Mobile Mini Inc.*                                       664             24,727
Monaco Coach Corp.                                    1,505             26,955
Movie Gallery Inc.                                    1,719             39,262
Multimedia Games Inc.*                                1,431             14,296
National Presto Industries Inc.                         327             13,688
Nautilus Group Inc.                                   1,674             37,096
NVR Inc.*                                               340            269,365
O'Charleys Inc.*                                        966             20,402
Oshkosh B'Gosh Inc.                                     590             18,550
Oshkosh Truck Corp.                                   1,809            135,042
Owens & Minor Inc.                                    2,015             56,239
Oxford Industries Inc.                                  832             29,420
Panera Bread Co.*                                     1,547             82,703
Papa John's International Inc.*                         832             28,612
Pegasus Solutions Inc.*                               1,159             13,815
PEP Boys-Manny Moe & Jack                             3,075             55,596
PF Chang's China Bistro Inc.*                         1,312             71,911
Phillips-Van Heusen                                   1,578             43,758
Pinnacle Entertainment Inc.*                          1,726             26,753
Polaris Industries Inc.                               2,204            153,817
Quiksilver Inc.*                                      2,912             91,990
Rare Hospitality International Inc.*                  1,744             51,029
Russell Corp.                                         1,674             30,283
Ryan's Restaurant Group Inc.*                         2,086             28,036
Scansource Inc.*                                        643             40,348
School Specialty Inc.*                                  975             36,758
SCP Pool Corp.                                        2,736             93,133
Select Comfort Corp.*                                 1,867             38,460
ShopKo Stores Inc.*                                   1,351             23,656
Shuffle Master Inc.*                                  1,755             57,494
Skyline Corp.                                           400             15,340
Skywest Inc.                                          2,979             50,852
Sonic Automotive Inc.                                 2,073             46,000
Sonic Corp.*                                          3,046            102,620
Stage Stores Inc.*                                      892             34,396
Standard Motor Products Inc.                            916             10,589
Standard-Pacific Corp.                                1,745            139,600
Steak N Shake Co./The*                                1,277             24,429
Stein Mart Inc.*                                      2,160             44,950
Stride Rite Corp.                                     1,831             23,803
Superior Industries International                     1,200             31,776
TBC Corp.*                                            1,135             33,971
Too Inc.*                                             1,767             46,932
Toro Co.                                              1,247            108,127
Tractor Supply Co.*                                   1,961             83,519
Triarc Cos                                            3,265             48,975
Ultimate Electronics Inc.*                              680                748
United Stationers Inc.*                               1,737             76,393
Wabash National Corp.*                                1,723             46,469
Watsco Inc.                                           1,366             52,127
Winnebago Industries                                  1,700             60,095
WMS Industries Inc.*                                  1,545             46,335
Wolverine World Wide Inc.                             3,060             68,085
Zale Corp.*                                           2,667             79,343
                                                                  ------------
Total Consumer, Cyclical                                             5,338,328
                                                                  ------------
Consumer, Non-cyclical (16.63%)
Aaron Rents Inc.                                      2,547             52,112
ABM Industries Inc.                                   2,508             46,473
Accredo Health Inc.*                                  2,488            106,039
Administaff Inc.*                                     1,236             16,562
Advanced Medical Optics Inc.*                         1,513             57,418
Alpharma Inc.                                         2,687             35,253
Amedisys Inc.*                                          743             23,731
American Healthways Inc.*                             1,671             56,781
American Italian Pasta Co.                              860             23,220
American Medical Systems Holdings Inc.*               1,710             67,716
AMERIGROUP Corp.*                                     2,538            101,165
Amsurg Corp.*                                         1,551             37,472
Arbitron Inc.*                                        1,587             64,353
Arqule Inc.*                                          1,302              6,510
Arthrocare Corp.                                      1,179             33,979
Biolase Technology Inc.                               1,245             12,525
Biosite Inc.*                                           803             46,526
Bowne & Co. Inc.                                      1,795             28,361
Bradley Pharmaceuticals Inc.*                           786              7,664
Cambrex Corp.                                         1,239             28,113
CDI Corp.                                             1,007             20,956

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Centene Corp.*                                        2,078       $     69,322
Central Parking Corp.                                 1,868             25,890
Chemed Corp.                                            622             44,411
Coinstar Inc.*                                        1,000             23,410
Conmed Corp.*                                         1,525             45,155
Connetics Corp.*                                      1,800             44,550
Consolidated Graphics Inc.*                             696             36,227
Cooper Cos Inc./The                                   2,176            179,194
Corn Products International Inc.                      3,742            104,664
CPI Corp.                                               380              5,692
Cross Country Healthcare Inc.*                        1,640             25,076
CryoLife Inc.*                                        1,113              8,681
Curative Health Services Inc.*                          589              2,568
Cyberonics Inc.*                                      1,199             44,951
Datascope Corp.                                         759             26,702
Delta & Pine Land Co.                                 1,965             56,965
Diagnostic Products Corp.                             1,491             68,034
DIMON Inc.                                            2,076             13,452
DJ Orthopedics Inc.*                                  1,097             26,449
Enzo Biochem Inc.*                                    1,519             24,714
Flowers Foods Inc.                                    2,261             67,830
Fossil Inc.*                                          3,620             93,396
Gentiva Health Services Inc.*                         1,227             20,663
Great Atlantic & Pacific Tea Co.*                     1,919             21,339
Haemonetics Corp./Mass*                               1,291             53,551
Hain Celestial Group Inc.*                            1,870             34,913
Heidrick & Struggles International Inc.*                972             33,184
Hologic Inc.*                                         1,046             38,650
Hooper Holmes Inc.                                    3,007             13,321
ICU Medical Inc.*                                       655             20,056
Idexx Laboratories Inc.*                              1,782             98,812
Immucor Inc.*                                         2,227             66,153
Insurance Auto Auctions Inc.*                           580             16,130
Integra LifeSciences Holdings Corp.*                  1,465             54,337
Invacare Corp.                                        1,604             75,580
J&J Snack Foods Corp.                                   417             19,687
John H Harland Co.                                    1,445             53,032
Kensey Nash Corp.*                                      574             18,592
LabOne Inc.*                                            856             30,816
Labor Ready Inc.*                                     2,123             39,870
Lance Inc.                                            1,352             21,537
LCA-Vision Inc.                                         673             19,463
MAXIMUS Inc.*                                         1,113             37,686
Medicis Pharmaceutical Corp.                          2,912            100,580
Mentor Corp.                                          2,155             74,606
Merit Medical Systems Inc.*                           1,295             17,055
MGI Pharma Inc.*                                      3,614             82,761
Midas Inc.*                                             700             14,973
Nash FInch Co.                                          581             23,013
Natures Sunshine Prods Inc.                             669             12,892
NBTY Inc.*                                            3,425             86,618
NCO Group Inc.*                                       1,615             32,478
Noven Pharmaceuticals Inc.*                           1,200             19,824
OCA Inc.*                                             2,332             11,567
Odyssey HealthCare Inc.*                              1,878             21,128
On Assignment Inc.*                                   1,167              6,932
Osteotech Inc.*                                         821              3,407
Parexel International Corp.*                          1,339             30,020
Pediatrix Medical Group Inc.*                         1,257             86,142
Performance Food Group Co.*                           2,378             64,539
Pharmaceutical Product Development Inc.*              2,885            123,045
PolyMedica Corp.                                      1,391             47,892
Possis Medical Inc.*                                    932              8,779
Pre-Paid Legal Services Inc.*                           840             29,400
PRG-Schultz International Inc.*                       2,943             13,626
Priority Healthcare Corp.*                            2,227             50,954
Province Healthcare Co.*                              2,532             58,439
RalCorp. Holdings Inc.                                1,500             69,825
Regeneron Pharmaceuticals Inc.*                       2,656             16,228
RehabCare Group Inc.*                                   746             21,410
Resmed Inc.*                                          1,735            102,278
Respironics Inc.*                                     1,787            103,199
Rewards Network Inc.*                                 1,161              6,200
Russ Berrie & Co.Inc                                    958             21,804
Sanderson Farms Inc.                                  1,018             45,678
Savient Pharmaceuticals Inc.*                         2,760              7,921
SFBC International Inc.*                                739             32,110
Sierra Health Services*                               1,332             81,998
Sola International Inc.*                              1,640             45,625
SourceCorp.*                                            750             15,660
Spherion Corp.*                                       3,098             24,164
Standard Register Co./The                             1,313             17,844
Startek Inc.                                            740             13,357
Sunrise Senior Living Inc.*                           1,050             49,770
SurModics Inc.*                                         809             26,009
Sybron Dental Specialties Inc.*                       1,978             70,654
Theragenics Corp.*                                    1,389              4,639
United Natural Foods Inc.*                            2,000             62,340
United Surgical Partners International Inc.*          1,442             59,209
Vertrue Inc.*                                           521             20,262
Viad Corp.                                            1,109             29,943
Viasys Healthcare Inc.*                               1,579             32,670
Vital Signs Inc.                                        595             24,443
Volt Information Sciences Inc.                          731             21,287
Watson Wyatt & Co. Holdings                           1,652             45,199
WD-40 Co                                                826             27,060
                                                                  ------------
Total Consumer, Non-cyclical                                         4,817,090
                                                                  ------------
Energy (6.72%)
Atwood Oceanics Inc.*                                   711             48,881
Cabot Oil & Gas Corp.                                 1,688             94,511
Cal Dive International Inc.*                          1,961             99,580
CARBO Ceramics Inc.                                     816             60,368
Cimarex Energy Co.*                                   2,123             86,342
Dril-Quip Inc.*                                         800             24,800
Frontier Oil Corp.                                    1,361             43,634
Headwaters Inc.*                                      1,723             55,412
Hydril*                                               1,174             70,522
Input/Output Inc.*                                    3,753             27,697
Lone Star Technologies*                               1,476             66,878
Massey Energy Co.                                     3,894            169,701
Maverick Tube Corp.*                                  2,172             77,236
Oceaneering International Inc.*                       1,280             51,072
Patina Oil & Gas Corp.                                3,620            145,741
Petroleum Development Corp.*                            815             35,730
Remington Oil & Gas Corp.*                            1,386             46,182
SEACOR Holdings Inc.*                                   951             59,865
Southwestern Energy Co.*                              1,851            112,911
Spinnaker Exploration Co.*                            1,730             62,038
St Mary Land & Exploration Co.                        1,464             74,488
Stone Energy Corp.*                                   1,367             68,664
Swift Energy Co.*                                     1,422             38,664
Tetra Technologies Inc.*                              1,145             35,850
Unit Corp.*                                           2,346            107,400
Veritas DGC Inc.*                                     1,715             46,511
Vintage Petroleum Inc.                                3,319             98,541
W-H Energy Services Inc.*                             1,408             37,171
                                                                  ------------
Total Energy                                                         1,946,390
                                                                  ------------
Financial (12.90%)
Anchor BanCorp. Wisconsin Inc.                        1,149             31,586
BankAtlantic Bancorp. Inc.                            3,100             55,831
Bankunited Financial Corp.*                           1,538             43,525
Boston Private Financial Holdings Inc.                1,401             37,827
Brookline Bancorp. Inc.                               3,028             45,965
Capital Automotive REIT                               1,857             61,838
Chittenden Corp.                                      2,361             62,755
Colonial Properties Trust                             1,386             50,437
Commercial Federal Corp.                              2,035             55,617
Commercial Net Lease Realty                           2,652             50,043
Community Bank System Inc.                            1,600             37,536
CRT Properties Inc.                                   1,345             30,424

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Delphi Financial Group                                1,614       $     71,952
Dime Community Bancshares                             1,914             29,878
Downey Financial Corp.                                1,434             89,840
East-West Bancorp. Inc.                               2,406             86,520
Entertainment Properties Trust                        1,184             48,544
Essex Property Trust Inc.                             1,174             84,622
Financial Federal Corp.*                                859             29,275
First BanCorp./Puerto Rico                            2,064             97,132
First Midwest Bancorp. Inc./IL                        2,389             81,537
First Republic Bank/San Francisco CA                    813             43,170
FirstFed Financial Corp.*                               870             44,457
Flagstar Bancorp. Inc.                                3,122             64,157
Fremont General Corp.                                 3,956             99,454
Gables Residential Trust                              1,501             52,805
Glenborough Realty Trust Inc.                         1,638             32,318
Gold Banc Corp. Inc.                                  2,056             29,216
Hilb Rogal & Hobbs Co.                                1,850             63,474
Hudson United BanCorp                                 2,303             81,618
Investment Technology Group Inc.*                     2,351             44,316
Irwin Financial Corp.                                 1,450             32,944
Kilroy Realty Corp.                                   1,457             61,500
LandAmerica Financial Group Inc.                        971             53,153
Lexington Corporate Properties Trust                  2,470             54,389
MAF Bancorp. Inc.                                     1,677             73,100
Nara Bancorp. Inc.                                    1,163             22,702
New Century Financial Corp.                           2,382            120,815
Parkway Properties Inc./Md                              565             26,572
Philadelphia Consolidated Holding Co.*                1,130             85,857
Piper Jaffray Cos.*                                   1,018             40,262
Presidential Life Corp.                               1,505             23,343
PrivateBancorp. Inc.                                  1,017             33,053
ProAssurance Corp.*                                   1,496             60,588
Provident Bankshares Corp.                            1,686             56,329
Republic Bancorp. Inc./MI                             3,613             52,569
Riggs National Corp.                                  1,486             28,754
RLI Corp.                                             1,292             55,944
SCPIE Holdings Inc.                                     473              5,189
Selective Insurance Group                             1,422             65,426
Shurgard Storage Centers Inc.                         2,359             93,747
South Financial Group Inc./The                        3,540            108,678
Southwest Bancorp. of Texas Inc.                      3,522             67,094
Sovran Self Storage Inc.                                759             31,066
Sterling Bancshares Inc.                              2,297             33,513
Sterling Financial Corp./WA*                          1,159             44,181
Stewart Information Services Corp.                      928             37,111
Susquehanna Bancshares Inc.                           2,363             58,224
SWS Group Inc.                                          787             14,213
Trustco Bank Corp. NY                                 3,818             45,854
UCBH Holdings Inc.                                    2,317             95,901
UICI                                                  2,373             65,068
Umpqua Holdings Corp.                                 2,193             52,435
United Bankshares Inc.                                2,234             76,135
Whitney Holding Corp.                                 2,084             92,321
Wintrust Financial Corp.                              1,038             55,699
World Acceptance Corp.*                                 952             25,990
Zenith National Insurance Corp.                         982             49,719
                                                                  ------------
Total Financial                                                      3,737,107
                                                                  ------------
Industrial (18.73%)
AAR Corp.*                                            1,478             16,480
Acuity Brands Inc.                                    2,185             60,415
Advanced Energy Industries Inc.*                      1,553             14,458
Albany International Corp.                            1,699             54,793
Aleris International Inc.*                            1,365             27,396
AM Castle & Co.*                                        759             11,871
Analogic Corp.                                          700             30,058
AO Smith Corp.                                        1,508             39,630
Apogee Enterprises Inc.                               1,275             17,837
Applied Industrial Technologies Inc.                  1,491             42,225
Aptargroup Inc.                                       1,875             96,788
Arkansas Best Corp.                                   1,281             55,365
Armor Holdings Inc.*                                  1,673             66,786
Artesyn Technologies Inc.*                            1,796             18,607
Astec Industries Inc.*                                  914             16,955
Baldor Electric Co.                                   1,689             43,914
Barnes Group Inc.                                     1,185             31,616
BEI Technologies Inc.                                   675             18,515
Bel Fuse Inc.                                           579             17,937
Belden CDT Inc.                                       2,364             56,783
Benchmark Electronics Inc.*                           2,106             68,487
Brady Corp.                                           2,444             84,611
Briggs & Stratton Corp.                               2,304             90,824
C&D Technologies Inc.                                 1,187             16,357
Ceradyne Inc.*                                        1,221             36,752
Checkpoint Systems Inc.*                              1,928             32,178
Chesapeake Corp.                                      1,001             21,471
Clarcor Inc.                                          1,302             71,962
Cognex Corp.                                          2,320             64,264
Coherent Inc.*                                        1,549             47,012
Commercial Metals Co.                                 2,978            103,634
CTS Corp.                                             1,721             22,631
Cubic Corp.                                           1,371             25,693
CUNO Inc.*                                              869             48,838
Curtiss-Wright Corp.                                  1,077             59,827
Cymer Inc.*                                           1,886             54,515
Daktronics Inc.*                                        943             20,605
Dionex Corp.*                                         1,077             61,992
DRS Technologies Inc.*                                1,287             53,166
EDO Corp.                                             1,023             32,531
EGL Inc.*                                             2,382             75,629
Electro Scientific Industries Inc.*                   1,341             30,307
ElkCorp                                               1,011             38,802
EMCOR Group Inc.*                                       776             37,426
Engineered Support Systems Inc.                       1,336             73,854
Esterline Technologies Corp.*                         1,086             35,708
FEI Co.*                                              1,705             42,199
Flir Systems Inc.*                                    3,450            107,813
Florida Rock Industries Inc.                          2,219            142,393
Forward Air Corp.*                                    1,104             48,885
Gardner Denver Inc.*                                  1,013             41,644
GenCorp. Inc.                                         2,284             42,642
Gerber Scientific Inc.*                               1,029              6,596
Griffon Corp.*                                        1,420             32,660
Heartland Express Inc.                                3,849             79,328
IDEX Corp.                                            2,573            101,634
Insituform Technologies Inc.*                         1,227             19,460
Intermagnetics General Corp.*                         1,294             34,123
Intermet Corp.                                        1,230                387
Itron Inc.*                                           1,070             28,516
JLG Industries Inc.                                   2,241             47,957
Kaman Corp.                                           1,048             12,503
Kansas City Southern*                                 3,215             63,078
Kaydon Corp.                                          1,447             45,436
Keithley Instruments Inc.                               720             11,923
Kirby Corp.*                                          1,258             55,667
Knight Transportation Inc.*                           2,890             76,325
Landstar System Inc.*                                 3,058            107,275
Lawson Products                                         456             21,222
Lennox International Inc.                             3,019             65,271
Lindsay Manufacturing Co.                               549             12,759
Littelfuse Inc.*                                      1,132             36,813
Lydall Inc.*                                            745              8,456
Magnetek Inc.*                                        1,366              6,857
Manitowoc Co.                                         1,371             56,485
Meade Instruments Corp.*                                955              2,961
Methode Electronics Inc.                              1,654             18,508
Milacron Inc.*                                        3,713             10,545
Moog Inc.*                                            1,335             59,541
Mueller Industries Inc.                               1,795             56,507
Myers Industries Inc.                                 1,536             20,045
Offshore Logistics Inc.*                              1,161             38,209
Park Electrochemical Corp.                            1,018             20,258

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Paxar Corp.*                                          2,034       $     47,657
Photon Dynamics Inc.*                                   781             18,158
Planar Systems Inc.*                                    664              5,352
Quanex Corp.                                          1,264             74,386
Rayovac Corp.*                                        1,767             75,981
Regal-Beloit Corp.                                    1,174             36,206
Robbins & Myers Inc.                                    666             15,984
Rogers Corp.*                                           850             38,811
Roper Industries Inc.                                 2,104            135,918
SBS Technologies Inc.*                                  723              8,763
Shaw Group Inc./The*                                  3,244             67,475
Simpson Manufacturing Co.Inc                          2,490             85,980
Sonic Solutions Inc.*                                 1,173             18,346
Standex International Corp.                             564             16,305
Stewart & Stevenson Services                          1,474             31,573
Sturm Ruger & Co. Inc.                                1,292             10,220
Technitrol Inc.*                                      2,070             36,743
Teledyne Technologies Inc.*                           1,666             50,946
Tetra Tech Inc.*                                      2,868             47,551
Texas Industries Inc.                                 1,086             72,436
Thomas Industries Inc.                                  891             35,711
Timken Co.                                            4,588            129,840
Tredegar Corp.                                        1,971             34,098
Trimble Navigation Ltd.*                              2,600             93,652
Triumph Group Inc.*                                     814             30,256
Universal Forest Products Inc.                          881             34,491
URS Corp.*                                            2,204             63,563
USF Corp.                                             1,422             67,972
Valmont Industries Inc.                               1,224             30,845
Vicor Corp.*                                          2,151             24,414
Waste Connections Inc.*                               2,239             76,305
Watts Water Technologies Inc.                         1,655             55,029
Wilson Greatbatch Technologies Inc.*                  1,017             17,828
Wolverine Tube Inc.*                                    570              5,672
Woodward Governor Co.                                   579             42,377
X-Rite Inc.                                             987             15,960
Yellow Roadway Corp.*                                 2,464            142,296
                                                                  ------------
Total Industrial                                                     5,425,486
                                                                  ------------
Technology (8.42%)
Actel Corp.*                                          1,218             20,779
Agilysys Inc.                                         1,491             28,120
Alliance Semiconductor Corp.*                         1,688              4,541
Altiris Inc.*                                         1,400             40,922
Ansys Inc.*                                           1,576             56,673
ATMI Inc.*                                            1,601             43,579
Avid Technology Inc.*                                 1,622            108,512
Axcelis Technologies Inc.*                            5,102             43,877
Brooks Automation Inc.*                               2,287             41,418
Brooktrout Inc.*                                        598              7,720
CACI International Inc.*                              1,495             80,670
Captaris Inc.*                                        1,544              7,504
Carreker Corp.*                                       1,093              7,695
Catapult Communications Corp.*                          597             14,328
Cerner Corp.*                                         1,835             95,604
Ciber Inc.*                                           2,938             22,006
Cohu Inc.                                               984             17,938
Concord Communications Inc.*                            863              8,898
Dendrite International Inc.*                          2,129             32,701
Digi International Inc.*                                989             14,934
DSP Group Inc.*                                       1,496             37,662
Dupont Photomasks Inc.*                                 838             22,073
eFunds Corp.*                                         2,455             54,599
EPIQ Systems Inc.*                                      854             10,846
ESS Technology*                                       1,795             10,124
Exar Corp.*                                           1,952             27,582
Factset Research Systems Inc.                         2,334             76,999
Filenet Corp.*                                        1,998             46,793
Global Imaging Systems Inc.*                          1,177             41,831
Global Payments Inc.                                  1,943            107,875
Helix Technology Corp.                                1,211             20,853
Hutchinson Technology Inc.*                           1,338             43,699
Hyperion Solutions Corp.*                             2,001            101,010
Imagistics International Inc.*                          812             27,486
Inter-Tel Inc.                                        1,318             36,232
JDA Software Group Inc.*                              1,393             18,708
Kopin Corp.*                                          3,225             11,707
Kronos Inc./MA*                                       1,593             88,953
Kulicke & Soffa Industries Inc.*                      2,607             16,893
Manhattan Associates Inc.*                            1,548             30,759
Mantech International Corp.*                          1,539             37,983
Mapinfo Corp.*                                        1,036             13,603
Mercury Computer Systems Inc.*                        1,010             29,724
MICROS Systems Inc.*                                  1,900             61,617
Microsemi Corp.*                                      3,051             49,609
MRO Software Inc.*                                    1,139             15,388
MTS Systems Corp.                                     1,024             30,925
NDCHealth Corp.                                       1,848             28,662
NYFIX Inc.*                                           1,527              6,948
Pericom Semiconductor Corp.*                          1,192             10,573
Phoenix Technologies Ltd.*                            1,166             11,613
Photronics Inc.*                                      1,589             29,524
Pinnacle Systems Inc.*                                3,188             13,645
Power Integrations Inc.*                              1,578             33,517
Progress Software Corp.*                              1,849             42,804
Radiant Systems Inc.*                                 1,286             10,134
Radisys Corp.*                                          829             12,626
Rudolph Technologies Inc.*                              760             13,938
Serena Software Inc.*                                 2,279             52,645
Skyworks Solutions Inc.*                              7,682             55,771
SPSS Inc.*                                              804             15,598
Standard Microsystems Corp.*                            864             15,146
Supertex Inc.*                                          590             11,428
Synaptics Inc.*                                       1,300             31,057
Take-Two Interactive Software Inc.*                   2,303             84,451
Talx Corp.                                              940             19,317
THQ Inc.*                                             1,990             54,407
Ultratech Inc.*                                       1,126             17,870
Varian Semiconductor Equipment Associates Inc.*       1,863             74,222
Veeco Instruments Inc.*                               1,520             22,739
                                                                  ------------
Total Technology                                                     2,438,587
                                                                  ------------
Utilities (3.93%)
Allete Inc.                                           1,480             58,726
American States Water Co.                               745             20,264
Atmos Energy Corp.                                    3,838            105,814
Avista Corp.                                          2,483             45,290
Cascade Natural Gas Corp.                               520             10,686
Central Vermont Public Service Corp.                    573             12,887
CH Energy Group Inc.                                    808             37,289
Cleco Corp.                                           2,440             49,508
El Paso Electric Co.*                                 2,442             48,767
Energen Corp.                                         1,865            120,293
Green Mountain Power Corp.                              231              6,699
Laclede Group Inc./The                                1,063             33,357
New Jersey Resources Corp.                            1,414             62,782
Northwest Natural Gas Co.                             1,401             51,038
Piedmont Natural Gas Co.                              3,920             91,571
Southern Union Co.*                                   5,245            133,013
Southwest Gas Corp.                                   1,779             44,617
UGI Corp.                                             2,605            116,574
UIL Holdings Corp.                                      744             37,274
Unisource Energy Corp.                                1,752             52,941
                                                                  ------------
Total Utilities                                                      1,139,390
                                                                  ------------
Total Common Stock (Cost $18,809,794)                               26,745,364
                                                                  ------------

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Debt (0.05%)
   $    15,000  Mueller Industry (11/01/2014)                     $     15,038
                                                                  ------------
Total Corporate Debt (Cost $15,000)                                     15,038
                                                                  ------------
Short-Term Investment (7.59%)
   $ 1,000,000  United States Treasury Bills 03/03/05 (b)              999,892
     1,200,000  United States Treasury Bills 03/24/05 (b)            1,198,304
                                                                  ------------
Total Short-Term Investment (Cost $2,198,196)                        2,198,196
                                                                  ------------
                Total Investments (Cost $21,022,990)(a)(99.99%)     28,958,598
                Other Net Assets (0.01%)                                 2,767
                                                                  ------------
                Total Net Assets: (100.00%)                       $ 28,961,365
                                                                  ============

----------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $21,022,990. At February 28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $  9,205,687
                Unrealized depreciation                             (1,270,079)
                                                                  ------------
                Net unrealized appreciation                       $  7,935,608
                                                                  ============

(b) At February 28, 2005, certain United States Treasury Bills with a market value of $199,978 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2005: (Contracts-$500 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
                                                                  ------------
                Russell 2000 Stock Index:
                7/ Mar 05/Long                                    $     23,891
                                                                  ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   EQUITY INCOME FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                               CONTINUED (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (93.71%)
Basic Materials (3.46%)
Chemicals (1.37%)
Praxair Inc.                                          3,692       $    165,512
Sherwin-Williams Co./The                              1,746             77,348
                                                                  ------------
                                                                       242,860
                                                                  ------------
Forest Products & Paper (1.05%)
Plum Creek Timber Co. Inc.                            4,950            185,873
                                                                  ------------
Mining (1.04%)
Alcoa Inc.                                            5,750            184,690
                                                                  ------------
Total Basic Materials                                                  613,423
                                                                  ------------
Communications (4.22%)
Media (2.76%)
McGraw-Hill Cos Inc./The                              5,339            490,387
                                                                  ------------
Telecommunications (1.46%)
SBC Communications Inc.                              10,744            258,393
                                                                  ------------
Total Communications                                                   748,780
                                                                  ------------
Consumer, Cyclical (12.36%)
Apparel (2.09%)
Coach Inc.*                                           4,360            242,111
Liz Claiborne Inc.                                    3,036            128,423
                                                                  ------------
                                                                       370,534
                                                                  ------------
Home Builders (0.74%)
Pulte Homes Inc.                                      1,692            132,010
                                                                  ------------
Retail (9.53%)
Gap Inc./The                                          4,450             94,919
Longs Drug Stores Corp.                               1,100             29,953
Lowe's Cos Inc.                                       5,750            337,985
McDonald's Corp.                                     12,368            409,133
Ross Stores Inc.                                      3,692            103,376
Sears Roebuck and Co.                                 2,280            113,840
Target Corp.                                          5,639            286,574
TJX Cos Inc.                                          5,750            140,415
Wal-Mart Stores Inc.                                  3,381            174,493
                                                                  ------------
                                                                     1,690,688
                                                                  ------------
Total Consumer, Cyclical                                             2,193,232
                                                                  ------------

Consumer, Non-cyclical (16.66%)
Agriculture (1.13%)
Reynolds American Inc.                                2,446            200,450
                                                                  ------------
Beverages (2.74%)
Anheuser-Busch Cos Inc.                               3,036            144,058
Coca-Cola Co./The                                     8,000            342,400
                                                                  ------------
                                                                       486,458
                                                                  ------------
Commercial Services (1.44%)
Moody's Corp.                                         3,046            255,590
                                                                  ------------
Cosmetics/Personal Care (0.95%)
Procter & Gamble Co.                                  3,180            168,826
                                                                  ------------
Food (3.04%)
Sara Lee Corp.                                       12,300            275,520
Tyson Foods Inc.                                     15,472            263,333
                                                                  ------------
                                                                       538,853
                                                                  ------------
Healthcare-Products (3.53%)
Baxter International Inc.                            10,411            371,256
Aetna Inc.                                            1,746            254,951
                                                                  ------------
                                                                       626,207
                                                                  ------------
Household Products/Wares (1.21%)
Clorox Co.                                            1,201             72,108
Fortune Brands Inc.                                   1,746            141,426
                                                                  ------------
                                                                       213,534
                                                                  ------------
Pharmaceuticals (2.62%)
AmerisourceBergen Corp.                               2,803            167,900
Pfizer Inc.                                          11,300            297,077
                                                                  ------------
                                                                       464,977
                                                                  ------------
Total Consumer, Non-cyclical                                         2,954,895
                                                                  ------------
Energy (12.15%)
Oil&Gas (11.04%)
Apache Corp.                                          4,126            259,443
ChevronTexaco Corp.                                   3,140            194,931
ConocoPhillips                                        3,674            407,410
Devon Energy Corp.                                    4,752            222,346
ENSCO International Inc.                              3,370            135,744
Exxon Mobil Corp.                                     6,236            394,801

--------------------------------------------------------------------------------
   EQUITY INCOME FUND        PORTFOLIO OF INVESTMENTS                  2/28/2005
                                    (UNAUDITED)
Company                             (CONTINUED)     Shares        Value (Note 1)
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                   2,725       $    102,188
Valero Energy Corp.                                   3,386            241,219
                                                                  ------------
                                                                     1,958,082
                                                                  ------------
Oil&Gas Services (1.11%)
Baker Hughes Inc.                                     2,280            107,798
Tidewater Inc.                                        2,180             89,969
                                                                  ------------
                                                                       197,767
                                                                  ------------
Total Energy                                                         2,155,849
                                                                  ------------
Financial (27.29%)
Banks (8.18%)
Bank of America Corp.                                 9,864            460,156
Fifth Third Bancorp                                   7,723            345,759
SunTrust Banks Inc.                                   2,102            152,269
Wells Fargo & Co.                                     8,297            492,676
                                                                  ------------
                                                                     1,450,860
                                                                  ------------
Diversified Financial (3.70%)
Citigroup Inc.                                       10,411            496,813
MBNA Corp.                                            6,295            159,704
                                                                  ------------
                                                                       656,517
                                                                  ------------
Insurance (8.23%)
American International Group Inc.                     4,225            282,230
Arthur J Gallagher & Co.                              6,200            185,132
Fidelity National Financial Inc.                      2,994            132,455
Marsh & McLennan Cos Inc.                             8,600            280,790
Metlife Inc.                                          5,928            243,285
StanCorp. Financial Group Inc.*                       2,825            246,029
XL Capital Ltd.                                       1,201             90,075
                                                                  ------------
                                                                     1,459,996
                                                                  ------------
Real Estate (7.18%)
Annaly Mortgage Management Inc.                       7,408            141,863
Boston Properties Inc.                                1,746            104,411
iStar Financial Inc.                                  3,704            157,383
Kimco Realty Corp.                                    2,013            106,910
Mills Corp./The                                       3,804            205,416
Realty Income Corp.                                   7,408            174,236
Simon Property Group Inc.                             2,180            135,073
SL Green Realty Corp.                                 2,280            128,546
Vornado Realty Trust                                  1,746            119,950
                                                                  ------------
                                                                     1,273,788
                                                                  ------------
Total Financial                                                      4,841,161
                                                                  ------------
Industrial (5.65%)
Building Materials (0.72%)
Masco Corp.                                           3,804            128,271
                                                                  ------------
Hand/Machine Tools (0.59%)
Stanley Works/The                                     2,280            105,450
                                                                  ------------
Machinery (1.15%)
Caterpillar Inc.                                      2,146            203,977
                                                                  ------------
Metal Fabricate/Hardware (0.99%)
Worthington Industries                                8,400            175,980
                                                                  ------------
Miscellaneous Manufacturing (2.20%)
3M Co.                                                2,612            219,251
ITT Industries Inc.                                   1,067             93,843
Leggett & Platt Inc.                                  2,725             75,401
                                                                  ------------
                                                                       388,495
                                                                  ------------
Total Industrial                                                     1,002,173
                                                                  ------------
Technology (6.20%)
Computers (1.79%)
Diebold Inc.                                          1,746             93,184
Hewlett-Packard Co.                                   5,750            119,600
Reynolds & Reynolds Co./The                           3,804            105,257
                                                                  ------------
                                                                       318,041
                                                                  ------------
Office/Business Equip (0.59%)
Pitney Bowes Inc.                                     2,280            104,561
                                                                  ------------
Semiconductors (0.98%)
Intel Corp.                                           7,263            174,167
                                                                  ------------
Software (2.84%)
First Data Corp.                                      8,609            353,141
Microsoft Corp.                                       5,973            150,400
                                                                  ------------
                                                                       503,541
                                                                  ------------
Total Technology                                                     1,100,310
                                                                  ------------
Utilities (5.72%)
Electric (5.72%)
Calpine Corp.*                                       43,241            143,128
Cinergy Corp.                                         2,180             88,181
Consolidated Edison Inc.                              6,200            265,050
Entergy Corp.                                         1,746            120,684
Exelon Corp.                                          3,146            142,703
Progress Energy Inc.                                  1,579             68,434
SCANA Corp.                                           4,900            186,396
                                                                     1,014,576
                                                                  ------------
Total Utilities                                                      1,014,576
                                                                  ------------
Total Common Stock (Cost $12,999,010)                               16,624,399
                                                                  ------------

    Par Value
    ---------
Short-Term Investments (5.62%)
   $   500,000  United States Treasury Bills 03/24/05 (b)              499,298
       500,000  United States Treasury Bills 04/21/05 (b)              498,369
                                                                  ------------
Total Short-Term Investments (Cost $997,667)                           997,667
                                                                  ------------
                Total Investments (Cost $13,996,677)(a)(99.33%)     17,622,066
                Net Liabilities (0.67%)                                119,413
                                                                  ------------
                Net Assets (100.00%)                              $ 17,741,479
                                                                  ------------

----------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $13,996,677. At February 28, 2005, unrealized appreciation
      (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $  3,951,415
                Unrealized depreciation                               (326,026)
                                                                  ------------
                Net unrealized appreciation                       $  3,625,389
                                                                  ============

(b) At February 28, 2005, certain United States Treasury Bills with a market value of $199,348 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at February 28, 2005:
      (Contracts-$250 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
                                                                  ------------
                S&P 500 Index:
                3/ Mar 05/Long                                    $     17,589
                                                                  ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   EUROPEAN GROWTH &         PORTFOLIO OF INVESTMENTS                  2/28/2005
     INCOME FUND                    (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (96.99%)
Basic Materials (2.03%)
Chemicals (2.03%)
BASF AG ADR                                           1,144       $     85,686
Bayer AG ADR                                          1,515             53,343
                                                                  ------------
                                                                       139,029
                                                                  ------------
Total Basic Materials                                                  139,029
                                                                  ------------
Communications (16.45%)
Media (0.94%)
Vivendi Universal SA ADR*                             2,033             64,365
                                                                  ------------
Telecommunications (15.51%)
Alcatel SA ADR*                                       1,772             23,018
BT Group PLC ADR                                      1,760             70,875
Deutsche Telekom AG ADR*                              4,925            102,785
Nokia OYJ ADR                                        12,628            203,816
Telecom Italia SpA ADR                                2,447             94,870
Telefonaktiebolaget LM Ericsson ADR*                  1,194             34,996
Telefonica SA ADR                                     3,317            182,933
Vodafone Group PLC ADR                               13,210            347,291
                                                                  ------------
                                                                     1,060,584
                                                                  ------------
Total Communications                                                 1,124,949
                                                                  ------------
Consumer, Cyclical (1.17%)
Auto Manufacturers (1.17%)
DaimlerChrysler AG ADR                                1,735             79,984
                                                                  ------------
Total Consumer, Cyclical                                                79,984
                                                                  ------------
Consumer, Non-cyclical (20.22%)
Beverages (1.45%)
Diageo PLC ADR                                        1,735             99,363
                                                                  ------------
Cosmetics/Personal Care (0.69%)
L'Oreal SA ADR                                        3,005             46,878
                                                                  ------------
Food (5.71%)
Koninklijke Ahold NV ADR                              9,773             88,446
Nestle SA ADR                                         3,165            219,651
Unilever NV ADR                                       1,236             82,676
                                                                  ------------
                                                                       390,773
                                                                  ------------
Pharmaceuticals (12.37%)
AstraZeneca Plc ADR                                   3,298            131,063
GlaxoSmithKline PLC ADR                               6,088            293,563
Novartis AG ADR                                       5,057            252,698
Roche Holding AG ADR                                  3,216            168,518
                                                                  ------------
                                                                       845,842
                                                                  ------------
Total Consumer, Non-cyclical                                         1,382,856
                                                                  ------------
Energy (20.39%)
Oil & Gas (20.39%)
BP PLC ADR                                            6,876            446,390
ENI SpA ADR                                           1,313            172,003
Royal Dutch Petroleum Co. ADR                         4,420            278,858
Shell Transport & Trading Co. PLC ADR                 3,354            190,205
Total SA ADR                                          2,579            307,417
                                                                  ------------
                                                                     1,394,873
                                                                  ------------
Total Energy                                                         1,394,873
                                                                  ------------
Financial (30.11%)
Banks (23.79%)
ABN AMRO Holding NV ADR                               3,412             94,103
Banco Bilbao Vizcaya Argentaria SA ADR                6,579            113,751
Banco Santander Central Hispano SA ADR                9,958            122,483
Barclays PLC ADR                                      6,351            279,126
BNP Paribas ADR                                       3,552            129,115
Credit Suisse Group ADR                               2,453            106,706
Deutsche Bank AG ADR                                  1,196            105,128
HSBC Holdings PLC ADR                                 4,332            361,679
Lloyds TSB Group PLC ADR                              2,855            108,776
UBS AG ADR                                            2,375            206,031
                                                                  ------------
                                                                     1,626,898
                                                                  ------------
Insurance (6.32%)
Aegon NV ADR                                          2,824             40,609
Allianz AG ADR                                        7,257             91,438
AXA SA ADR                                            1,384             37,119
ING Groep NV ADR                                      3,832            117,566
Prudential PLC ADR                                    2,045             37,485
Royal & Sun Alliance Insurance Group ADR              1,727             14,179
Swiss Reinsurance ADR                                   960             70,656
Zurich Financial Services AG ADR                      1,265             23,403
                                                                  ------------
                                                                       432,455
                                                                  ------------
Total Financial                                                      2,059,353
                                                                  ------------
Industrial (3.13%)
Electronics (0.92%)
Koninklijke Philips Electronics NV ADR                2,284             63,312
                                                                  ------------
Miscellaneous Manufacturer (2.21%)
Siemens AG ADR                                        1,935            151,007
                                                                  ------------
Total Industrial                                                       214,319
                                                                  ------------
Technology (0.99%)
Software (0.99%)
SAP AG ADR                                            1,667             67,597
                                                                  ------------
Total Technology                                                        67,597
                                                                  ------------
Utilities (2.50%)
Electric (1.77%)
E.ON AG ADR                                           1,345            121,050
                                                                  ------------
Water (0.73%)
Suez SA ADR                                           1,837             49,948
                                                                  ------------
Total Utilities                                                        170,998
                                                                  ------------
Total Common Stock (Cost $5,766,034)                                 6,633,958
                                                                  ------------

    Par Value
    ---------
Short-Term Investments (1.46%)
   $   100,000  United States Treasury Bills 04/14/05                   99,705
                                                                  ------------
Total Short-Term Investments (Cost $99,705)                             99,705
                                                                  ------------
                Total Investments (Cost $5,865,739)(a)(98.45%)       6,733,663
                Other Net Assets (1.55%)                               106,216
                                                                  ------------
                Net Assets (100.00%)                              $  6,839,879
                                                                  ============


----------
* Non-Income Producing Security
ADR - American Depositary Receipts

(a) Aggregate cost for federal income tax purposes is $5,865,739. At February 28, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $  1,113,356
                Unrealized depreciation                               (245,432)
                                                                  ------------
                Net unrealized appreciation                       $    867,924
                                                                  ============

              See accompanying notes to financial statements

--------------------------------------------------------------------------------
   NASDAQ-100 INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                                    (UNAUDITED)
Company                                             Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (95.93%)
Basic Materials (0.65%)
Sigma-Aldrich Corp.                                     968       $     59,638
Smurfit-Stone Container Corp.*                        3,522             58,571
                                                                  ------------
Total Basic Materials                                                  118,209
                                                                  ------------
Communications (28.11%)
Amazon.Com Inc.*                                      3,825            134,564
Check Point Software Technologies*                    3,587             79,380
Cisco Systems Inc.*                                  31,721            552,580
Comcast Corp.*                                       13,117            426,958
Comverse Technology Inc.*                             2,942             68,284
eBay Inc.*                                           13,332            571,143
EchoStar Communications Corp.*                        3,155             93,861
IAC/InterActiveCorp.*                                 9,939            223,628
JDS Uniphase Corp.*                                  22,545             42,836
Juniper Networks Inc.*                                4,839            104,232
Lamar Advertising Co.*                                1,224             48,091
Level 3 Communications Inc.*                          9,285             21,634
Liberty Media International Inc.                      2,400            103,752
MCI Inc.                                              4,700            106,925
Nextel Communications Inc.*                          19,140            563,290
NTL Inc.*                                             1,300             84,357
Qualcomm Inc.                                        27,068            977,425
Sirius Satellite Radio Inc.*                         18,400            102,488
Symantec Corp.*                                       9,332            205,397
Telefonaktiebolaget LM Ericsson                       2,400             70,344
Tellabs Inc.*                                         3,436             24,361
VeriSign Inc.*                                        3,318             90,980
XM Satellite Radio Holdings Inc.*                     2,800             92,288
Yahoo! Inc.*                                          9,017            290,979
                                                                  ------------
Total Communications                                                 5,079,777
                                                                  ------------
Consumer, Cyclical (9.82%)
Bed Bath & Beyond Inc.*                               5,723            214,727
CDW Corp.                                             1,224             70,343
Cintas Corp.                                          2,913            127,531
Costco Wholesale Corp.                                3,439            160,223
Dollar Tree Stores Inc.*                              1,584             42,689
Fastenal Co.                                          1,054             61,617
Kmart Holding Corp.*                                  1,300            126,711
Paccar Inc.                                           2,754            207,266
Petsmart Inc.                                         2,060             62,830
Ross Stores Inc.                                      2,056             57,568
Staples Inc.                                          4,732            149,153
Starbucks Corp.*                                      7,619            394,740
Wynn Resorts Ltd.*                                    1,400            100,198
                                                                  ------------
Total Consumer, Cyclical                                             1,775,596
                                                                  ------------
Consumer, Non-cyclical (14.44%)
Amgen Inc.*                                           8,101            499,103
Apollo Group Inc.*                                    2,622            193,084
Biogen Idec Inc.*                                     4,889            188,960
Biomet Inc.                                           4,843            204,471
Career Education Corp.*                               1,414             48,288
Chiron Corp.*                                         3,717            132,251
Dentsply International Inc.                           1,094             60,137
Express Scripts Inc.*                                 1,022             76,946
Genzyme Corp.*                                        4,086            229,184
Gilead Sciences Inc.*                                 5,948            205,503
Invitrogen Corp.*                                       742             51,910
Lincare Holdings Inc.*                                1,389             56,366
Medimmune Inc.*                                       3,776             90,926
Millennium Pharmaceuticals Inc.*                      4,612             39,663
Patterson Cos Inc.*                                   1,906             94,576
Paychex Inc.                                          5,080            162,204
Teva Pharmaceutical Industries Ltd.                   6,184            186,200
Whole Foods Market Inc.                                 869             89,351
                                                                  ------------
Total Consumer, Non-cyclical                                         2,609,123
                                                                  ------------
Industrial (2.63%)
American Power Conversion Corp.                       2,777             61,150
CH Robinson Worldwide Inc.                            1,223             67,020
Expeditors International Washington Inc.              1,500             83,265
Flextronics International Ltd.*                       8,478            113,181
Garmin Ltd.                                           1,391             71,289
Molex Inc.                                            1,429             35,911
Sanmina-SCI Corp.*                                    7,670             42,569
                                                                  ------------
Total Industrial                                                       474,385
                                                                  ------------
Technology (40.28%)
Adobe Systems Inc.                                    3,327            205,442
Altera Corp.*                                         7,208            149,494
Apple Computer Inc.*                                 15,000            672,900
Applied Materials Inc.*                              12,109            211,908
ATI Technologies Inc.                                 3,325             58,321
Autodesk Inc.                                         3,200             95,104
BEA Systems Inc.*                                     5,204             43,193
Broadcom Corp.*                                       3,324            107,199
Citrix Systems Inc.*                                  2,835             63,788
Cognizant Technology Solutions Corp.*                 1,800             85,014
Dell Inc.*                                           12,759            511,508
Electronic Arts Inc.*                                 4,382            282,595
Fiserv Inc.*                                          3,459            131,234
Intel Corp.                                          30,972            742,709
Intersil Corp.                                        1,947             32,826
Intuit Inc.*                                          3,416            146,205
Kla-Tencor Corp.*                                     3,369            166,462
Lam Research Corp.*                                   1,871             58,824
Linear Technology Corp.                               5,819            227,290
Marvell Technology Group Ltd.*                        3,356            122,796
Maxim Integrated Products Inc.                        6,384            274,640
Mercury Interactive Corp.*                            1,482             67,994
Microchip Technology Inc.                             2,516             69,089
Microsoft Corp.                                      50,422          1,269,626
Network Appliance Inc.*                               5,156            154,732
Novellus Systems Inc.*                                2,060             60,842
Oracle Corp.*                                        29,726            383,763
Pixar*                                                  808             72,259
QLogic Corp.*                                         1,377             55,479
Research In Motion Ltd.                               2,578            170,432
SanDisk Corp.*                                        2,024             54,405
Siebel Systems Inc.*                                  8,163             69,630
Sun Microsystems Inc.*                               20,014             84,459
Synopsys Inc.*                                        2,087             37,775
Veritas Software Corp.*                               6,099            147,718
Xilinx Inc.                                           6,348            191,710
                                                                  ------------
Total Technology                                                     7,279,365
                                                                  ------------
Total Common Stock (Cost $19,991,874)                               17,336,455
                                                                  ------------

--------------------------------------------------------------------------------
   NASDAQ-100 INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2005
                              CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------
    Par Value
    ---------
Short-Term Investment (3.87%)
   $   300,000  United States Treasury Bills 03/03/05 (b)         $    299,968
       300,000  United States Treasury Bills 03/24/05 (b)              299,578
       100,000  United States Treasury Bills 05/05/05 (b)               99,531
                                                                  ------------
Total Short-Term Investment (Cost $699,077)                            699,077
                                                                  ------------
                Total Investments (Cost $20,690,951)(a)(99.80%)     18,035,532
                Other Net Assets (0.20%)                                37,050
                                                                  ------------
                Total Net Assets: (100.00%)                       $ 18,072,582
                                                                  ============
----------
* Non-Income Producing Security
ADR - American Depositary Receipts.

(a) Aggregate cost for federal income tax purposes is $20,690,951. At February 28, 2005, unrealized appreciation
      (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                           $  2,798,622
                Unrealized depreciation                             (5,454,041)
                                                                  ------------
                Net unrealized depreciation                       $ (2,655,419)
                                                                  ============

(b) At February 28, 2005, certain United States Treasury Bills with a market value of $299,844 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at February 28, 2005:
      (Contracts-$100 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Depreciation
                                                                  ------------
                Nasdaq 100 Futures:
                5/ Mar 05/Long                                    $    (33,709)
                                                                  ============

           See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                               FEBRUARY 28, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 California
                                                               California Tax-    Insured     California Tax-      U.S.
                                                                 Free Money     Intermediate    Free Income     Government
                                                                 Market Fund        Fund           Fund      Securities Fund
                                                               -------------------------------------------------------------
ASSETS
    Investments at market value (identified cost
    $78,850,189, $24,092,298, $131,926,245, $29,466,821,
    $42,673,745 and $17,264,393, respectively)(Note 1)           $ 78,850,189    $ 24,809,313   $144,729,907   $ 29,424,116
    Cash                                                              876,366          96,377          1,452         28,977
    Interest receivable                                               306,839         269,151      1,566,685        203,315
    Receivable for fund shares sold                                        --              --          3,458         52,691
                                                               -------------------------------------------------------------
    Total Assets                                                   80,033,394      25,174,841    146,301,502     29,709,099
                                                               -------------------------------------------------------------
LIABILITIES
     Payable for fund shares repurchased                                   --           1,165         18,772          6,358
     Payable to Investment Advisor                                     17,038           7,205         54,909          9,334
     Miscellaneous Payable                                                 --          16,778        136,842         11,143
     Accrued 12b-1 fee - K Shares                                          --              --             --          1,251
     Accrued shareholder service fee - K Shares                            --              --             --          2,906
     Accrued expenses                                                  14,740           7,355         30,161         11,322
                                                               -------------------------------------------------------------
        Total Liabilities                                              31,778          32,503        240,684         42,314
                                                               -------------------------------------------------------------
NET ASSETS:                                                      $ 80,001,616    $ 25,142,338   $146,060,818   $ 29,666,785
                                                               =============================================================
Net Assets at February 28, 2005 consist of:
     Paid-in capital                                             $ 80,005,107    $ 24,273,089   $131,937,737   $ 29,768,572
     Undistributed net investment income                                 (233)          8,175        367,349          8,792
     Accumulated net realized gains (losses)                           (3,258)        144,059        952,070        (67,874)
     Unrealized appreciation (depreciation) of investments                 --         717,015     12,803,662        (42,705)
                                                               -------------------------------------------------------------
                                                                 $ 80,001,616    $ 25,142,338   $146,060,818   $ 29,666,785
                                                               =============================================================
NET ASSETS
     Direct Shares                                               $ 80,001,616    $ 25,142,338   $146,060,818   $ 26,358,778
                                                               =============================================================
     K Shares                                                    $         --    $         --   $         --   $  3,308,007
                                                               =============================================================
SHARES OUTSTANDING
     Direct Shares (no par value, unlimited shares authorized)     80,068,478       2,320,363     11,759,195      2,525,893
                                                               =============================================================
     K Shares (no par value, unlimited shares authorized)                  --              --             --        315,285
                                                               =============================================================
NET ASSET VALUE PER SHARE
     Direct Shares                                               $       1.00    $      10.84   $      12.42   $      10.44
                                                               =============================================================
     K Shares                                                    $         --    $         --   $         --   $      10.49
                                                               =============================================================


                                                                 The United    Short-Term U.S
                                                               States Treasury   Government
                                                                    Trust         Bond Fund
                                                               ------------------------------
ASSETS
    Investments at market value (identified cost
    $78,850,189, $24,092,298, $131,926,245, $29,466,821,
    $42,673,745 and $17,264,393, respectively)(Note 1)          $ 42,673,745    $ 17,059,830
    Cash                                                              94,988          38,456
    Interest receivable                                                   --         170,067
    Receivable for fund shares sold                                       --             627
                                                               ------------------------------
    Total Assets                                                  42,768,733      17,268,980
                                                               ------------------------------
LIABILITIES
     Payable for fund shares repurchased                                  --              62
     Payable to Investment Advisor                                     7,508           2,493
     Miscellaneous Payable                                                --           1,278
     Accrued 12b-1 fee - K Shares                                        651             559
     Accrued shareholder service fee - K Shares                        1,399           1,377
     Accrued expenses                                                 12,832           7,503
                                                               ------------------------------
        Total Liabilities                                             22,390          13,272
                                                               ------------------------------
NET ASSETS:                                                     $ 42,746,343    $ 17,255,708
                                                               ==============================
Net Assets at February 28, 2005 consist of:
     Paid-in capital                                            $ 42,746,895    $ 17,486,047
     Undistributed net investment income                                (260)          3,752
     Accumulated net realized gains (losses)                            (292)        (29,528)
     Unrealized appreciation (depreciation) of investments                --        (204,563)
                                                               ------------------------------
                                                                $ 42,746,343    $ 17,255,708
                                                               ==============================
NET ASSETS
     Direct Shares                                              $ 40,986,838    $ 15,812,772
                                                               ==============================
     K Shares                                                   $  1,759,505    $  1,442,936
                                                               ==============================
SHARES OUTSTANDING
     Direct Shares (no par value, unlimited shares authorized)    40,987,148       1,587,463
                                                               ==============================
     K Shares (no par value, unlimited shares authorized)          1,759,563         144,740
                                                               ==============================
NET ASSET VALUE PER SHARE
     Direct Shares                                              $       1.00    $       9.96
                                                               ==============================
     K Shares                                                   $       1.00    $       9.97
                                                               ==============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                               FEBRUARY 28, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                S&P 500 Index     S&P MidCap     S&P SmallCap    Equity Income
                                                                    Fund          Index Fund      Index Fund          Fund
                                                                ---------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $92,721,075, $118,857,769, $21,022,990, $13,996,677,
   $5,865,739 and $20,690,951 respectively)(Note 1)             $ 113,319,695    $ 156,939,600   $  28,958,598   $  17,622,066
   Cash                                                               132,717          432,193         201,800          72,506
   Interest receivable                                                     --               --             312              --
   Dividend receivable                                                205,936          120,429          14,197          35,483
   Receivable for securities sold                                          --        1,552,937              --              --
   Receivable for fund shares sold                                     50,371           43,444           3,765          32,084
   Variation margin receivable                                            237               --              --              --
   Miscellaneous receivable                                            42,764           34,844           6,943           4,507
                                                                ---------------------------------------------------------------
      Total Assets                                                113,751,720      159,123,447      29,185,615      17,766,646
                                                                ---------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                        --        1,603,841         149,413              --
   Payable for fund shares repurchased                                150,456           26,294          36,313             176
   Payable to Investment Advisor                                        6,941           38,137           7,988           6,058
   Variation Margin Payable                                                --           41,060           9,918           5,925
   Accrued 12b-1 fee - K Shares                                         1,428            1,492           1,814             884
   Accrued shareholder service fee - K Shares                           3,313            3,493           4,029           2,002
   Accrued expenses                                                    39,008           49,482          14,775          10,122
                                                                ---------------------------------------------------------------
      Total Liabilities                                               201,146        1,763,799         224,250          25,167
                                                                ---------------------------------------------------------------

NET ASSETS:                                                     $ 113,550,574    $ 157,359,648   $  28,961,365   $  17,741,479
                                                                ===============================================================
Net Assets at February 28, 2005 consist of
   Paid-in capital                                              $ 101,271,725    $ 117,398,051   $  20,458,984   $  13,991,075
   Undistributed net investment income                                330,041          194,577          21,031          38,525
   Accumulated net realized gains (losses)                         (8,654,628)       1,366,441         521,851          68,901
   Unrealized appreciation (depreciation) of investments           20,598,620       38,081,831       7,935,608       3,625,389
   Unrealized appreciation (depreciation) of futures contract           4,816          318,748          23,891          17,589
                                                                ---------------------------------------------------------------
                                                                $ 113,550,574    $ 157,359,648   $  28,961,365   $  17,741,479
                                                                ===============================================================
NET ASSETS
   Direct Shares                                                $ 109,766,731    $ 153,384,789   $  24,071,903   $  15,327,406
                                                                ===============================================================
   K Shares                                                     $   3,783,843    $   3,974,859   $   4,889,462   $   2,414,073
                                                                ===============================================================
SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)        4,520,615        7,002,140       1,329,661         976,383
                                                                ===============================================================
   K Shares (no par value, unlimited shares authorized)               155,316          181,453         269,349         153,294
                                                                ===============================================================
NET ASSET VALUE PER SHARE
   Direct Shares                                                $       24.28    $       21.91   $       18.10   $       15.70
                                                                ===============================================================
   K Shares                                                     $       24.36    $       21.91   $       18.15   $       15.75
                                                                ===============================================================

                                                                  European
                                                                  Growth &         Nasdaq-100
                                                                 Income Fund       Index Fund
                                                                -------------------------------
ASSETS
   Investments at market value (identified cost
   $92,721,075, $118,857,769, $21,022,990, $13,996,677,
   $5,865,739 and $20,690,951 respectively)(Note 1)             $   6,733,663    $  18,035,532
   Cash                                                                66,093           41,826
   Interest receivable                                                     --               --
   Dividend receivable                                                 26,539           14,111
   Receivable for securities sold                                       2,988               --
   Receivable for fund shares sold                                     20,468           14,833
   Variation margin receivable                                             --               --
   Miscellaneous receivable                                             1,331            6,240
                                                                -------------------------------
      Total Assets                                                  6,851,082       18,112,542
                                                                -------------------------------
LIABILITIES
   Payable for securities purchased                                        --               --
   Payable for fund shares repurchased                                    909           10,993
   Payable to Investment Advisor                                        1,595            3,660
   Variation Margin Payable                                                --            9,000
   Accrued 12b-1 fee - K Shares                                           858            1,027
   Accrued shareholder service fee - K Shares                           1,903            2,384
   Accrued expenses                                                     5,938           12,896
                                                                -------------------------------
      Total Liabilities                                                11,203           39,960
                                                                -------------------------------

NET ASSETS:                                                     $   6,839,879    $  18,072,582
                                                                ===============================
Net Assets at February 28, 2005 consist of
   Paid-in capital                                              $   6,216,467    $  30,910,360
   Undistributed net investment income                                 23,478           71,312
   Accumulated net realized gains (losses)                           (267,990)     (10,219,962)
   Unrealized appreciation (depreciation) of investments              867,924       (2,655,419)
   Unrealized appreciation (depreciation) of futures contract              --          (33,709)
                                                                -------------------------------
                                                                $   6,839,879    $  18,072,582
                                                                ===============================
NET ASSETS
   Direct Shares                                                $   4,507,635    $  15,397,341
                                                                ===============================
   K Shares                                                     $   2,332,244    $   2,675,241
                                                                ===============================
SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)          530,983        4,039,285
                                                                ===============================
   K Shares (no par value, unlimited shares authorized)               273,596          703,799
                                                                ===============================
NET ASSET VALUE PER SHARE
   Direct Shares                                                $        8.49    $        3.81
                                                                ===============================
   K Shares                                                     $        8.52    $        3.80
                                                                ===============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        California
                                                                     California Tax-      Insured        California Tax-
                                                                       Free Money       Intermediate       Free Income
                                                                       Market Fund          Fund               Fund
                                                                     ----------------------------------------------------
INVESTMENT INCOME
  Interest income                                                      $   666,007       $   479,714       $ 3,407,367
                                                                     ----------------------------------------------------
     Total                                                                 666,007           479,714         3,407,367

EXPENSES
  Management fees (Note 2)                                                 204,219            64,062           360,596
  Transfer agent fees                                                       14,562             8,201            27,769
  Accounting services                                                       22,710             9,036            33,157
  Custodian fees                                                             4,382             1,420             6,336
  Legal and audit fees                                                      13,441             4,439            22,745
  Trustees fees                                                              2,909             2,958             2,921
  Insurance                                                                  1,562               506             3,082
  Printing                                                                   1,115               421             2,629
  Registration and dues                                                        940               429             1,309
  12b-1 Fees K-Shares                                                           --                --                --
  Shareholder Service Fee - K Shares                                            --                --                --
                                                                     ----------------------------------------------------
     Total Expenses                                                        265,840            91,472           460,544
       Less reimbursement from manager (Note 2)                            (86,124)          (15,878)               --
                                                                     ----------------------------------------------------
     Net Expenses                                                          179,716            75,594           460,544
                                                                     ----------------------------------------------------
       Net Investment Income (loss)                                        486,291           404,120         2,946,823
                                                                     ----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) from security transactions                           --           144,059           952,367
  Change in unrealized appreciation (depreciation) of
  investments                                                                   --          (367,056)       (2,177,931)
                                                                     ----------------------------------------------------
  Net realized and unrealized gain (loss) on investments                        --          (222,997)       (1,225,564)
                                                                     ----------------------------------------------------
  Net increase (decrease) in net assets resulting from operations      $   486,291       $   181,123       $ 1,721,259
                                                                     ====================================================

                                                                                                            Short-Term
                                                                          U.S.            The United           U.S.
                                                                       Government       States Treasury     Government
                                                                     Securities Fund         Trust          Bond Fund
                                                                     --------------------------------------------------
INVESTMENT INCOME
  Interest income                                                      $   607,025       $   374,116       $   184,082
                                                                     --------------------------------------------------
     Total                                                                 607,025           374,116           184,082

EXPENSES
  Management fees (Note 2)                                                  73,555           102,443            40,774
  Transfer agent fees                                                       12,517            12,893             8,617
  Accounting services                                                       11,002            14,055             7,854
  Custodian fees                                                             2,008             2,483               991
  Legal and audit fees                                                       5,128             7,072             2,985
  Trustees fees                                                                995             1,012             1,019
  Insurance                                                                    562               783               317
  Printing                                                                   1,202             1,091               493
  Registration and dues                                                      2,548             2,815             2,260
  12b-1 Fees K-Shares                                                        3,357             1,593             1,640
  Shareholder Service Fee - K Shares                                         3,357             1,593             1,640
                                                                     --------------------------------------------------
     Total Expenses                                                        116,231           147,833            68,590
       Less reimbursement from manager (Note 2)                            (13,895)          (64,717)          (24,535)
                                                                     --------------------------------------------------
     Net Expenses                                                          102,336            83,116            44,055
                                                                     --------------------------------------------------
       Net Investment Income (loss)                                        504,689           291,000           140,027
                                                                     --------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) from security transactions                      (67,881)             (292)          (28,221)
  Change in unrealized appreciation (depreciation) of
  investments                                                             (153,291)               --          (176,000)
                                                                     --------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  (221,172)             (292)         (204,221)
                                                                     --------------------------------------------------
  Net increase (decrease) in net assets resulting from operations      $   283,517       $   290,708       $   (64,194)
                                                                     ==================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                              S&P 500       S&P MidCap     S&P SmallCap
                                                                            Index Fund      Index Fund      Index Fund
                                                                           ---------------------------------------------
Investment Income
   Interest income                                                         $     48,003    $    125,246    $     22,964
   Dividend income                                                            1,336,910         782,892         146,098
                                                                           ---------------------------------------------
      Total                                                                   1,384,913         908,138         169,062
                                                                           ---------------------------------------------
Expenses
   Management fees (Note 2)                                                     138,240         285,970          66,290
   Transfer agent fees                                                           37,030          37,666          14,872
   Accounting services                                                           31,132          37,948          10,091
   Custodian fees                                                                 6,116           8,315           4,356
   Legal and audit fees                                                          18,358          23,444           4,649
   Trustees fees                                                                    995           1,055           1,034
   Insurance                                                                      2,000           2,419             448
   Printing                                                                       4,972           4,699           1,665
   Registration & dues                                                            4,444           4,888           2,330
   12b-1 Fees - K Shares                                                          3,922           4,153           4,667
   Shareholder Service Fee - K Shares                                             3,922           4,153           4,667
   Licensing fee                                                                  5,651           6,384           1,141
                                                                           ---------------------------------------------
     Total Expenses                                                             256,782         421,094         116,210
       Less reimbursement from manager (Note 2)                                 (99,662)        (62,473)        (20,700)
                                                                           ---------------------------------------------
     Net Expenses                                                               157,120         358,621          95,510
                                                                           ---------------------------------------------
       Net Investment Income (loss)                                           1,227,793         549,517          73,552
                                                                           ---------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                        1,318,663       2,536,279         375,876
   Net realized gain from futures contracts                                      91,481       1,014,046         215,054
   Change in unrealized appreciation (depreciation) of
    investments                                                               7,880,370      13,708,431       3,944,651
   Change in unrealized appreciation (depreciation) of futures contracts           (829)        375,691          15,710
                                                                           ---------------------------------------------
   Net realized and unrealized gain (loss) on investments                     9,289,685      17,634,447       4,551,291
                                                                           ---------------------------------------------
   Net increase (decrease) in net assets resulting from operations         $ 10,517,478    $ 18,183,964    $  4,624,843
                                                                           =============================================

                                                                                            European
                                                                           Equity Income     Growth &       Nasdaq-100
                                                                               Fund        Income Fund      Index Fund
                                                                           ---------------------------------------------
Investment Income
   Interest income                                                         $     26,679    $      2,363    $     10,269
   Dividend income                                                              179,271          55,490         192,808
                                                                           ---------------------------------------------
      Total                                                                     205,950          57,853         203,077
                                                                           ---------------------------------------------
Expenses
   Management fees (Note 2)                                                      40,304          24,960          43,746
   Transfer agent fees                                                           11,888           8,793          14,923
   Accounting services                                                            8,809           5,224           7,923
   Custodian fees                                                                 1,042             856           2,189
   Legal and audit fees                                                           2,938           1,327           3,188
   Trustees fees                                                                    585           1,059           1,014
   Insurance                                                                        199              97             308
   Printing                                                                         975             631           1,804
   Registration & dues                                                            1,375           1,165           3,233
   12b-1 Fees - K Shares                                                          2,323           2,185           2,762
   Shareholder Service Fee - K Shares                                             2,323           2,185           2,762
   Licensing fee                                                                     --              --           2,604
                                                                           ---------------------------------------------
     Total Expenses                                                              72,761          48,482          86,456
       Less reimbursement from manager (Note 2)                                  (3,628)        (16,216)        (24,063)
                                                                           ---------------------------------------------
     Net Expenses                                                                69,133          32,266          62,393
                                                                           ---------------------------------------------
       Net Investment Income (loss)                                             136,817          25,587         140,684
                                                                           ---------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                               21          (7,260)       (735,600)
   Net realized gain from futures contracts                                     523,250              --          41,470
   Change in unrealized appreciation (depreciation) of
    investments                                                               1,273,366       1,044,380       2,260,528
   Change in unrealized appreciation (depreciation) of futures contracts        (29,071)             --         (33,709)
                                                                           ---------------------------------------------
   Net realized and unrealized gain (loss) on investments                     1,767,566       1,037,120       1,532,689
                                                                           ---------------------------------------------
   Net increase (decrease) in net assets resulting from operations         $  1,904,383    $  1,062,707    $  1,673,373
                                                                           =============================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  California Tax-Free Money            California Insured
                                                          Market Fund                  Intermediate Fund
                                                ------------------------------   ------------------------------
                                                  Six Months                       Six Months
                                                Ended February    Year Ended     Ended February     Year Ended
                                                   28, 2005       August 31,        28, 2005        August 31,
                                                 (Unaudited)         2004          (Unaudited)         2004
                                                -----------------------------------------------------------------
Operations
   Net investment income                        $     486,291    $     461,912    $     404,120    $     831,112
   Net realized gain (loss) on investments                 --               --          144,059           54,419
   Change in unrealized
      appreciation of investments                          --               --         (367,056)         388,836
                                                -----------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                 486,291          461,912          181,123        1,274,367

Distributions to Shareholders
   Distributions from net investment income          (486,524)        (461,912)        (399,340)        (835,074)

   Distributions from realized capital
      gains on investments                                 --               --          (54,421)         (78,682)

Capital Share Transactions
   Increase (decrease) in net assets resulting
      from capital share transactions             (13,177,981)       4,376,024         (938,032)      (1,913,347)
                                                -----------------------------------------------------------------
   Total increase (decrease)                      (13,178,214)       4,376,024       (1,210,670)      (1,552,736)

Net Assets
   Beginning of period                             93,179,830       88,803,806       26,353,008       27,905,744
                                                -----------------------------------------------------------------
   End of period *                              $  80,001,616    $  93,179,830    $  25,142,338    $  26,353,008
                                                =================================================================
   *Including undistributed net
   investment income of:                        $        (233)   $          --    $       8,175    $       3,395
                                                =================================================================

                                                       California Tax-Free
                                                            Income Fund
                                                -------------------------------
                                                 Six Months
                                                Ended February     Year Ended
                                                   28, 2005        August 31,
                                                  (Unaudited)         2004
                                                -------------------------------
Operations
   Net investment income                         $   2,946,823    $   6,558,702
   Net realized gain (loss) on investments             952,367        2,804,832
   Change in unrealized
      appreciation of investments                   (2,177,931)         184,057
                                                -------------------------------
   Net increase in net assets resulting
      from operations                                1,721,259        9,547,591

Distributions to Shareholders
   Distributions from net investment income         (2,908,509)      (6,615,271)

   Distributions from realized capital
      gains on investments                          (2,641,617)      (1,385,238)

Capital Share Transactions
   Increase (decrease) in net assetsresulting
      from capital share transactions               (8,437,626)     (15,708,184)
                                                -------------------------------
   Total increase (decrease)                       (12,266,493)     (14,161,102)

Net Assets
   Beginning of period                             158,327,311      172,488,413
                                                -------------------------------
   End of period *                               $ 146,060,818    $ 158,327,311
                                                ===============================
   *Including undistributed net
   investment income of:                         $     367,349    $     329,035
                                                ===============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                           U.S. Government             The United States
                                                           Securities Fund               Treasury Trust
                                                   ----------------------------    ---------------------------
                                                    Six Months                      Six Months
                                                   Ended February   Year Ended     Ended February   Year Ended
                                                     28, 2005       August 31,       28, 2005       August 31,
                                                    (Unaudited)        2004         (Unaudited)        2004
                                                   -------------------------------------------------------------
Operations
   Net investment income                           $    504,689    $    921,273    $    291,000    $    255,414
   Net realized gain (loss) on investments              (67,881)        263,551            (292)          2,510
   Change in unrealized
      appreciation (depreciation) of investments       (153,291)         10,691              --              --
                                                   -------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                   283,517       1,195,515         290,708         257,924

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (459,453)       (898,759)       (284,897)       (254,691)
      K Shares                                          (39,462)        (19,496)         (6,363)           (723)

   Distributions from realized capital
      gains on investments
      Direct Shares                                    (223,713)       (224,970)         (2,308)         (5,459)
      K Shares                                          (22,198)           (190)            (96)            (28)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions         985,125      (2,494,552)      2,662,666        (544,900)
                                                   -------------------------------------------------------------
   Total increase (decrease)                            523,816      (2,442,452)      2,659,710        (547,877)

Net Assets
   Beginning of period                               29,142,969      31,585,421      40,086,633      40,634,510
                                                   -------------------------------------------------------------
   End of period *                                 $ 29,666,785    $ 29,142,969    $ 42,746,343    $ 40,086,633
                                                   =============================================================
   *Including undistributed net
   investment income (loss) of:                    $      8,792    $      3,018    $       (260)   $         --
                                                   =============================================================

                                                         Short-Term U.S.
                                                       Government Bond Fund
                                                   ----------------------------
                                                    Six Months
                                                   Ended February   Year Ended
                                                     28, 2005       August 31,
                                                    (Unaudited)        2004
                                                   ----------------------------
Operations
   Net investment income                           $    140,027    $    206,621
   Net realized gain (loss) on investments              (28,221)          8,934
   Change in unrealized
      appreciation (depreciation) of investments       (176,000)        (19,364)
                                                   ----------------------------
   Net increase in net assets resulting
      from operations                                   (64,194)        196,191

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (129,438)       (203,269)
      K Shares                                           (8,131)         (4,384)

   Distributions from realized capital
      gains on investments
      Direct Shares                                      (7,254)        (14,053)
      K Shares                                             (669)             (4)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions       1,131,965      (5,141,433)
                                                   ----------------------------
   Total increase (decrease)                            922,279      (5,166,952)

Net Assets
   Beginning of period                               16,333,429      21,500,381
                                                   ----------------------------
   End of period *                                 $ 17,255,708    $ 16,333,429
                                                   ============================
   *Including undistributed net
   investment income (loss) of:                    $      3,752    $      1,294
                                                   ============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                S&P 500                       S&P MidCap
                                                               Index Fund                     Index Fund
                                                   -------------------------------   ------------------------------
                                                    Six Months                         Six Months
                                                   Ended February     Year Ended     Ended February     Year Ended
                                                     28, 2005         August 31,       28, 2005         August 31,
                                                    (Unaudited)          2004         (Unaudited)         2004
                                                   -----------------------------------------------------------------
Operations
   Net investment income                           $   1,227,793    $   1,550,898    $     549,517    $     829,851
   Net realized gain (loss) on investments             1,318,663         (187,936)       2,536,279          759,259
   Net realized gain (loss) on futures contracts          91,481          454,361        1,014,046          903,501
   Change in unrealized
      appreciation (depreciation) of investments       7,880,370        9,198,454       13,708,431       10,585,959
   Change in unrealized appreciation
      (depreciation) of futures contracts                   (829)         (60,572)         375,691         (206,760)
                                                   -----------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations                10,517,478       10,955,205       18,183,964       12,871,810

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                   (1,162,790)      (1,490,099)        (511,309)        (786,784)
      K Class                                            (23,252)          (4,752)          (3,896)          (1,247)
   Distributions from realized capital
      gains on investments
      Direct Shares                                           --               --               --               --
      K Class                                                 --               --               --               --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions       (4,347,302)         842,061       10,554,202       13,281,899
                                                   -----------------------------------------------------------------
   Total increase (decrease)                           4,984,134       10,302,415       28,222,961       25,365,678

Net Assets
   Beginning of year                                 108,566,440       98,264,025      129,136,687      103,771,009
                                                   -----------------------------------------------------------------
   End of year*                                    $ 113,550,574    $ 108,566,440    $ 157,359,648    $ 129,136,687
                                                   =================================================================
   *Including undistributed net
   investment income of:                           $     330,041    $     288,290    $     194,577    $     160,265
                                                   =================================================================

                                                           S&P SmallCap
                                                            Index Fund
                                                   ------------------------------
                                                     Six Months
                                                   Ended February     Year Ended
                                                     28, 2005         August 31,
                                                    (Unaudited)         2004
                                                   ------------------------------
Operations
   Net investment income                           $      73,552    $      53,380
   Net realized gain (loss) on investments               375,876        1,262,635
   Net realized gain (loss) on futures contracts         215,054           44,823
   Change in unrealized
      appreciation (depreciation) of investments       3,944,651        1,277,943
   Change in unrealized appreciation
      (depreciation) of futures contracts                 15,710          (20,844)
                                                   ------------------------------
   Net increase (decrease) in net
      assets resulting from operations                 4,624,843        2,617,937

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                      (60,222)         (52,258)
      K Class                                                 --               --
   Distributions from realized capital
      gains on investments
      Direct Shares                                     (986,194)        (182,877)
      K Class                                           (155,275)            (312)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions        2,095,526        2,534,475
                                                   ------------------------------
   Total increase (decrease)                           5,518,678        4,916,965

Net Assets
   Beginning of year                                  23,442,687       18,525,722
                                                   ------------------------------
   End of year*                                    $  28,961,365    $  23,442,687
                                                   ==============================
   *Including undistributed net
   investment income of:                           $      21,031    $       7,701
                                                   ==============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                      European Growth &
                                                        Equity Income Fund               Income Fund
                                                  ---------------------------     ----------------------------
                                                    Six Months                      Six Months
                                                  Ended February  Year Ended      Ended February   Year Ended
                                                    28, 2005       August 31,        28, 2005      August 31,
                                                   (Unaudited)        2004          (Unaudited)       2004
                                                  --------------------------------------------------------------
Operations
   Net investment income (loss)                   $    136,817    $    144,827    $     25,587    $     84,165
   Net realized gain (loss) on investments                  21         371,115          (7,260)        (32,592)
   Net realized gain on futures contracts              523,250         194,491              --         (28,906)
   Change in unrealized appreciation
      (depreciation) of investments                  1,273,366         914,863       1,044,380         540,073
   Change in unrealized appreciation
      (depreciation) of future contracts               (29,071)          3,000              --              --
                                                  --------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                1,904,383       1,628,296       1,062,707         562,740

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                   (124,490)       (133,721)        (17,947)        (72,550)
      K Shares                                         (10,540)           (956)         (2,653)         (6,306)

Capital Share Transactions
   Increase in net assets
      resulting from capital share transactions      1,365,357       3,295,317         698,318       1,251,172
                                                  --------------------------------------------------------------
   Total increase                                    3,134,710       4,788,936       1,740,425       1,735,056

Net Assets
   Beginning of period                              14,606,769       9,817,833       5,099,454       3,364,398
                                                  --------------------------------------------------------------
   End of period *                                $ 17,741,479    $ 14,606,769    $  6,839,879    $  5,099,454
                                                  ==============================================================
   *Including undistributed net
   investment income of:                          $     38,525    $     36,738    $     23,478    $     18,491
                                                  ==============================================================


                                                      Nasdaq-100 Index Fund
                                                  -----------------------------
                                                    Six Months
                                                  Ended February   Year Ended
                                                     28, 2005      August 31,
                                                    (Unaudited)       2004
                                                  -----------------------------
Operations
   Net investment income (loss)                   $    140,684    $    (68,157)
   Net realized gain (loss) on investments            (735,600)     (1,764,906)
   Net realized gain on futures contracts               41,470         230,041
   Change in unrealized appreciation
      (depreciation) of investments                  2,260,528       1,764,736
   Change in unrealized appreciation
      (depreciation) of future contracts               (33,709)             --
                                                  -----------------------------
   Net increase in net assets resulting
      from operations                                1,673,373         161,714

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (61,994)             --
      K Shares                                          (7,378)             --

Capital Share Transactions
   Increase in net assets
      resulting from capital share transactions        469,349         909,458
                                                  -----------------------------
   Total increase                                    2,073,350       1,071,172

Net Assets
   Beginning of period                              15,999,232      14,928,060
                                                  -----------------------------
   End of period *                                $ 18,072,582    $ 15,999,232
                                                  =============================
   *Including undistributed net
   investment income of:                          $     71,312    $         --
                                                  =============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          California Tax-Free Income Fund
                                        --------------------------------------------------------------------
                                               Six Months Ended                        Year Ended
                                         February 28, 2005 (Unaudited)               August 31, 2004
                                        ------------------------------        ------------------------------
                                           Shares            Value              Shares             Value
                                        ------------------------------        ------------------------------
Shares sold ..........................     500,209       $  4,121,718          2,319,440       $ 29,827,911
Shares issued in reinvestment of
   distributions .....................     308,689          2,947,016            476,675          6,120,489
                                        ------------------------------        ------------------------------
                                           808,898          7,068,734          2,796,115         35,948,400
Shares repurchased ...................  (1,441,994)       (15,506,360)        (4,027,520)       (51,656,584)
                                        ------------------------------        ------------------------------
   Net increase (decrease) ...........    (633,096)      $ (8,437,626)        (1,231,405)      $(15,708,184)
                                        ==============================        ==============================

                                                           California Insured Intermediate Fund
                                            -------------------------------------------------------------------
                                                  Six Months Ended                           Year Ended
                                            February 28, 2005 (Unaudited)                 August 31, 2004
                                            -----------------------------          ----------------------------
                                              Shares           Value                Shares            Value
                                            -----------------------------          ----------------------------
Shares sold ..........................         96,408       $    548,922            257,322       $  2,849,192
Shares issued in reinvestment of
   distributions .....................         26,436            205,417             61,776            678,067
                                            -----------------------------          ----------------------------
                                              122,844            754,339            319,098          3,527,259
Shares repurchased ...................       (203,099)        (1,692,371)          (502,444)        (5,440,606)
                                            -----------------------------          ----------------------------
   Net increase (decrease) ...........        (80,255)      $   (938,032)          (183,346)      $ (1,913,347)
                                            =============================          ============================


                                             California Tax-Free
                                                 Money Market
                                             -------------------
                                     Six Months Ended
                                     February 28, 2005     Year Ended
                                        (Unaudited)     August 31, 2004
                                       ------------      -------------
                                       Shares/Value       Shares/Value
                                       ------------      -------------
Shares sold .........................   30,600,806         76,522,931
Shares issued in reinvestment of
   distributions ....................      382,297            396,128
                                       ------------      -------------
                                        30,983,103         76,919,059
Shares repurchased ..................  (44,161,084)       (72,543,035)
                                       ------------      -------------
   Net increase (decrease) ..........  (13,177,981)         4,376,024
                                       ============      =============

                                                        The United States Treasury Trust

                                                Direct Shares                            K Shares
                                                -------------                            --------
                                      Six Months Ended                     Six Months Ended
                                      February 28, 2005     Year Ended     February 28, 2005  October 16, 2003*
                                        (Unaudited)       August 31, 2004     (Unaudited)     to August 31, 2004
                                        ------------      -------------     --------------    ------------------
                                        Shares/Value       Shares/Value      Shares/Value       Shares/Value
                                        ------------      -------------     --------------      -------------
Shares sold ..........................   26,640,577         61,066,006          1,483,992          1,547,451
Shares issued in reinvestment of
   distributions .....................      222,394            249,705              4,624                740
                                        ------------      -------------     --------------      -------------
                                         26,862,971         61,315,711          1,488,616          1,548,191
Shares repurchased ...................  (25,016,301)       (62,804,178)          (672,620)          (604,624)
                                        ------------      -------------     --------------      -------------
   Net increase (decrease) ...........    1,846,670         (1,488,467)           815,996            943,567
                                        ============      =============     ==============      =============

Short-Term U.S. Government Bond Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ..........................     432,016       $  4,342,345            481,018       $  4,867,152
                                         ----------------------------         -----------------------------
Shares issued in reinvestment of
  distributions ......................      10,442            104,527             20,567            207,999
                                         ----------------------------         -----------------------------
                                           442,458          4,446,872            501,585          5,075,151
Shares repurchased ...................    (351,556)        (3,535,743)        (1,131,001)       (11,455,015)
                                         ----------------------------         -----------------------------
   Net increase (decrease) ...........      90,902       $    911,129           (629,416)      $ (6,379,864)
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------          --------------------------
                                             Shares           Value                Shares          Value
                                            --------------------------            --------------------------
Shares sold ..........................       30,793       $    303,175            134,312       $  1,359,505
                                            --------------------------            --------------------------
Shares issued in reinvestment of
  distributions ......................          698              6,993                434              4,388
                                            --------------------------            --------------------------
                                             31,491            310,168            134,746          1,363,893
Shares repurchased ...................       (9,123)           (89,332)           (12,374)          (125,462)
                                            --------------------------            --------------------------
   Net increase (decrease) ...........       22,368       $    220,836            122,372       $  1,238,431
                                            ==========================            ==========================

 * Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

U.S. Government Securities Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           250,592       $  2,382,232            519,310       $  5,527,064
Shares issued in reinvestment of
   distributions ...............            30,258            461,409             92,069            971,074
                                         ----------------------------         -----------------------------
                                           280,850          2,843,641            611,379          6,498,138
Shares repurchased .............          (345,059)        (3,627,489)        (1,012,163)       (10,666,564)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....           (64,209)      $   (783,848)          (400,784)      $ (4,168,426)
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................           178,738       $  1,988,699            168,080       $  1,774,698
Shares issued in reinvestment of
   distributions ...............             5,109             53,899              1,864             19,687
                                           ---------------------------           ---------------------------
                                           183,847          2,042,598            169,944          1,794,385
Shares repurchased .............           (27,153)          (273,625)           (11,353)          (120,511)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....           156,694       $  1,768,973            158,591       $  1,673,874
                                           ===========================           ===========================

S&P 500 Index Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           152,720       $  2,389,204            605,048       $ 13,414,804
Shares issued in reinvestment of
   distributions ...............            39,098            836,509             53,064          1,168,686
                                         ----------------------------         -----------------------------
                                           191,818          3,225,713            658,112         14,583,490
Shares repurchased .............          (434,723)        (8,778,178)          (721,895)       (16,024,303)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....          (242,905)      $ (5,552,465)           (63,783)      $ (1,440,813)
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................            65,446       $  1,464,099            111,723       $  2,520,819
Shares issued in reinvestment of
   distributions ...............               961             22,956                203              4,657
                                           ---------------------------           ---------------------------
                                            66,407          1,487,055            111,926          2,525,476
Shares repurchased .............           (12,169)          (281,892)           (10,848)          (242,602)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....            54,238       $  1,205,163            101,078       $  2,282,874
                                           ===========================           ===========================

S&P MidCap Index Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           811,195       $ 15,486,397          1,579,147       $ 29,686,218
Shares issued in reinvestment of
   distributions ...............            20,927            401,892             35,605            672,431
                                         ----------------------------         -----------------------------
                                           832,122         15,888,289          1,614,752         30,358,649
Shares repurchased .............          (496,674)        (6,372,235)        (1,048,847)       (19,578,331)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....           335,448       $  9,516,054            565,905       $ 10,780,318
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................            68,409       $  1,369,173            136,362       $  2,636,585
Shares issued in reinvestment of
   distributions ...............               177              3,663                 59              1,172
                                           ---------------------------           ---------------------------
                                            68,586          1,372,836            136,421          2,637,757
Shares repurchased .............           (16,537)          (328,854)            (7,017)          (136,176)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....            52,049       $  1,043,982            129,404       $  2,501,581
                                           ===========================           ===========================

 * Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

S&P SmallCap Index Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           132,903       $  1,811,865            355,453       $  5,543,894
Shares issued in reinvestment of
   distributions ...............            58,120          1,010,109             15,052            231,361
                                         ----------------------------         -----------------------------
                                           191,023          2,821,974            370,505          5,775,255
Shares repurchased .............          (169,740)        (2,379,674)          (379,065)        (5,979,330)
                                         ----------------------------         -----------------------------
      Net increase (decrease) ..            21,283       $    442,300             (8,560)      $   (204,075)
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................           111,378       $  1,870,067            176,552       $  2,833,369
Shares issued in reinvestment of
   distributions ...............             8,807            155,275                 20                312
                                           ---------------------------           ---------------------------
                                           120,185          2,025,342            176,572          2,833,681
Shares repurchased .............           (21,520)          (372,116)            (5,888)           (95,131)
                                           ---------------------------           ---------------------------
      Net increase (decrease) ..            98,665       $  1,653,226            170,684       $  2,738,550
                                           ===========================           ===========================

Equity Income Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           120,385       $  1,772,907            285,655       $  3,895,111
Shares issued in reinvestment of
   distributions ...............             7,699            112,868              9,514            128,543
                                         ----------------------------         -----------------------------
                                           128,084          1,885,775            295,169          4,023,654
Shares repurchased .............           (85,388)        (1,234,307)          (158,103)        (2,170,526)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....            42,696       $    651,468            137,066       $  1,853,128
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................            60,723       $    878,384            110,644       $  1,531,478
Shares issued in reinvestment of
   distributions ...............               693             10,540                 67                956
                                           ---------------------------           ---------------------------
                                            61,416            888,924            110,711          1,532,434
Shares repurchased .............           (12,346)          (175,035)            (6,487)           (90,245)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....            49,070       $    713,889            104,224       $  1,442,189
                                           ===========================           ===========================

European Growth & Income Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................            87,590       $    608,420            468,370       $  3,190,388
Shares issued in reinvestment of
   distributions ...............             2,360             17,527             10,048             71,466
                                         ----------------------------         -----------------------------
                                            89,950            625,947            478,418          3,261,854
Shares repurchased .............          (111,701)          (747,723)          (470,211)        (3,215,473)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....           (21,751)      $   (121,776)             8,207       $     46,381
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................           141,683       $  1,037,072            175,871       $  1,282,465
Shares issued in reinvestment of
   distributions ...............               365              2,681                860              6,308
                                           ---------------------------           ---------------------------
                                           142,048          1,039,753            176,731          1,288,773
Shares repurchased .............           (33,910)          (219,659)           (11,271)           (83,982)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....           108,138       $    820,094            165,460       $  1,204,791
                                           ===========================           ===========================


 * Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

Nasdaq-100 Index Fund

                                                                     Direct Shares
                                                                     -------------
                                             Six Months Ended                          Year Ended
                                         February 28, 2005 (Unaudited)              August 31, 2004
                                         -----------------------------        -----------------------------
                                           Shares           Value                Shares           Value
                                         ----------------------------         -----------------------------
Shares sold ....................           364,420       $    925,831          1,956,544       $  7,041,214
Shares issued in reinvestment of
   distributions ...............            15,068             68,857                 --                 --
                                         ----------------------------         -----------------------------
                                           379,488            994,688          1,956,544          7,041,214
Shares repurchased .............          (490,369)        (1,353,477)        (2,189,504)        (7,878,485)
                                         ----------------------------         -----------------------------
   Net increase (decrease) .....          (110,881)      $   (358,789)          (232,960)      $   (837,271)
                                         ============================         =============================

                                                                       K Shares
                                                                       --------
                                                  Six Months Ended                   October 16, 2003*
                                           February 28, 2005 (Unaudited)             to August 31, 2004
                                           -----------------------------         ---------------------------
                                             Shares           Value                Shares          Value
                                           ---------------------------           ---------------------------
Shares sold ....................           307,216       $  1,133,884            514,305       $  1,877,933
Shares issued in reinvestment of
   distributions ...............             1,817              7,378                 --                 --
                                           ---------------------------           ---------------------------
                                           309,033          1,141,262            514,305          1,877,933
Shares repurchased .............           (84,060)          (313,124)           (35,479)          (131,204)
                                           ---------------------------           ---------------------------
   Net increase (decrease) .....           224,973       $    828,138            478,826       $  1,746,729
                                           ===========================           ===========================

 * Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


California Tax-Free Money Market Fund
                                                 Six Months
                                                    Ended
                                                 February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.000      $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.006          0.005         0.007         0.011         0.026         0.029
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.006)        (0.005)       (0.007)       (0.011)       (0.026)       (0.029)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   1.000      $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                  =================================================================================

Total Return                                           0.59%          0.54%         0.70%         1.15%         2.66%         2.92%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  80,002      $  93,180     $  88,804     $  93,371     $  99,520     $ 102,848
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.65%*         0.65%         0.65%         0.65%         0.63%         0.66%
    After expense reimbursements                       0.44%*         0.44%         0.43%         0.40%         0.40%         0.40%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      0.98%*         0.33%         0.48%         0.90%         2.36%         2.63%
    After expense reimbursements                       1.19%*         0.54%         0.70%         1.15%         2.59%         2.89%

California Insured Intermediate Fund
                                                 Six Months
                                                    Ended
                                                 February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.98      $   10.80     $   11.22     $   11.09     $   10.72     $   10.54
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.17           0.33          0.33          0.39          0.43          0.44
   Net gain (loss) on securities (both
    realized and unrealized)                          (0.12)          0.21         (0.21)         0.27          0.37          0.20
                                                  ---------------------------------------------------------------------------------
     Total from Investment Operations                  0.05           0.54          0.12          0.66          0.80          0.64
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.17)         (0.33)        (0.33)        (0.39)        (0.43)        (0.44)
   Distributions from capital gains                   (0.02)         (0.03)        (0.21)        (0.14)           --         (0.02)
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.19)         (0.36)        (0.54)        (0.53)        (0.43)        (0.46)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   10.84      $   10.98     $   10.80     $   11.22     $   11.09     $   10.72
                                                  =================================================================================

Total Return                                           0.48%          5.06%         1.03%         6.17%         7.66%         6.25%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  25,142      $  26,353     $  27,906     $  27,105     $  22,949     $  22,878
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.71%*         0.71%         0.71%         0.72%         0.71%         0.72%
    After expense reimbursements                       0.59%*         0.59%         0.58%         0.55%         0.55%         0.55%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      3.03%*         2.85%         2.83%         3.43%         3.82%         3.93%
    After expense reimbursements                       3.16%*         2.97%         2.96%         3.60%         3.98%         4.10%
   Portfolio Turnover                                    --          21.62%        22.45%        29.28%        24.35%        24.24%

 * Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

California Tax-Free Income Fund
                                                 Six Months
                                                    Ended
                                                 February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.78      $   12.66     $   13.24     $   13.17     $   12.75     $   12.40
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.25           0.50          0.50          0.52          0.55          0.55
   Net gain (loss) on securities (both
    realized and unrealized)                          (0.13)          0.22         (0.42)         0.18          0.44          0.41
                                                  ---------------------------------------------------------------------------------
    Total from Investment Operations                   0.12           0.72          0.08          0.70          0.99          0.96
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.25)         (0.50)        (0.50)        (0.52)        (0.56)        (0.55)
   Distributions from capital gains                   (0.23)         (0.10)        (0.16)        (0.11)        (0.01)        (0.06)
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.48)         (0.60)        (0.66)        (0.63)        (0.57)        (0.61)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   12.42      $   12.78     $   12.66     $   13.24     $   13.17     $   12.75
                                                  =================================================================================

Total Return                                           0.90%          5.82%         0.61%         5.55%         7.98%         8.07%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $ 146,061      $ 158,327     $ 172,488     $ 206,909     $ 201,286     $ 196,786

   Ratio of expenses to average net assets:            0.62%*         0.62%         0.61%         0.61%         0.63%         0.64%
   Ratio of net investment income to
    average net assets                                 3.95%*         3.86%         3.82%         4.11%         4.30%         4.54%
   Portfolio Turnover                                  5.17%         11.64%         1.44%        22.94%        28.96%        18.05%

 * Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

U.S. Government Securities Fund
                                                  Six Months
                                                    Ended
                                                 February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
Direct Shares                                        2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  --------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.60      $   10.56     $   10.73     $   10.77     $   10.33     $   10.24
                                                  --------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.18           0.35          0.35          0.50          0.58          0.58
   Net gain (loss) on securities (both
    realized and unrealized)                          (0.07)          0.09         (0.08)         0.19          0.42          0.14
                                                  --------------------------------------------------------------------------------
     Total from Investment Operations                  0.11           0.44          0.27          0.69          1.00          0.72
                                                  --------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.18)         (0.32)        (0.44)        (0.59)        (0.56)        (0.58)
   Distributions from capital gains                   (0.09)         (0.08)           --         (0.14)           --         (0.05)
                                                  --------------------------------------------------------------------------------
    Total distributions                               (0.27)         (0.40)        (0.44)        (0.73)        (0.56)        (0.63)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period                    $   10.44      $   10.60     $   10.56     $   10.73     $   10.77     $   10.33
                                                  ================================================================================

Total Return                                           1.03%          4.23%         2.52%         6.65%         9.94%         7.35%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period (in 000's)           $  26,359      $  27,454     $  31,585     $  33,275     $  27,265     $  24,476
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.74%*         0.75%         0.71%         0.71%         0.71%         0.72%
    After expense reimbursements                       0.65%*         0.65%         0.65%         0.65%         0.65%         0.65%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      3.38%*         2.92%         3.22%         4.59%         5.32%         5.82%
    After expense reimbursements                       3.48%*         3.02%         3.28%         4.65%         5.38%         5.89%
   Portfolio Turnover                                  6.83%        103.98%        39.29%       150.35%       209.58%       184.60%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   10.65      $   10.55
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.13           0.23
   Net gain (loss) on securities (both
    realized and unrealized)                          (0.05)          0.15
                                                  ----------------------------
     Total from Investment Operations                  0.08           0.38
                                                  ----------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.15)         (0.20)
   Distributions from capital gains                   (0.09)         (0.08)
                                                  ----------------------------
    Total distributions                               (0.24)         (0.28)
                                                  ----------------------------
Net asset value, end of period                    $   10.49      $   10.65
                                                  ============================

Total Return                                           0.72%          3.66%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   3,308      $   1,689
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.24%*         1.25%*
    After expense reimbursements                       1.15%*         1.15%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      2.88%*         2.42%*
    After expense reimbursements                       2.98%*         2.52%*
   Portfolio Turnover                                  6.83%        103.98%

*     Annualized.
**    Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

The United States Treasury Trust
                                                 Six Months
                                                    Ended
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.000      $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.007          0.006         0.008         0.017         0.047         0.050
  LESS DISTRIBUTIONS
   Dividends from net investment income              (0.007)        (0.006)       (0.008)       (0.017)       (0.047)       (0.050)
   Distributions from capital gains                   0.000(a)       0.000(a)      0.000(a)      0.000(a)         --            --
Net asset value, end of period
                                                  ---------------------------------------------------------------------------------
                                                  $   1.000      $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                  =================================================================================

Total Return                                           0.71%          0.63%         0.86%         1.70%         4.87%         5.12%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  40,987      $  39,143     $  40,635     $  51,013     $  59,760     $  56,464
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.70%*         0.71%         0.70%         0.67%         0.65%         0.66%
    After expense reimbursements                       0.39%*         0.36%         0.42%         0.42%         0.40%         0.40%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      1.12%*         0.28%         0.56%         1.45%         4.48%         4.76%
    After expense reimbursements                       1.43%*         0.63%         0.84%         1.70%         4.73%         5.02%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   1.000      $   1.000
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.004          0.001
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.004)        (0.001)
   Distributions from capital gains                   0.000(a)       0.000(a)
                                                  ----------------------------
Net asset value, end of period                    $   1.000      $   1.000
                                                  ============================

Total Return                                           0.46%          0.12%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   1,760      $     944
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.20%*         1.21%*
    After expense reimbursements                       0.89%*         0.86%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      0.62%*        (0.22)%*
    After expense reimbursements                       0.93%*         0.13%*

*     Annualized.
**    Commencement of operations.
(a)   Represents less than $0.001 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

Short-Term U.S. Government Bond Fund
                                                 Six Months
                                                    Ended                                                                January 18,
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    2000** to
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.09      $   10.11     $   10.17     $   10.24     $   10.05     $   10.00
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.08           0.11          0.18          0.30          0.53          0.36
   Net gain on securities (both
    realized and unrealized)                          (0.12)            --         (0.06)         0.09          0.21          0.05
                                                  ---------------------------------------------------------------------------------
     Total from Investment Operations                 (0.04)          0.11          0.12          0.39          0.74          0.41
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.09)         (0.12)        (0.18)        (0.30)        (0.55)        (0.36)
   Distributions from capital gains                   (0.00)(a)      (0.01)           --         (0.16)        (0.00)           --
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.09)         (0.13)        (0.18)        (0.46)        (0.55)        (0.36)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $    9.96      $   10.09     $   10.11     $   10.17     $   10.24     $   10.05
                                                  =================================================================================

Total Return                                         -0.39%           1.06%         1.17%         3.90%         7.58%         4.15%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  15,813      $  15,098     $  21,500     $  10,942     $  11,623     $   5,432
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.80%*         0.80%         0.80%         0.82%         0.86%         1.26%*
    After expense reimbursements                       0.50%*         0.50%         0.49%         0.43%         0.30%         0.09%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      1.45%*         0.85%         1.35%         2.57%         4.63%         5.02%*
    After expense reimbursements                       1.76%*         1.15%         1.66%         2.96%         5.19%         6.19%*
   Portfolio Turnover                                 59.19%         62.58%        74.45%       119.61%        64.56%           --

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   10.10      $   10.12
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.06           0.05
   Net gain on securities (both
    realized and unrealized)                          (0.13)         (0.01)
                                                  ----------------------------
     Total from Investment Operations                 (0.07)          0.04
                                                  ----------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.06)         (0.05)
   Distributions from capital gains                   (0.00)(a)      (0.01)
                                                  ----------------------------
    Total distributions                               (0.06)         (0.06)
                                                  ----------------------------
Net asset value, end of period                    $    9.97      $   10.10
                                                  ============================

Total Return                                         -0.65%           0.41%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   1,443      $   1,235
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.30%*         1.30%*
    After expense reimbursements                       1.00%*         1.00%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      0.95%*         0.35%*
    After expense reimbursements                       1.26%*         0.65%*
   Portfolio Turnover                                 59.19%         62.58%

*     Annualized.
**    Commencement of operations.
(a)   Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

S&P 500 Index Fund
                                                 Six Months
                                                    Ended
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   22.32      $   20.36     $   18.48     $   22.79     $   30.84     $   28.12
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.27           0.32          0.29          0.29          0.34          0.38
   Net gain (loss) on securities (both
    realized and unrealized)                           1.94           1.95          1.89         (4.31)        (7.64)         4.06
                                                  ---------------------------------------------------------------------------------
     Total from Investment Operations                  2.21           2.27          2.18         (4.02)        (7.30)         4.44
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.25)         (0.31)        (0.30)        (0.29)        (0.34)        (0.40)
   Distributions from capital gains                      --             --            --            --         (0.41)        (1.32)
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.25)         (0.31)        (0.30)        (0.29)        (0.75)        (1.72)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   24.28      $   22.32     $   20.36     $   18.48     $   22.79     $   30.84
                                                  =================================================================================

Total Return                                           9.94%         11.16%        12.03%       (17.83)%      (23.93)%       16.38%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $ 109,767      $ 106,305     $  98,264     $  93,961     $ 141,390     $ 165,891
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.45%*         0.43%         0.45%         0.41%         0.39%         0.40%
    After expense reimbursements                       0.27%*         0.27%         0.25%         0.20%         0.20%         0.20%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      2.05%*         1.27%         1.35%         1.30%         1.16%         1.11%
    After expense reimbursements                       2.23%*         1.43%         1.55%         1.51%         1.35%         1.31%
   Portfolio Turnover                                  1.18%          2.00%         3.63%        31.12%         6.26%         9.00%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   22.37      $   21.17
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.18           0.12
   Net gain on securities (both
    realized and unrealized)                           1.98           1.16
                                                  ----------------------------
     Total from Investment Operations                  2.16           1.28
                                                  ----------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.17)         (0.08)
   Distributions from capital gains                      --             --
                                                  ----------------------------
    Total distributions                               (0.17)         (0.08)
                                                  ----------------------------
Net asset value, end of period                    $   24.36      $   22.37
                                                  ============================
Total Return                                           9.68%          6.05%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   3,784      $   2,261
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.95%*         0.93%*
    After expense reimbursements                       0.77%*         0.77%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      1.55%*         0.77%*
    After expense reimbursements                       1.73%*         0.93%*
   Portfolio Turnover                                  1.18%          2.00%

*     Annualized.
**    Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

S&P MidCap Index Fund
                                                 Six Months
                                                    Ended
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   19.00      $   17.01     $   14.60     $   16.18     $   20.75     $   18.70
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.08           0.13          0.12          0.05          0.17          0.22
   Net gain on securities (both
    realized and unrealized)                           2.91           1.98          2.41         (1.54)        (1.66)         6.05
                                                  ---------------------------------------------------------------------------------
     Total from Investment Operations                  2.99           2.11          2.53         (1.49)        (1.49)         6.27
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.08)         (0.12)        (0.12)        (0.03)        (0.18)        (0.21)
   Distributions from capital gains                      --             --            --         (0.06)        (2.90)        (4.01)
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.08)         (0.12)        (0.12)        (0.09)        (3.08)        (4.22)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   21.91      $   19.00     $   17.01     $   14.60     $   16.18     $   20.75
                                                  =================================================================================

Total Return                                          15.73%         12.44%        17.46%        (8.77)%       (6.56)%       40.44%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $ 153,385      $ 126,678     $ 103,771     $  96,590     $  83,293     $  74,749
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.58%*         0.58%         0.58%         0.58%         0.56%         0.57%
    After expense reimbursements                       0.49%*         0.49%         0.46%         0.40%         0.40%         0.40%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      0.69%*         0.60%         0.66%         0.78%         0.84%         1.03%
    After expense reimbursements                       0.78%*         0.69%         0.78%         0.96%         1.00%         1.20%
   Portfolio Turnover                                  8.75%         12.75%         8.33%        21.73%        39.41%        46.23%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   19.00      $   17.78
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.03           0.05
   Net gain (loss) on securities (both
    realized and unrealized)                           2.90           1.19
                                                  ----------------------------
     Total from Investment Operations                  2.93           1.24
                                                  ----------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.02)         (0.02)
   Distributions from capital gains                      --             --
                                                  ----------------------------
    Total distributions                               (0.02)         (0.02)
                                                  ----------------------------
Net asset value, end of period                    $   21.91      $   19.00
                                                  ============================

Total Return                                          15.45%          6.96%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   3,975      $   2,459
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.08%*         1.08%*
    After expense reimbursements                       0.99%*         0.99%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      0.19%*         0.10%*
    After expense reimbursements                       0.28%*         0.19%*
   Portfolio Turnover                                  8.75%         12.75%

*     Annualized.
**    Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

S&P SmallCap Index Fund
                                                 Six Months
                                                    Ended
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $   15.85      $   14.07     $   11.60     $   12.89     $   14.09     $   11.46
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.05           0.04          0.03          0.03          0.11          0.12
   Net gain (loss) on securities (both
    realized and unrealized)                           3.00           1.92          2.51         (1.28)        (0.55)         3.14
                                                  ---------------------------------------------------------------------------------
    Total from Investment Operations                   3.05           1.96          2.54         (1.25)        (0.44)         3.26
                                                  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.04)         (0.04)        (0.03)        (0.04)        (0.12)        (0.10)
   Distributions from capital gains                   (0.76)         (0.14)        (0.04)           --         (0.64)        (0.53)
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.80)         (0.18)        (0.07)        (0.04)        (0.76)        (0.63)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $   18.10      $   15.85     $   14.07     $   11.60     $   12.89     $   14.09
                                                  =================================================================================

Total Return                                          19.39%         13.93%        22.04%        (9.69)%       (2.59)%       29.63%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  24,072      $  20,742     $  18,526     $  15,813     $  14,226     $  12,863
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.80%*         0.82%         0.88%         0.88%         0.92%         1.00%*
    After expense reimbursements                       0.65%*         0.65%         0.65%         0.65%         0.65%         0.65%*
   Ratio of net investment income (loss)
    to average net assets
    Before expense reimbursements                      0.47%*         0.09%         0.08%         0.00%         0.54%         0.58%*
    After expense reimbursements                       0.63%*         0.26%         0.31%         0.23%         0.81%         0.93%*
   Portfolio Turnover                                  2.94%         14.60%        16.51%        17.64%        41.91%        37.21%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   15.82      $   14.78
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.01          (0.01)
   Net gain on securities (both
    realized and unrealized)                           3.08           1.19
                                                  ----------------------------
     Total from Investment Operations                  3.09           1.18
                                                  ----------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --             --
   Distributions from capital gains                   (0.76)         (0.14)
                                                  ----------------------------
    Total distributions                               (0.76)         (0.14)
                                                  ----------------------------
Net asset value, end of period                    $   18.15      $   15.82
                                                  ============================

Total Return                                          19.65%          7.99%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   4,890      $   2,700
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.30%*         1.32%*
    After expense reimbursements                       1.15%*         1.15%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                     (0.03)%*       (0.41)%*
    After expense reimbursements                       0.13%*        (0.24)%*
   Portfolio Turnover                                  2.94%         14.60%

*     Annualized.
**    Commencement of operations.
(a)   Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Equity Income Fund
                                                 Six Months
                                                    Ended
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                 ----------------------------------------------------------------------------------
Net asset value, beginning of period             $   14.07       $   12.32     $   11.38     $   12.21     $   14.81     $   14.38
                                                 ----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.13            0.20          0.15          0.17          0.28          0.36
   Net gain (loss) on securities (both
    realized and unrealized)                          1.63            1.70          0.94         (0.83)        (2.46)         0.76
                                                 ----------------------------------------------------------------------------------
     Total from Investment Operations                 1.76            1.90          1.09         (0.66)        (2.18)         1.12
                                                 ----------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income              (0.13)          (0.15)        (0.15)        (0.17)        (0.39)        (0.27)
   Distributions from capital gains                     --              --            --            --         (0.03)        (0.42)
                                                 ----------------------------------------------------------------------------------
    Total distributions                              (0.13)          (0.15)        (0.15)        (0.17)        (0.42)        (0.69)
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period                   $   15.70       $   14.07     $   12.32     $   11.38     $   12.21     $   14.81
                                                 ==================================================================================

Total Return                                         12.55%          15.51%         9.77%        (5.46)%      (14.94)%        8.23%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)         $  15,327       $  13,137     $   9,818     $   8,261     $   8,794     $  11,813
   Ratio of expenses to average net assets:
    Before expense reimbursements                     0.84%*          0.90%         0.95%         0.91%         0.94%         0.98%
    After expense reimbursements                      0.80%*          0.80%         0.80%         0.80%         0.80%         0.80%
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                     1.71%*          1.04%         1.24%         1.33%         1.96%         2.49%
    After expense reimbursements                      1.75%*          1.14%         1.39%         1.44%         2.10%         2.67%
   Portfolio Turnover                                   --           14.43%        30.01%        69.43%        73.50%        38.34%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $   14.10      $   12.90
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.08           0.01
   Net gain on securities (both
    realized and unrealized)                           1.66           1.21
                                                  ----------------------------
     Total from Investment Operations                  1.74           1.22
                                                  ----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income               (0.09)         (0.02)
   Distributions from capital gains                      --             --
                                                  ----------------------------
    Total distributions                               (0.09)         (0.02)
                                                  ----------------------------
Net asset value, end of period                    $   15.75      $   14.10
                                                  ============================

Total Return                                          12.34%          9.47%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   2,414      $   1,470
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.34%*         1.40%*
    After expense reimbursements                       1.30%*         1.30%*
   Ratio of net investment income to
    average net assets
    Before expense reimbursements                      1.21%*         0.54%*
    After expense reimbursements                       1.25%*         0.64%*
   Portfolio Turnover                                    --          14.43%

*     Annualized.
**    Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

European Growth & Income Fund
                                                 Six Months
                                                    Ended                                                               January 18,
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended   2000** to
                                                     2005        August 31,    August 31,    August 31,    August 31,   August 31,
                                                 (Unaudited)        2004          2003          2002          2001         2000
                                                  --------------------------------------------------------------------------------
Net asset value, beginning of period              $    7.10      $    6.18     $    5.80     $    7.13     $    9.59    $   10.00
                                                  --------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.04           0.16          0.11          0.10          0.08         0.09
   Net gain (loss) on securities (both
    realized and unrealized)                           1.38           0.89          0.35         (1.34)        (2.46)       (0.45)
                                                  --------------------------------------------------------------------------------
     Total from Investment Operations                  1.42           1.05          0.46         (1.24)        (2.38)       (0.36)
                                                  --------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income               (0.03)         (0.13)        (0.08)        (0.09)        (0.08)       (0.05)
   Distributions from capital gains                      --             --            --            --            --           --
                                                  --------------------------------------------------------------------------------
    Total distributions                               (0.03)         (0.13)        (0.08)        (0.09)        (0.08)       (0.05)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period                    $    8.49      $    7.10     $    6.18     $    5.80     $    7.13    $    9.59
                                                  ================================================================================

Total Return                                          20.13%         17.04%         8.17%       (17.50)%      (24.87)%      (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   4,508      $   3,923     $   3,364     $   2,357     $   2,106    $   1,505
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.47%*         1.72%         1.99%         1.99%         2.17%        3.99%*
    After expense reimbursements                       0.95%*         0.95%         0.95%         0.95%         0.95%        0.95%*
  Ratio of net investment income (loss) to
    average net assets
    Before expense reimbursements                      0.45%*         1.17%         0.83%         0.30%        (0.18)%      (1.53)%*
    After expense reimbursements                       0.96%*         1.94%         1.87%         1.34%         1.04%        1.51%*
   Portfolio Turnover                                  1.78%          2.01%         0.00%         9.70%        19.75%      114.30%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $    7.11      $    6.61
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.02           0.08
   Net gain on securities (both
    realized and unrealized)                           1.40           0.48
                                                  ----------------------------
     Total from Investment Operations                  1.42           0.56
                                                  ----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)         (0.06)
   Distributions from capital gains                      --             --
                                                  ----------------------------
    Total distributions                               (0.01)         (0.06)
                                                  ----------------------------
Net asset value, end of period                    $    8.52      $    7.11
                                                  ============================

Total Return                                          20.06%          8.43%

RATIOS/SUPPLEMENTAL DATA

   Net Assets, end of period ( in 000's)          $   2,332      $   1,177
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.97%*         2.22%*
    After expense reimbursements                       1.45%*         1.45%*
   Ratio of net investment income (loss) to
    average net assets
    Before expense reimbursements                     (0.05)%*        0.67%*
    After expense reimbursements                       0.46%*         1.44%*
   Portfolio Turnover                                  1.78%          2.01%

*     Annualized.
**    Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)
--------------------------------------------------------------------------------

Nasdaq-100 Index Fund
                                                 Six Months
                                                    Ended                                                                January 18,
Direct Shares                                    February 28,    Year Ended    Year Ended    Year Ended    Year Ended    2000** to
                                                     2005        August 31,    August 31,    August 31,    August 31,    August 31,
                                                 (Unaudited)        2004          2003          2002          2001          2000
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period              $    3.46      $    3.41     $    2.41     $    3.75     $   10.67     $   10.00
                                                  ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.03          (0.01)        (0.01)        - (a)          0.05          0.03
   Net gain (loss) on securities (both
    realized and unrealized)                           0.34           0.06          1.01         (1.33)        (6.84)         0.67
                                                  ---------------------------------------------------------------------------------
     Total from Investment Operations                  0.37           0.05          1.00         (1.33)        (6.79)         0.70
                                                  ---------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income               (0.02)            --            --         (0.01)        (0.08)        (0.03)
   Distributions from capital gains                      --             --            --            --         (0.05)           --
                                                  ---------------------------------------------------------------------------------
    Total distributions                               (0.02)            --            --         (0.01)        (0.13)        (0.03)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period                    $    3.81      $    3.46     $    3.41     $    2.41     $    3.75     $   10.67
                                                  =================================================================================

Total Return                                          10.53%          1.47%        41.49%       (35.61)%      (64.26)%        7.02%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $  15,397      $  14,349     $  14,928     $   9,191     $  11,390     $  14,498
   Ratio of expenses to average net assets:
    Before expense reimbursements                      0.92%*         0.91%         1.05%         0.99%         0.90%         0.99%*
    After expense reimbursements                       0.65%*         0.65%         0.65%         0.64%         0.65%         0.65%*
   Ratio of net investment income (loss) to
    average net assets
    Before expense reimbursements                      1.40%*        (0.62)%       (0.80)%       (0.45)%        0.14%         0.54%*
    After expense reimbursements                       1.67%*        (0.36)%       (0.40)%       (0.10)%        0.39%         0.88%*
   Portfolio Turnover                                  5.87%          8.82%         8.64%         4.18%        13.82%         0.62%

                                                 Six Months
                                                    Ended
K Shares                                         February 28,    October 16,
                                                    2005          2003** to
                                                 (Unaudited)   August 31, 2004
                                                  ----------------------------
Net asset value, beginning of period              $    3.45      $    3.62
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.02          (0.01)
   Net gain on securities (both
    realized and unrealized)                           0.34          (0.16)
                                                  ----------------------------
     Total from Investment Operations                  0.36          (0.17)
                                                  ----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)            --
   Distributions from capital gains                      --             --
                                                  ----------------------------
    Total distributions                               (0.01)            --
                                                  ----------------------------
Net asset value, end of period                    $    3.80      $    3.45
                                                  ============================

Total Return                                          10.48%         (4.70)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)          $   2,675      $   1,651
   Ratio of expenses to average net assets:
    Before expense reimbursements                      1.42%*         1.41%*
    After expense reimbursements                       1.15%*         1.15%*
   Ratio of net investment income (loss) to
    average net assets
    Before expense reimbursements                      0.90%*        (1.12)%*
    After expense reimbursements                       1.17%*        (0.86)%*
   Portfolio Turnover                                  5.87%          8.82%

*     Annualized.
**    Commencement of operations.
(a)   Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                                                                      2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security                                           Description                                             Value      Investment
------------------------------------------------------------------------------------------------------------------------------------
1   CALIFORNIA, STATE OF                               Revenue Anticipation Notes; Series A                 $3,010,527       3.8%
2   CALIFORNIA STATE ECONOMIC RECOVERY                 Revenue Bonds; Series C-6                             2,200,000       2.8%
3   SAN DIEGO COUNTY SCHOOL DISTRICT                   Tax and Revenue Anticipation Notes                    2,013,069       2.6%
4   LOS ANGELES, COUNTY OF                             Tax and Revenue Anticipation Notes                    2,009,135       2.5%
5   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY        University of Southern California; Series C           2,000,000       2.5%
6   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY   Scripps Hospital; Series B                            2,000,000       2.5%
7   CALIFORNIA, STATE OF                               General Obligation Bonds; Series 2003C-1              2,000,000       2.5%
8   CHINO BASIN REGIONAL FINANCING AUTHORITY           Revenue Bonds; Series A                               2,000,000       2.5%
9   EAST BAY MUNICIPAL UTILITY DISTRICT                Water Series Revenue Bonds                            2,000,000       2.5%
10  KERN, COUNTY OF                                    Tax revenue Refunding Bonds; 1993 Series A            2,000,000       2.5%
11  LOS ANGELES, COUNTY OF                             Pension Obligation Refunding Bonds                    2,000,000       2.5%
12  LOS ANGELES, COUNTY OF                             Pension Obligation Refunding Bonds                    2,000,000       2.5%
13  LOS ANGELES COUNTY TRANSPORTATION COMMISSION       Sales Tax Revenue Refunding Bonds, 1992; Series A     2,000,000       2.5%
14  LOS ANGELES DEPARTMENT OF WATER & POWER            Power Systems; Subseries A-3                          2,000,000       2.5%
15  ORANGE COUNTY WATER DISTRICT                       Certificates of Participation; Series A               2,000,000       2.5%
16  RIVERSIDE, COUNTY OF                               Community Facilities District 89-5, Special Tax       2,000,000       2.5%
17  SANTA CLARA COUNTY FINANCING AUTHORITY             Lease Revenue                                         2,000,000       2.5%
18  UNIVERSITY OF CALIFORNIA BOARD OF REGENTS          Commercial Paper Notes; Series A                      2,000,000       2.5%
19  WILLIAM S. HART UNION HIGH SCHOOL DISTRICT         School Facility Bridge Funding Program                2,000,000       2.5%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            Variable Rate Demand Notes                      76.2%
            -----------------------------------------------------
            Tax and Revenue Anticipation Notes              17.4%
            -----------------------------------------------------
            Commercial Paper                                 5.0%
            -----------------------------------------------------
            Other Net Assets                                 1.4%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

      ------------------------------------------------------------------------------------------------------
                                                        Beginning                                  Expenses
      DIRECT SHARES                                   Account Value     Ending Account Value     Paid During
                                                    September 1, 2004     February 28, 2005        Period*
      ------------------------------------------------------------------------------------------------------
      Based on Actual Fund Return                        $1,000                $1,006               $2.64
      ------------------------------------------------------------------------------------------------------
      Based on Hypothetical 5% Return before expenses    $1,000                $1,047               $2.69
      ------------------------------------------------------------------------------------------------------

      * Expenses are equal to the Fund's expense ratio (0.53%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                                                                                       2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security                                           Description                                            Value       Investment
------------------------------------------------------------------------------------------------------------------------------------
1   IRVINE, CITY OF                                    Special Assessment; Series A                         $1,100,000       4.4%
2   MONTEREY, COUNTY OF                                Certificates of Participation                           663,312       2.7%
3   CALIFORNIA STATE ECONOMIC RECOVERY                 General Obligation; Series A                            660,072       2.7%
4   IMPERIAL IRRIGATION DISTRICT                       Certificates of Participation; 1997 Capital Projects    659,160       2.7%
5   OAK PARK UNIFIED SCHOOL DISTRICT                   General Obligation; Refunding Bonds                     633,084       2.6%
6   EASTERN MUNICIPAL WATER DISTRICT                   Certificates of Participation; Series A                 608,905       2.5%
7   FRESNO, CITY OF                                    Water System Revenue Refunding; Series A                578,035       2.3%
8   CASTAIC LAKE WATER AGENCY                          Certificates of Participation; Series A                 576,890       2.3%
9   FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT        General Obligation                                      567,850       2.3%
10  THE REGENTS OF THE UNIVERSITY OF CALIFORNIA        Multiple Purpose Projects; Series O                     567,160       2.3%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            Long Term Securities                            92.3%
            -----------------------------------------------------
            Variable Rate Demand Notes                       6.4%
            -----------------------------------------------------
            Other Net Assets                                 1.3%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

      ------------------------------------------------------------------------------------------------------
                                                        Beginning                                  Expenses
      DIRECT SHARES                                   Account Value     Ending Account Value     Paid During
                                                    September 1, 2004     February 28, 2005        Period*
      ------------------------------------------------------------------------------------------------------
      Based on Actual Fund Return                        $1,000                $1,005               $3.38
      ------------------------------------------------------------------------------------------------------
      Based on Hypothetical 5% Return before expenses    $1,000                $1,047               $3.45
      ------------------------------------------------------------------------------------------------------

      * Expenses are equal to the Fund's expense ratio (0.68%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                                                                                            2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security                                           Description                                            Value       Investment
------------------------------------------------------------------------------------------------------------------------------------
1   CALIFORNIA STATE PUBLIC WORKS BOARD                University of California Projects; 1993 Series A     $5,577,950       3.9%
2   SANTA CLARA REDEVELOPMENT AGENCY                   Bayshore North Project, 1992 Tax Allocation
                                                          Refunding Bonds                                    4,526,600       3.1%
3   SACRAMENTO MUNICIPAL UTILITY DISTRICT              Refunding Revenue Bonds; Series A                     4,520,400       3.1%
4   SAN MATEO COUNTY TRANSPORTATION DISTRICT           Sales Tax Revenue Bonds; Series A                     4,363,760       3.0%
5   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY         Power Project Revenue Bonds                           4,286,585       3.0%
6   LOS ANGELES COMMUNITY REDEVELOPMENT
      FINANCING AUTHORITY                              Bunker Hill Project; Series A                         4,178,800       2.9%
7   LOS ANGELES COUNTY TRANSPORTATION COMMISSION       Sales Tax Revenue Refunding Bonds, 1991; Series B     4,001,935       2.8%
8   SAN FRANCISCO BAY AREA TRANSIT FINANCING
      AUTHORITY                                        Sales Tax Revenue Refunding Bonds; Series 1990        3,535,369       2.4%
9   CALIFORNIA, STATE OF                               General Obligation                                    3,433,320       2.4%
10  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY        Stanford University; Series P                         3,405,750       2.4%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            Long Term Securities                            96.9%
            -----------------------------------------------------
            Variable Rate Demand Notes                       2.2%
            -----------------------------------------------------
            Other Net Assets                                 0.9%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

      ------------------------------------------------------------------------------------------------------
                                                        Beginning                                  Expenses
      DIRECT SHARES                                   Account Value     Ending Account Value     Paid During
                                                    September 1, 2004     February 28, 2005        Period*
      ------------------------------------------------------------------------------------------------------
      Based on Actual Fund Return                        $1,000                $1,009               $3.54
      ------------------------------------------------------------------------------------------------------
      Based on Hypothetical 5% Return before expenses    $1,000                $1,046               $3.60
      ------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.71%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                                                                                            2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security Description                                                                   Maturity           Value       Investment
------------------------------------------------------------------------------------------------------------------------------------
1   United States Treasury Bonds                                                           11/15/2022       $2,682,110       9.1%
2   United States Treasury Bills                                                             3/3/2005        2,599,699       8.8%
3   United States Treasury Notes                                                            5/15/2005        2,016,252       6.9%
4   Government National Mortgage Association                                                2/15/2019        1,883,437       6.4%
5   Government National Mortgage Association                                                9/15/2018        1,826,790       6.2%
6   Government National Mortgage Association                                                2/15/2019        1,786,404       6.1%
7   Government National Mortgage Association                                                2/15/2019        1,751,147       6.0%
8   Government National Mortgage Association                                                1/15/2019        1,748,177       5.9%
9   Government National Mortgage Association                                                1/15/2019        1,735,995       5.9%
10  United States Treasury Bond                                                             5/15/2016        1,613,981       5.5%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the invest- ment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            Government National Mortgage Association        56.9%
            -----------------------------------------------------
            United States Treasury Bills                    15.5%
            -----------------------------------------------------
            United States Treasury Notes                    12.4%
            -----------------------------------------------------
            United States Treasury Bonds                    14.5%
            -----------------------------------------------------
            Other Net Assets                                 0.7%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                ----------------------------------------    ----------------------------------------
                                                               DIRECT SHARES                                 K SHARES
                                                ----------------------------------------    ----------------------------------------
                                                  Beginning    Ending Account   Expenses      Beginning    Ending Account   Expenses
                                                Account Value      Value          Paid      Account Value      Value          Paid
                                                September 1,    February 28,     During      September 1,   February 28,     During
                                                     2004           2005         Period*         2004           2005         Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000          $1,010         $3.69         $1,000         $1,007         $6.17
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses    $1,000          $1,046         $3.75         $1,000         $1,044         $6.28
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST                                                                                           2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security Description                                                                   Maturity         Value         Investment
------------------------------------------------------------------------------------------------------------------------------------
1   United States Treasury Bills                                                           3/3/2005      $14,298,395         33.5%
2   United States Treasury Bills                                                           4/7/2005       10,974,864         25.7%
3   United States Treasury Bills                                                           6/9/2005        8,936,625         20.9%
4   United States Treasury Bills                                                           5/5/2005        8,463,861         19.8%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            United States Treasury Bills                    99.8%
            -----------------------------------------------------
            Other Net Assets                                 0.2%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                 ----------------------------------------   ----------------------------------------
                                                               DIRECT SHARES                              K SHARES
                                                 ----------------------------------------   ----------------------------------------
                                                   Beginning     Ending Account  Expenses     Beginning     Ending Account  Expenses
                                                 Account Value       Value         Paid     Account Value        Value        Paid
                                                 September 1,     February 28,    During    September 1,     February 28,    During
                                                     2004             2005        Period*       2004             2005       Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                         $1,000           $1,007        $2.64       $1,000           $1,005       $5.12
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses     $1,000           $1,047        $2.69       $1,000           $1,045       $5.22
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND                                                                                       2/28/2005

                                                                                                                          Percentage
                                                                                                                           of Total
    Security Description                                                                   Maturity           Value       Investment
------------------------------------------------------------------------------------------------------------------------------------
1   United States Treasury Notes                                                           11/15/2005       $4,074,064       23.9%
2   United States Treasury Notes                                                            8/15/2007        3,621,812       21.2%
3   United States Treasury Notes                                                            5/15/2007        2,126,876       12.5%
4   United States Treasury Notes                                                           10/15/2006        2,094,376       12.3%
5   United States Treasury Notes                                                            2/15/2006        2,046,172       12.0%
6   Government National Mortgage Association                                               11/20/2034          975,659        5.7%
7   Government National Mortgage Association                                                6/20/2034          923,526        5.4%
8   United States Treasury Bills                                                             3/3/2005          699,915        4.1%
9   United States Treasury Bills                                                             6/9/2005          297,888        1.7%
10  United States Treasury Bills                                                             4/7/2005          199,543        1.2%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

                              [BAR CHART OMITTED]

            -----------------------------------------------------
            Government National Mortgage Association        11.0%
            -----------------------------------------------------
            United States Treasury Bills                     6.9%
            -----------------------------------------------------
            United States Treasury Notes                    80.9%
            -----------------------------------------------------
            Other Net Assets                                 1.2%
            -----------------------------------------------------

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                 ----------------------------------------   ----------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                 ----------------------------------------   ----------------------------------------
                                                   Beginning    Ending Account  Expenses      Beginning    Ending Account  Expenses
                                                 Account Value       Value        Paid      Account Value       Value        Paid
                                                 September 1,    February 28,     During     September 1,   February 28,    During
                                                     2004            2005        Period*         2004           2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000            $996         $2.92        $1,000           $994           $5.39
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses    $1,000          $1,047         $2.99        $1,000         $1,045           $5.53
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                                     2/28/2005

                                                                      Percentage
                                                                       of Total
    Security                                              Value       Investment
--------------------------------------------------------------------------------
1   Exxon Mobil Corp.                                  $4,137,815       3.7%
2   General Electric Co.                                3,697,866       3.3%
3   Microsoft Corp.                                     2,750,487       2.4%
4   Citigroup Inc.                                      2,483,540       2.2%
5   Wal-Mart Stores Inc.                                2,199,721       1.9%
6   Pfizer Inc.                                         1,994,333       1.8%
7   Johnson & Johnson.                                  1,956,126       1.7%
8   Bank of America Corp.                               1,906,352       1.7%
9   American International Group Inc.                   1,748,490       1.5%
10  International Business Machines Corp.               1,558,121       1.4%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                              S&P 500        CIT
            -----------------------------------------------------
            Basic Materials                     3.1%        3.1%
            -----------------------------------------------------
            Communications                     10.3%       10.0%
            -----------------------------------------------------
            Consumer Cyclical                   9.8%        9.9%
            -----------------------------------------------------
            Consumer Non-Cyclical              21.4%       21.6%
            -----------------------------------------------------
            Energy                              8.7%        8.7%
            -----------------------------------------------------
            Financial                          20.1%       20.0%
            -----------------------------------------------------
            Industrial                         11.5%       11.5%
            -----------------------------------------------------
            Technology                         12.1%       12.1%
            -----------------------------------------------------
            Utility                             3.1%        3.1%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                 -----------------------------------------  ----------------------------------------
                                                               DIRECT SHARES                               K SHARES
                                                 -----------------------------------------  ----------------------------------------
                                                   Beginning     Ending Account   Expenses    Beginning    Ending Account  Expenses
                                                 Account Value        Value         Paid    Account Value       Value        Paid
                                                  September 1,    February 28,     During   September 1,    February 28,    During
                                                      2004            2005        Period*       2004            2005       Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000          $1,099        $1.87       $1,000          $1,097       $4.47
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000          $1,048        $1.83       $1,000          $1,046       $4.36
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND                                                  2/28/2005

                                                                      Percentage
                                                                       of Total
    Security                                              Value       Investment
--------------------------------------------------------------------------------
1   DR Horton Inc.                                      $1,385,923       0.9%
2   Lennar Corp.                                         1,288,897       0.9%
3   Murphy Oil Corp.                                     1,249,900       0.8%
4   Washington Post Co./The                              1,166,502       0.8%
5   Lyondell Chemical Co.                                1,109,806       0.7%
6   Legg Mason Inc.                                      1,103,155       0.7%
7   Weatherford International Ltd.                       1,080,610       0.7%
8   Fidelity National Financial, Inc.                    1,043,356       0.7%
9   Harman International Industries, Inc.                1,005,941       0.7%
10  Patterson Cos Inc.                                     921,692       0.6%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                               S&P 400      CIT
            -----------------------------------------------------
            Basic Materials                     3.9%        3.8%
            -----------------------------------------------------
            Communications                      5.5%        5.5%
            -----------------------------------------------------
            Consumer Cyclical                  18.3%       18.5%
            -----------------------------------------------------
            Consumer Non-Cyclical              19.3%       19.2%
            -----------------------------------------------------
            Diversified                         0.3%        0.3%
            -----------------------------------------------------
            Energy                              9.6%        9.5%
            -----------------------------------------------------
            Financial                          16.5%       16.8%
            -----------------------------------------------------
            Industrial                         11.6%       11.4%
            -----------------------------------------------------
            Technology                          9.2%        9.2%
            -----------------------------------------------------
            Utility                             5.8%        5.7%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                  --------------------------------------  ------------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                  --------------------------------------  ------------------------------------------
                                                    Beginning   Ending Account  Expenses    Beginning     Ending Account   Expenses
                                                  Account Value     Value         Paid    Account Value        Value         Paid
                                                  September 1,   February 28,     During   September 1,    February 28,     During
                                                      2004           2005        Period*       2004            2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000         $1,157        $3.10       $1,000          $1,155        $5.77
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000         $1,047        $2.94       $1,000          $1,045        $5.48
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                                2/28/2005
                                                                      Percentage
                                                                       of Total
    Security                                             Value        Investment
--------------------------------------------------------------------------------
1    NVR Inc.                                         $ 269,365          1.0%
2    Cooper Cos Inc./The                                179,194          0.7%
3    MDC Holdings Inc.                                  173,094          0.6%
4    Massey Energy Co.                                  169,701          0.6%
5    Polaris Industries Inc.                            153,817          0.6%
6    Patina Oil & Gas Corp.                             145,741          0.5%
7    Florida Rock Industries, Inc                       142,393          0.5%
8    Yellow Roadway Corp.                               142,296          0.5%
9    Standard-Pacific Corp.                             139,600          0.5%
10   Roper Industries Inc.                              135,918          0.5%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                               S&P 600      CIT
            -----------------------------------------------------
            Basic Materials                     4.8%        4.1%
            -----------------------------------------------------
            Communications                      2.4%        3.0%
            -----------------------------------------------------
            Consumer Cyclical                  18.9%       20.0%
            -----------------------------------------------------
            Consumer Non-Cyclical              18.6%       18.0%
            -----------------------------------------------------
            Energy                              6.5%        7.3%
            -----------------------------------------------------
            Financial                          13.8%       14.0%
            -----------------------------------------------------
            Industrial                         19.9%       20.3%
            -----------------------------------------------------
            Technology                         10.2%        9.1%
            -----------------------------------------------------
            Utility                             5.0%        4.3%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                  --------------------------------------  ------------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                  --------------------------------------  ------------------------------------------
                                                    Beginning   Ending Account  Expenses    Beginning     Ending Account   Expenses
                                                  Account Value     Value         Paid    Account Value        Value         Paid
                                                  September 1,   February 28,    During    September 1,    February 28,     During
                                                      2004           2005        Period*       2004            2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000         $1,194        $4.03       $1,000          $1,197        $6.75
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000         $1,046        $3.75       $1,000          $1,044        $6.28
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
EQUITY INCOME FUND                                                     2/28/2005

                                                                      Percentage
                                                                       of Total
    Security                                              Value       Investment
--------------------------------------------------------------------------------
1  Citigroup Inc.                                       $ 496,813       3.0%
2  Wells Fargo & Co.                                      492,676       3.0%
3  McGraw-Hill Cos Inc./The                               490,387       2.9%
4  Bank of America Corp.                                  460,156       2.8%
5  McDonald's Corp.                                       409,133       2.5%
6  ConocoPhillips                                         407,410       2.5%
7  Exxon Mobil Corp.                                      394,801       2.4%
8  Baxter International, Inc.                             371,256       2.2%
9  First Data Corp.                                       353,141       2.1%
10 Fifth Third Bancorp                                    345,759       2.1%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                           S&P BARRA/Value  CIT
            -----------------------------------------------------
            Basic Materials                     3.4%        3.7%
            -----------------------------------------------------
            Communications                     13.2%        4.5%
            -----------------------------------------------------
            Consumer Cyclical                   7.1%       13.2%
            -----------------------------------------------------
            Consumer Non-Cyclical              10.2%       17.8%
            -----------------------------------------------------
            Energy                              8.4%       13.0%
            -----------------------------------------------------
            Financial                          38.2%       29.1%
            -----------------------------------------------------
            Industrial                          8.3%        6.0%
            -----------------------------------------------------
            Technology                          5.8%        6.6%
            -----------------------------------------------------
            Utility                             5.5%        6.1%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                  --------------------------------------  ------------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                  --------------------------------------  ------------------------------------------
                                                    Beginning   Ending Account  Expenses    Beginning     Ending Account   Expenses
                                                  Account Value     Value         Paid    Account Value        Value         Paid
                                                  September 1,   February 28,    During    September 1,    February 28,     During
                                                      2004           2005        Period*       2004            2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000        $1,126        $4.69        $1,000          $1,123        $7.32
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000        $1,046        $4.51        $1,000          $1,043        $7.04
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.89%; K Shares 1.39%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND                                          2/28/2005

                                                                      Percentage
                                                                       of Total
    Security                                              Value       Investment
--------------------------------------------------------------------------------
1   BP PLC ADR                                         $ 446,390         6.7%
2   HSBC Holdings PLC ADR                                361,679         5.5%
3   Vodafone Group PLC ADR                               347,291         5.2%
4   Total SA ADR                                         307,417         4.6%
5   GlaxoSmithKline PLC ADR                              293,563         4.4%
6   Barclays PLC ADR                                     279,126         4.2%
7   Royal Dutch Petroleum Co. ADR                        278,858         4.2%
8   Novartis AG ADR                                      252,698         3.8%
9   Nestle SA ADR                                        219,651         3.3%
10  UBS AG ADR                                           206,031         3.1%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                            DJ STOXX 50      CIT
            -----------------------------------------------------
            Basic Materials                     2.3%        2.1%
            -----------------------------------------------------
            Communications                     16.7%       17.0%
            -----------------------------------------------------
            Consumer Cyclical                   1.1%        1.2%
            -----------------------------------------------------
            Consumer Non-Cyclical              20.5%       20.8%
            -----------------------------------------------------
            Energy                             15.5%       21.0%
            -----------------------------------------------------
            Financial                          34.8%       31.0%
            -----------------------------------------------------
            Industrial                          3.0%        3.2%
            -----------------------------------------------------
            Technology                          1.9%        1.0%
            -----------------------------------------------------
            Utility                             4.1%        2.6%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                  --------------------------------------  ------------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                  --------------------------------------  ------------------------------------------
                                                    Beginning   Ending Account  Expenses    Beginning     Ending Account   Expenses
                                                  Account Value     Value         Paid    Account Value        Value         Paid
                                                  September 1,   February 28,    During    September 1,    February 28,     During
                                                      2004           2005        Period*       2004            2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000         $1,201        $5.46       $1,000          $1,201        $8.19
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000         $1,045        $5.07       $1,000          $1,043        $7.60
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND                                                  2/28/2005

                                                                      Percentage
                                                                       of Total
    Security                                              Value       Investment
--------------------------------------------------------------------------------
1   Microsoft Corp.                                     $1,269,626       7.3%
2   Qualcomm Inc.                                          977,425       5.6%
3   Intel Corp.                                            742,709       4.3%
4   Apple Computer Inc.                                    672,900       3.9%
5   eBay Inc.                                              571,143       3.3%
6   Nextel Communication Inc.                              563,290       3.2%
7   Cisco Systems Inc.                                     552,580       3.2%
8   Dell Inc.                                              511,508       3.0%
9   Amgen Inc.                                             499,103       2.9%
10  Comcast Corp.                                          426,958       2.5%

                             [BAR CHART OMITTED]

            -----------------------------------------------------
                                            Nasdaq 100      CIT
            -----------------------------------------------------
            Basic Materials                     0.7%        0.7%
            -----------------------------------------------------
            Communications                     29.6%       29.3%
            -----------------------------------------------------
            Consumer Cyclical                  10.2%       10.2%
            -----------------------------------------------------
            Consumer Non-Cyclical              15.0%       15.0%
            -----------------------------------------------------
            Industrial                          2.7%        2.7%
            -----------------------------------------------------
            Technology                         41.9%       42.0%
            -----------------------------------------------------

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                  --------------------------------------  ------------------------------------------
                                                                DIRECT SHARES                                K SHARES
                                                  --------------------------------------  ------------------------------------------
                                                    Beginning   Ending Account  Expenses    Beginning     Ending Account   Expenses
                                                  Account Value     Value         Paid    Account Value        Value         Paid
                                                  September 1,   February 28,    During    September 1,    February 28,     During
                                                      2004           2005        Period*       2004            2005        Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                          $1,000         $1,105         $3.86        $1,000        $1,105         $6.47
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses      $1,000         $1,046         $3.75        $1,000        $1,044         $6.28
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                      2/28/2005
        TRUST                      STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. Government Securities. The following is a summary of significant accounting policies followed by the Funds.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income and expenses of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to Class K.

      (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes --- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2004, available to offset future capital gains, if any, are as follows:

Expiring      Tax Free MM        S&P 500          Midcap      Equity Income    European G & I     Nasdaq 100
------------------------------------------------------------------------------------------------------------
  2007                 --             --              --                 --               806             --
  2008                 --             --              --                 --            53,456        537,333
  2009                 --      7,228,230       1,419,345            296,376            40,585      2,356,290
  2010                 --             --              --                 --                --             --
  2011                 --      2,790,405         821,486            111,334           104,291      3,015,438
  2012              3,258             --              --                 --             2,426      1,986,011
------------------------------------------------------------------------------------------------------------
  Total             3,258     10,018,635       2,240,831            407,710           201,564      7,895,072
============================================================================================================

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                     Increase (Decrease)       Increase (Decrease)     Increase (Decrease)
                                       Paid-in capital          Undistributed Net          Accumulated
                                                             Investment Income (Loss)      Gain/(Loss)
California Tax-Free Money Market Fund     (14,841)                      --                   14,841
California Insured Intermediate Fund        2,417                  (13,968)                  11,551
California Tax-Free Income Fund            23,280                 (120,778)                  97,498
Short-Term U.S. Government Bond Fund       (7,437)                     637                    6,800
S&P SmallCap Index Fund                    10,840                       --                  (10,840)
European Growth & Income Fund                  --                       92                      (92)
Nasdaq-100 Index Fund                     (68,157)                  68,157                       --

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                      2/28/2005
        TRUST                      STATEMENTS
                              CONTINUED (UNAUDITED)
--------------------------------------------------------------------------------

      (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, renewal at the end of each calendar year. Reimbursement from the manager for the six months ended February 28, 2005, is as follows:

                                                    Voluntary Expense Limitation
Fund                                     Reimburse   Direct Shares     K Shares      Expiration
-----------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund    $86,124         0.53%           N/A         12/31/05
California Insured Intermediate Fund     $15,878         0.68%           N/A         12/31/05
U.S. Government Securities Fund          $13,895         0.74%          1.24%        12/31/05
The United States Treasury Trust         $64,717         0.53%          1.03%        12/31/05
Short-Term U.S. Government Bond Fund     $24,535         0.59%          1.09%        12/31/05
S&P 500 Index Fund                       $99,662         0.36%          0.86%        12/31/05
S&P MidCap Index Fund                    $62,473         0.58%          1.08%        12/31/05
S&P SmallCap Index Fund                  $20,700         0.74%          1.24%        12/31/05
Equity Income Fund                       $ 3,628         0.89%          1.39%        12/31/05
European Growth & Income Fund            $16,216         1.00%          1.50%        12/31/05
Nasdaq-100 Index Fund                    $24,063         0.74%          1.24%        12/31/05

Certain officers and trustees of the Trusts are also partners of CCM.

      As compensation for administrative duties, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust and California Investment Trust II. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of each Fund's daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby each Fund of California Investment Trust II pays CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the six months ended February 28, 2005, the following were paid by each Fund of California Investment Trust II:

Fund                                      12b-1 Fees     Shareholder Service Fee
----                                      ----------     -----------------------
U.S. Government Securities Fund           $3,357                $3,357
The United States Treasury Trust          $1,593                $1,593
Short-Term U.S. Government Bond Fund      $1,640                $1,640
S&P 500 Index Fund                        $3,922                $3,922
S&P MidCap Index Fund                     $4,153                $4,153
S&P SmallCap Index Fund                   $4,667                $4,667
Equity Income Fund                        $2,323                $2,323
European Growth & Income Fund             $2,185                $2,185
Nasdaq-100 Index Fund                     $2,762                $2,762

Note 3 --- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 28, 2005 were as follows:

                                           Purchases               Sales
                                          -----------           ------------
California Tax-Free Income Fund           $16,354,847           $  7,770,653
California Insured Intermediate Fund      $        --           $  1,360,422
Short-Term U.S. Government Bond Fund      $11,999,140           $  9,736,355
U.S. Government Securities Fund           $ 2,025,125           $  2,027,938
S&P 500 Index Fund                        $ 1,311,958           $  5,444,825
S&P Midcap Index Fund                     $18,445,178           $ 12,633,567
Equity Income Fund                        $ 3,709,651           $         --
S&P SmallCap Index Fund                   $ 1,392,697           $    786,831
European Growth & Income Fund             $   654,614           $    105,295
Nasdaq-100 Index Fund                     $ 1,036,512           $  1,189,498

Fund Holdings: The Fund holdings shown in this report are as of February 28, 2005. Holdings are subject to change at any time, so holdings shown in this report may not reflect current fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which was filed for the quarter ending November 30, 2004. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of Form N-Q may be requested by visiting the Funds' website at www.citfunds.com or by calling 1-800-225-8778.

Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") contains a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities. Each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is filed with the SEC no later than August 31st of each year. The description of the proxy voting policies and procedures and each Fund's proxy voting record are available upon request, at no charge, at the phone number and website below or on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling 800-225-8778 or can be downloaded from the Funds' website at www.citfunds.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with the Board of Trustees of each trust. Each Trustee serves until his death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the
Funds:

                                                                                                                 Length of Time
Trustee                 Address                        Date of Birth       Position Held with the Trust              Served
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers       44 Montgomery St. #2100        06/27/66            Chairman, Secretary & Trustee        Since August 1998
                        San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------
Harry Holmes            P.O. Box 714                   12/05/25            Trustee                              Since September 1985
                        Pebble Beach, CA 93953
------------------------------------------------------------------------------------------------------------------------------------
John B. Sias            580 California Street          01/22/27            Trustee                              Since March 1991
                        San Francisco, CA 94103
------------------------------------------------------------------------------------------------------------------------------------
James Miller            One Front Street, Suite 300    05/28/66            Trustee                              Since August 2001
                        San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999-present;
                        Chief Operating Officer, CCM Partners, 1997-1999;
                        Administrative Officer, CCM Partners, 1993-1997;
                        Marketing Representative, CCM Partners, 1992-1993.

Harry Holmes            Principal, Harry Holmes & Associates (consulting);
                        President and Chief Executive Officer, Aspen Skiing
                        Company, 1982- 1984; President and Chief Executive
                        Officer, Pebble Beach Company (property management),
                        1973-1984.

John B. Sias            President and CEO, Chronicle Publishing Company,
                        1993-2001; Executive Vice President, Capital Cities/ABC
                        Inc. and President, ABC Network T.V. Group.

James Miller            Vice President, Jones Lange LaSalle Americas, Inc. 1999
                        - present; Associate, Orrick Herrington & Sutcliffe LLP,
                        1996- 1999; Associate, Gordon & Rees LLP, 1992-1993

* Trustees deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940.

44 Montgomery Street #2100                                         BULK RATE
San Francisco, CA 94104                                          U.S. Postage
                                                                    P A I D
                                                                  Permit #688
                                                                 Redwood City,
                                                                      CA

                           CALIFORNIA INVESTMENT TRUST
                 SUPPLEMENTAL INFORMATION TO SEMI ANNUAL REPORT
                       DATED FEBRUARY 28, 2005 (UNAUDITED)

Please replace the information in the Statement of Operations on pages 28 and 29, and in the Statement of Changes in Net Assets on pages 30, 32, 34, 35, 36, and 37 of the Semi-Annual Report to Shareholders dated February 28, 2005 (Unaudited) with the information in the tables below. These financial statements were revised to reflect the correct realized and unrealized gains (loss) on investments, the increase (decrease) in net assets resulting from operations, the increase (decrease) in net assets resulting from capital share transactions. These changes have no effect on total net assets, net asset value per share, and per share information included in the financial highlights. Please retain the revised informatiom for future reference.

                            STATEMENT OF OPERATIONS

                                    California Insured Intermediate Fund       California Tax-Free Income Fund
                                    ------------------------------------   -----------------------------------------
                                        from          to         change       from            to            change
                                    ------------------------------------   -----------------------------------------
Net realized gain (loss) from
  security transactions              $ 144,059    $  86,254    $(57,805)   $       N/C    $       N/C      $     N/C
Change in unrealized appreciation
  (depreciation) of investments            N/C          N/C         N/C     (2,177,931)    (2,506,966)      (329,035)
Net realized and unrealized
  gain (loss) on investments          (222,997)    (280,802)    (57,805)    (1,225,564)    (1,554,599)      (329,035)
Net increase (decrease) in net
  assets resulting from operations     181,123      123,318     (57,805)     1,721,259      1,392,224       (329,035)

                                              S&P MidCap Index Fund
                                      ---------------------------------------
                                         from            to          change
                                      ---------------------------------------
Net realized gain (loss) from
  security transactions               $ 3,550,325   $ 6,208,335   $ 2,658,010
Change in unrealized appreciation
  (depreciation) of investments               N/C           N/C           N/C
Net realized and unrealized
  gain (loss) on investments           17,634,447    20,292,457     2,658,010
Net increase (decrease) in net
  assets resulting from operations     18,183,964    20,841,974     2,658,010

                       STATEMENT OF CHANGES IN NET ASSETS

                                             California Insured Intermediate Fund        California Tax-Free Income Fund
                                             ------------------------------------   -----------------------------------------
                                                 from          to         change       from            to             change
                                             ------------------------------------   -----------------------------------------
Net realized gain (loss) on investments       $ 144,059    $  86,254    $(57,805)   $       N/C    $       N/C      $     N/C
Change in unrealized appreciation
  (depreciation) of investments                     N/C          N/C         N/C     (2,177,931)    (2,506,966)      (329,035)
Net increase (decrease) in net
  assets resulting from operations              181,123      123,318     (57,805)     1,721,259      1,392,224       (329,035)
Increase (decrease) in net assets
  resulting from capital share transactions    (938,032)    (880,227)     57,805     (8,437,626)    (8,108,591)       329,035

                                                       S&P MidCap Index Fund
                                               ----------------------------------------
                                                  from            to          change
                                               ----------------------------------------
Net realized gain (loss) on investments        $ 3,550,325   $ 6,208,335   $ 2,658,010
Change in unrealized appreciation
  (depreciation) of investments                        N/C           N/C           N/C
Net increase (decrease) in net
  assets resulting from operations              18,183,964    20,841,974     2,658,010
Increase (decrease) in net assets
  resulting from capital share transactions     10,554,202     7,896,192    (2,658,010)

N/C - No change

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             The United States
                              California Tax-Free   California Insured           California Tax-Free           Treasury Trust
                               Money Market Fund     Intermediate Fund               Income Fund         Direct Shares    K Shares
                              ------------------------------------------------------------------------------------------------------
                                  Shares/Value      Shares        Value         Shares         Value      Shares/Value  Shares/Value
                              ------------------------------------------------------------------------------------------------------
Shares sold                       28,956,251        54,275    $    594,296      342,374    $  4,328,514    25,980,626    1,479,283
Shares issued in reinvestment
  of distributions                   473,840        31,063         338,948      338,317       4,233,361       278,146        6,399
                              ------------------------------------------------------------------------------------------------------
                                  29,430,091        85,338         933,244      680,691       8,561,875    26,258,772    1,485,682
Shares repurchased               (42,608,072)     (165,593)     (1,813,471)  (1,313,787)    (16,670,466)  (24,412,103)    (669,685)
                              ------------------------------------------------------------------------------------------------------
Net increase (decrease)          (13,177,981)      (80,255)   $   (880,227)    (633,096)   $ (8,108,591)    1,846,669      815,997
                              ======================================================================================================

                                       Short-Term U.S. Government Bond Fund                 U.S. Government Securities Fund
                                      Direct Shares                K Shares                Direct Shares             K Shares
                              ------------------------------------------------------------------------------------------------------
                                  Shares          Value     Shares          Value      Shares         Value     Shares        Value
                              ------------------------------------------------------------------------------------------------------
Shares sold                      432,585    $ 4,337,112     30,613    $   307,225     226,376    $ 2,389,800   177,959   $1,887,780
Shares issued in reinvestment
  of distributions                12,986        130,008        878          8,800      55,735        582,220     5,888       62,076
                              ------------------------------------------------------------------------------------------------------
                                 445,571      4,467,120     31,491        316,025     282,111      2,972,020   183,847    1,949,856
Shares repurchased              (354,669)    (3,559,353)    (9,123)       (91,827)   (346,320)    (3,648,749)  (27,153)    (288,002)
                              ------------------------------------------------------------------------------------------------------
Net increase (decrease)           90,902    $   907,767     22,368    $   224,198     (64,209)   $  (676,729)  156,694   $1,661,854
                              ======================================================================================================

                                                  S&P 500 Index Fund                              S&P MidCap Index Fund
                                    Direct Shares                 K Shares              Direct Shares                K Shares
                              ------------------------------------------------------------------------------------------------------
                                Shares          Value      Shares         Value     Shares          Value      Shares         Value
                              ------------------------------------------------------------------------------------------------------
Shares sold                    112,264    $ 2,638,011      65,556    $1,524,891    757,694    $15,561,802      68,594    $1,384,013
Shares issued in reinvestment
  of distributions              39,105        925,596         961        23,033     20,928        434,383         177         3,736
                              ------------------------------------------------------------------------------------------------------
                               151,369      3,563,607      66,517     1,547,924    778,622     15,996,185      68,771     1,387,749
Shares repurchased            (394,274)    (9,173,251)    (12,279)     (285,582)  (443,174)    (9,149,532)    (16,722)     (338,210)
                              ------------------------------------------------------------------------------------------------------
Net increase (decrease)       (242,905)   $(5,609,644)     54,238    $1,262,342    335,448    $ 6,846,653      52,049    $1,049,539
                              ======================================================================================================

                                               S&P SmallCap Index Fund                               Equity Income Fund
                                    Direct Shares                 K Shares              Direct Shares                K Shares
                              ------------------------------------------------------------------------------------------------------
                                Shares          Value      Shares         Value     Shares          Value      Shares         Value
                              ------------------------------------------------------------------------------------------------------
Shares sold                    104,532    $ 1,822,833     111,378    $1,935,411    112,089    $ 1,663,770      60,230    $  902,883
Shares issued in reinvestment
  of distributions              58,115      1,027,193       8,807       155,275      7,688        115,834         701        10,659
                              ------------------------------------------------------------------------------------------------------
                               162,647      2,850,026     120,185     2,090,686    119,777      1,779,604      60,931       913,542
Shares repurchased            (141,364)    (2,472,442)    (21,520)     (372,744)   (77,081)    (1,152,950)    (11,861)     (174,839)
                              ------------------------------------------------------------------------------------------------------
Net increase (decrease)         21,283    $   377,584      98,665    $1,717,942     42,696    $   626,654      49,070    $  738,703
                              ======================================================================================================

                                          European Growth & Income Fund                          Nasdaq-100 Index Fund
                                    Direct Shares                 K Shares              Direct Shares                K Shares
                              ------------------------------------------------------------------------------------------------------
                                Shares          Value      Shares         Value     Shares          Value      Shares         Value
                              ------------------------------------------------------------------------------------------------------
Shares sold                     71,858    $   567,707     135,682    $1,068,770    342,546    $ 1,314,793     307,116    $1,170,912
Shares issued in reinvestment
  of distributions               2,350         17,648         365         2,681     14,944         60,976       1,917         7,785
                              ------------------------------------------------------------------------------------------------------
                                74,208        585,355     136,047     1,071,451    357,490      1,375,769     309,033     1,178,697
Shares repurchased             (95,959)      (740,379)    (27,909)     (218,109)  (468,371)    (1,768,922)    (84,060)     (316,195)
                              ------------------------------------------------------------------------------------------------------
Net increase (decrease)        (21,751)   $  (155,024)    108,138    $  853,342   (110,881)   $  (393,153)    224,973    $  862,502
                              ======================================================================================================

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust


By (Signature and Title)*  /s/ Stephen C. Rogers
                           -----------------------------------------------------
                           Stephen C. Rogers, President       Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen C. Rogers
                           -----------------------------------------------------
                           Stephen C. Rogers, President       Date: May 23, 2005


By (Signature and Title)*  /s/ Christopher P. Browne
                           -----------------------------------------------------
                           Christopher P. Browne, Treasurer   Date: May 23, 2005

* Print the name and title of each signing officer under his or her signature.